UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER
REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-09121
JNL VARIABLE FUND LLC
(Exact name of registrant as specified in charter)

1 Corporate Way, Lansing, MI 48951
(Address of principal executive offices) (Zip code)

Steven J. Fredricks, Esq.
Jackson National Asset Management, LLC
1 Corporate Way
Lansing, MI 48951
(Name and address of agent for service)

Registrant's telephone number, including area code: (517) 381-5500

Date of fiscal year end: December 31

Date of reporting period: December 31, 2006

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. §3507.

Item 1. Report to Shareholders.

JNL/Mellon Capital Management Funds

Mellon Capital Management Corporation

Team Management

Money Manager Commentary:

JNL/Mellon Capital Management 25 Fund

JNL/Mellon Capital Management Communications Sector Fund

JNL/Mellon Capital Management Consumer Brands Sector Fund

JNL/Mellon Capital Management Dow 10 Fund

JNL/Mellon Capital Management Dow Dividend Fund

JNL/Mellon Capital Management Financial Sector Fund

JNL/Mellon Capital Management Global 15 Fund

JNL/Mellon Capital Management Healthcare Sector Fund

JNL/Mellon Capital Management JNL 5 Fund

JNL/Mellon Capital Management JNL Optimized 5 Fund

JNL/Mellon Capital Management Nasdaq 15 Fund

JNL/Mellon Capital Management Oil & Gas Sector Fund

JNL/Mellon Capital Management S&P 10 Fund

JNL/Mellon Capital Management S&P 24 Fund

JNL/Mellon Capital Management Select Small-Cap Fund

JNL/Mellon Capital Management Technology Sector Fund

JNL/Mellon Capital Management VIP Fund

JNL/Mellon Capital Management Value Line 25 Fund

U.S. Market Overview: The U.S. stock market continued its string of positive returns in 2006, marking the fourth straight year of gains, fueled by benign inflation data and indications that the housing market slowdown has leveled. The S&P 500 gained 15.79% for 2006, while the Dow Jones Industrial Average set record closes, and gained 19.04% for the year. While the technology-laden Nasdaq Composite Index failed to keep pace with the Dow and the S&P, it still rose 9.5%. Stock market performance for the year proved very similar in terms of market capitalization. The large cap Russell 1000 Index rose 15.46% in 2006, closely followed by the Russell Midcap Index at 15.26%. Modestly outperforming both indices, the small cap Russell 2000 gained 18.44% for the year. Value handily outpaced growth for the year; the Russell 3000 Growth Index gained only 9.5% percent for the year, while the Russell 3000 Value Index soared 22.3%. The Telecommunication Services and Energy sectors were the largest contributors to the positive performance, while Information Technology and Health Care lagged.

Strong economic data in the first quarter combined with solid earnings growth propelled equities higher. An anticipated end to the Fed's tightening cycle also lent support, while investors were able to shrug off higher oil prices. Indeed, the major market indices approached their highest levels in five years. All major indices finished in positive territory for the quarter, led by the Nasdaq Composite Index, which gained 6.1%. The S&P 500 and the Dow Jones Industrial Average each rose 4.2%.

Financial markets experienced increased volatility during the second quarter, as investors wrestled with a muddled economic picture. Economic growth remained strong, but the Federal Reserve maintained its vigilant inflation watch. Concerns about oil prices, Chinese economic policy, commodity prices, and Federal Reserve Chairman Bernanke's approach to the market all fueled volatility. At one point during June the S&P 500 Index was off over 8% from the intraday high for the year set on May 8th. The S&P 500 Index finished the quarter down 1.4%, while the technology-laden Nasdaq Composite Index fared even more poorly, giving up 7.2%.

The U.S. stock market rebounded in the third quarter from its second quarter correction, as investors cheered the news that the Fed paused after 17 straight interest rate hikes. Typically a challenging period for stocks, the summer months were instead a bonanza, with stocks propelled higher by lower market interest rates, higher corporate profitability, and falling energy/commodity prices. The S&P 500 index delivered a total return of 5.67%, while the Russell 3000 rose 4.6%. The euphoria surrounding the Fed's apparent pause temporarily lifted the Dow Jones Industrial Average over the January 2000 peak to a record 11,727 on September 28, though it closed the quarter somewhat lower. The tech-heavy Nasdaq Composite bounced back from a poor second quarter showing to gain 4%.

The U.S. stock market added to third quarter gains and finished fourth quarter on a high note. Hopes that the Fed has engineered a steady growth, low inflation and low interest rate environment helped investors look beyond a host of potential concerns at year-end. Mergers and acquisition activity, a sharp drop in energy prices and continued strength in corporate earnings also contributed to the strength during the last quarter. The Dow Jones Industrial Average posted a series of new all time highs and briefly crossed the 12,500 barrier.

International Market Overview: International equity markets also experienced strong performance during 2006, with the MSCI EAFE rising 13.8% in local terms. The U.S. dollar fell during 2006 versus most currencies in the MSCI EAFE, thus boosting dollar-denominated returns. The MSCI EAFE index soared 23.5% in USD terms. The only exception was the Japanese yen, which has been a major funding currency for the carry trade due to its low interest rates. The yen fell by 1% versus the dollar for 2006. Singapore was the top performing market, rising 31% in local terms. Stocks in Norway (30.2%) rose due to higher oil prices, while other European stocks rose due to improved economic growth across the continent. Japanese stocks were the lowest performer among markets in the EAFE Index, as growth remains lower.

International markets also posted solid gains during the first quarter, as the MSCI EAFE rose 7.6% in local terms. The weakness in the dollar helped the international returns, as the EAFE gained 8.8% in USD terms. The strongest market was Norway, which rose 19.5% in local terms (23.3% in USD) for the quarter. Norwegian stocks were helped by the rally in oil prices during the quarter. Portugal (18.2%), Finland (14.4%), and Greece (12%) also posted solid gains.

International markets fell during the second quarter. The decline began in May, when the MSCI EAFE Index had its worst monthly performance since September 2002. While higher oil prices were a factor in the weaker equity markets, due to heightened tensions with Iran and potential supply disruptions in Nigeria, it appears that uncertainty over the extent of tighter credit and the potential for slower growth is mostly to blame. For the quarter, the MSCI EAFE Index fell 5.2% in local terms, but with the weakness in the U.S. dollar, the EAFE Index lost only 0.3% in USD terms. In local terms, every country in the EAFE Index fell, with Greece (-9.9%) and Sweden (-11.1%) falling the furthest. Australia (-1.1%) had the smallest loss for the quarter.

International markets rose during the third quarter, with the MSCI EAFE rising 4.5% in local terms as the backdrop of solid economic expansion globally helped international markets. Also helping equities was a sharp decline in the price of oil after it peaked on August 8. In local terms, every country but Norway (-1.8%) rose during the quarter. Norwegian stocks suffered due to the tumble in oil prices from $74 to $63 per barrel. Spain (12%), Belgium (-11.1%), and the Netherlands led the way. Spanish equities soared due to acquisition speculation among public utility companies. The MSCI Japan Index lagged on concerns that a U.S. slowdown - and the weaker dollar - would erode demand for Japanese exports.

International stocks outperformed U.S. stocks in dollar terms this quarter, helped by continued robust earnings growth, strong growth in the euro region, and record levels of M&A activity. The MSCI EAFE gained 6.7% in local terms, but rose 10.0% in U.S. dollar terms after the USD weakened against most developed market currencies during the quarter. Every country market in the EAFE Index finished with gains. In local terms, Norway (20.2%) led the gains despite the easing of oil prices, followed by Singapore (18.5%) and Austria (14.2%). Lagging markets included the Netherlands (2.7%), the UK (4.7%), and Switzerland (5%).

JNL/Mellon Capital Management Funds

Money Manager Commentary:

JNL/Mellon Capital Management 25 Fund

Mellon Capital Management Corporation

Team Management

Objective: The investment objective of the JNL/Mellon Capital Management 25 Fund is total return through a combination of capital appreciation and dividend income.

Fund Specific Overview: Most of the companies in the Fund had positive returns in 2006. Three of the larger returns came from Autoliv , Limited Brands and Snap-On Inc. Autoliv, an automotive safety equipment manufacturer, was up 36% on cost reductions and on new contracts to develop new automotive safety devices. Limited Brands, a specialty clothing retailer, was up 32% on better than expected earnings releases. Snap-On, a small tool and accessory manufacturer, was up 30% on better than expected earnings releases and an acquisition that was expected to help earnings in 2007.

Some of the companies that hurt the return of the Fund were New York Times and Eli Lilly & Co.. New York Times, the newspaper publisher, was down 5% on a mediocre outlook for ad revenues, increased printing and distribution costs, and competition from on-line web sites. Eli Lilly, a medical drug manufacturer, ended the year down 5%. The stock price went up and down over the year due to concerns about current drugs and the prospects for future drugs, along with a decision to stop research on a promising experimental cholesterol drug.

JNL/Mellon Capital Management 25 Fund (Class A)

S&P Mid 400 Barra Value Index = $26,309

JNL/Mellon Capital Management 25 Fund = $14,130

S&P 500 Index = $11,494

Average Annual
Total Returns

1 year	12.23%

5 year	9.26%

Since inception	4.72%

(Inception date July 2, 1999).

Prior to December 15, 2003, the
Fund was managed by First Trust
Advisors L.P.

Prior to February 18, 2004, the
Fund was managed by Curian
Capital LLC.

Past performance is not predictive of future performance. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be more or less than their original cost. Performance numbers are net of all Fund operating expenses, but do not reflect the deduction of insurance charges.

JNL/Mellon Capital Management Communications Sector Fund

Mellon Capital Management Corporation

Team Management

Objective: The objective of the JNL/Mellon Capital Management Communications Sector Fund is total return through capital appreciation and dividend income.

Fund Specific Overview: The Fund was up 36.12% during the year. The Fund is an index fund and the Fund's portfolio manager is not selecting specific stocks to own, but is trying to match the Fund's overall stock weightings and characteristics to the index's stock weightings and characteristics -- while minimizing transaction costs. However, due to certain regulatory restrictions on diversification, the Fund is unable to hold some securities at their benchmark weight. These restrictions can hamper the ability of the Fund to achieve the return of the index. In this respect, the Fund's return compared favorably to the return of the Fund's benchmark, the Dow Jones US Telecommunications Index.

There were several changes to the Fund's benchmark during the year -- both scheduled quarterly rebalancings of the index and also corporate actions that affected stocks in the benchmark. These changes consisted of roughly 4 additions and 2 deletions. These benchmark changes represented about 10% turnover.

The Fund's four largest holdings represent about 49% of the Fund. These companies are AT&T, up 53%; Verizon Communications, up 34%; Sprint Nextel, which lost about 10%; and Bellsouth, up 78%.

Two stocks in the Fund that performed well during the year were Level 3 Communications and Bellsouth. Level 3 Communications, a provider of services for telecommunication companies, was up 95%. The company was up on the general rise in the sector, along with analyst upgrades and the late year acquisition of Broadwing Corp. Bellsouth, a "Baby Bell" phone company, returned 78% on its acquisition by AT&T that closed at the end of 2006.

Only one company experienced a negative return for the year, Sprint Nextel. Sprint Nextel ended the year down about 10%, mostly from news in August that the Sprint/Nextel merger integration was not meeting expectations as well as a slowdown in revenue.

JNL/Mellon Capital Management Communications Sector Fund (Class A)

JNL/Mellon Capital Management Communications Sector Fund = $6,776

Dow Jones US Telecommunications Index = $4,789

Average Annual
Total Returns

1 year	36.12%

5 year	3.19%

Since inception	-5.06%

(Inception date July 2, 1999).

Prior to December 15, 2003, the
Fund was managed by First Trust
Advisors L.P.

Prior to February 18, 2004, the
Fund was managed by Curian
Capital LLC.

Past performance is not predictive of future performance. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be more or less than their original cost. Performance numbers are net of all Fund operating expenses, but do not reflect the deduction of insurance charges.

JNL/Mellon Capital Management Consumer Brands Sector Fund

Mellon Capital Management Corporation

Team Management

Objective: The objective of the JNL/Mellon Capital Management Consumer Brands Sector Fund is total return through capital appreciation and dividend income.

Fund Specific Overview: The Fund was up 13.44% during the year. The Fund is an index fund and the Fund's portfolio manager is not selecting specific stocks to own, but is trying to match the Fund's overall stock weightings and characteristics to the index's stock weightings and characteristics -- while minimizing transaction costs. In this respect, the Fund's return compared favorably to the return of the Fund's benchmark, the Dow Jones US Consumer, Cyclical Index.

There were several changes to the Fund's benchmark during the year -- both scheduled quarterly rebalancings of the index and also corporate actions that affected stocks in the benchmark. These changes consisted of roughly 19 additions and 4 deletions. These benchmark changes represented about 14% turnover.

Three stocks in the Fund that performed well during the year were Charter Communications, Las Vegas Sands and American Eagle Outfitters. Charter Communications, the 4th largest US cable company, returned 151% on stronger than expected earnings and also on their marketing of expanded cable services. Las Vegas Sands, a casino operator, returned 126% on strong 3rd quarter results and their successful Asian expansion. American Eagle Outfitters, a specialty-clothing retailer, returned 106% on strong earnings and on successful new clothing lines.

The lowest returns came from Westwood One, Chicos Fashions and Getty Images. Westwood One, a provider or radio and TV programs, was down 55% on reduced demand for its products and services, and a poor earnings outlook. Chico's FAS, a specialty clothing retailer, lost about 50%. The company's stock price declined steadily throughout the year on weak earnings and continued lower guidance from the company's management. Getty Images, which licenses digital photographs, was down 52% due to an SEC inquiry on stock option grant practices. The company also missed revenue estimates.

JNL/Mellon Capital Management Consumer Brands Sector Fund (Class A)

JNL/Mellon Capital Management Consumer Brands Sector Fund = $13,052

Dow Jones US Consumer, Cyclical Index = $10,648

Average Annual
Total Returns

1 year	13.44%

5 year	6.73%

Since inception	3.62%

(Inception date July 2, 1999).

Prior to December 15, 2003, the
Fund was managed by First Trust
Advisors L.P.

Prior to February 18, 2004, the
Fund was managed by Curian
Capital LLC.

Past performance is not predictive of future performance. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be more or less than their original cost. Performance numbers are net of all Fund operating expenses, but do not reflect the deduction of insurance charges.

JNL/Mellon Capital Management Dow 10 Fund

Mellon Capital Management Corporation

Team Management

Objective: The investment objective of the JNL/Mellon Capital Management Dow 10 Fund is total return through a combination of capital appreciation and dividend income.

Fund Specific Overview: All of the Fund’s holdings had positive returns in 2006. Two of the best returns came from General Motors and AT&T. General Motors, one of the world's largest auto makers, returned almost 64% based mainly on their improving financial results. AT&T was up 53% due to the company's cost savings from acquisitions and also from strong household spending on communication services. Although still having positive returns for the year, two of the lowest performers were General Electric and Pfizer. General Electric, a diversified manufacturing and media company, was up about 9%. Pfizer, a pharmaceutical drug manufacturer, was up about 15%, although it suffered significantly in December when it discontinued development efforts on a new cholesterol drug. On November 6th, Verizon spun off Idearc, giving the fund 11 securities at the end of the year.

JNL/Mellon Capital Management Dow 10 Fund (Class A)

Dow Jones Industrial Average = $13,029

JNL/Mellon Capital Management Dow 10 Fund = $12,710

Average Annual
Total Returns

1 year	29.56%

5 year	7.33%

Since inception	3.25%

(Inception date July 2, 1999).

Prior to December 15, 2003, the
Fund was managed by First Trust
Advisors L.P.

Prior to February 18, 2004, the
Fund was managed by Curian
Capital LLC.

Past performance is not predictive of future performance. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be more or less than their original cost. Performance numbers are net of all Fund operating expenses, but do not reflect the deduction of insurance charges.

JNL/Mellon Capital Management Dow Dividend Fund

Mellon Capital Management Corporation

Team Management

Objective: The investment objective of the JNL/Mellon Capital Management Dow Dividend Fund is to provide the potential for an above-average total return.

Fund Specific Overview: All of the companies, except one, completed 2006 with positive returns. Three of the best performing companies were General Motors, Northeast Utilities and Entergy Corp. General Motors was up 64% based mainly on their improving financial results. Northeast Utilities, an electric utility for parts of the Northeastern United States, was up 47% after turning a profit in the second quarter and completing some asset sales. Entergy

Corp, an integrated energy utility, was up 33% after earnings and an improved outlook midyear. Only one company had negative returns in the Fund, Energy East Corp. Energy East Corp, an electric utility, was down about 2%. One company was acquired during the year, Jefferson Pilot. Thus, the Fund ended the year with 19 companies.

JNL/Mellon Capital Management Dow Dividend Fund (Class A)

JNL/Mellon Capital Management Dow Dividend Fund = $11,990

Dow Jones Select Dividend Index = $11,954

Total Return

Since inception	19.90%

(Inception date January 17, 2006).

Past performance is not predictive of future performance. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be more or less than their original cost. Performance numbers are net of all Fund operating expenses, but do not reflect the deduction of insurance charges.

JNL/Mellon Capital Management Financial Sector Fund

Mellon Capital Management Corporation

Team Management

Objective: The objective of the JNL/Mellon Capital Management Financial Sector Fund is total return through capital appreciation and dividend income.

Fund Specific Overview: The Fund was up 18.68% during the year. The Fund is an index fund and the Fund's portfolio manager is not selecting specific stocks to own, but is trying to match the Fund's overall stock weightings and characteristics to the index's stock weightings and characteristics -- while minimizing transaction costs. However, due to certain regulatory restrictions, the Fund is unable to hold some securities at their benchmark weight. In this respect, the Fund's return compared favorably to the return of the Fund's benchmark, the Dow Jones US Financial Index. There were several changes to the Fund's benchmark during the year -- both scheduled quarterly rebalancings of the index and also corporate actions that affected stocks in the benchmark. These changes consisted of roughly 36 additions and 3 deletions. These benchmark changes represented about 8% turnover. Some of the Fund's largest holdings, Citigroup, Bank of America, and JP Morgan are limited to a maximum 5% weight each in the Fund due to regulations on the amount of securities related companies the Fund can hold. These restrictions can hamper the ability of the Fund to achieve the return of the index.

Three stocks in the Fund that performed well during the year were First Marblehead, Knight Capital Group and Jones Lang LaSalle. First Marblehead, a provider of outsourcing service for private educational lending, was up 152% as earnings during the year tended to exceed expectations. Knight Capital Group, a provider of trade execution and asset management services, gained 94% after the company finished restructuring, completed acquisitions and had 4 consecutive quarters of strong financial results. Jones Lang LaSalle, a company that offers real estate and money management services, returned 84% on good financial results throughout the year.

Two of the lowest returns came from Doral Financial and Mills. Doral Financial, a diversified financial services company that operates out of Puerto Rico, fell 72% during the year as the company struggled to improve its finances as it worked to restate prior year results and reach a settlement with the SEC. Mills, a Real Estate Investment Trust, was down 50% as it took asset write downs and also attempted to restate prior period results due to accounting errors. The company was also being investigated by the SEC over its accounting issues.

JNL/Mellon Capital Management Financial Sector Fund (Class A)

JNL/Mellon Capital Management Financial Sector Fund = $16,536

Dow Jones US Financial Index = $14,919

Average Annual
Total Returns

1 year	18.68%

5 year	10.35%

Since inception	6.94%

(Inception date July 2, 1999)

Prior to December 15, 2003, the
Fund was managed by First Trust
Advisors L.P.

Prior to February 18, 2004, the
Fund was managed by Curian
Capital LLC.

Past performance is not predictive of future performance. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be more or less than their original cost. Performance numbers are net of all Fund operating expenses, but do not reflect the deduction of insurance charges.

JNL/Mellon Capital Management Global 15 Fund

Mellon Capital Management Corporation

Team Management

Objective: The investment objective of the JNL/Mellon Capital Management Global 15 Fund is total return through a combination of capital appreciation and dividend income.

Fund Specific Overview: The Fund had very strong returns in 2006, with all of the securities ending the year with positive returns.

The Fund contains selected holdings from 3 countries. UK - The best returning UK security was BT Group, a telecommunications service provider in the UK. BT Group was up 62% due to increased profits from new communication services. The Fund's UK security with the lowest return was GKN. GKN, a British maker of automotive parts, was up 15%. The British Pound gained about 11% versus the US Dollar in 2006 and that gain helped the return of all the UK companies held in the Fund. Hong Kong - The Hong Kong companies in the Fund also had strong returns in 2006. The best Hong Kong stock was Hang Lung Properties, up over 65%. Hang Lung Properties is a top tier property developer in China and Hong Kong and benefited from the rise in China's property markets. United States - The US component's best return was General Motors, up 64%, while the lowest performing US component was Pfizer, up 15%. General Motors, one of the world's largest auto makers was up mainly because of their improving financial results in 2006. Pfizer, a pharmaceutical drug manufacturer, suffered significantly in December when it discontinued developmental efforts on a new cholesterol drug.

JNL/Mellon Capital Management Global 15 Fund (Class A)

JNL/Mellon Capital Management Global 15 Fund = $19,700

MSCI DTR World Index = $13,120

Average Annual
Total Returns

1 year	40.11%

5 year	17.79%

Since inception	9.47%

(Inception date July 2, 1999).

Prior to December 15, 2003, the
Fund was managed by First Trust
Advisors L.P.

Prior to February 18, 2004, the
Fund was managed by Curian
Capital LLC.

Past performance is not predictive of future performance. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be more or less than their original cost. Performance numbers are net of all Fund operating expenses, but do not reflect the deduction of insurance charges.

JNL/Mellon Capital Management Healthcare Sector Fund

Mellon Capital Management Corporation

Team Management

Objective: The objective of the JNL/Mellon Capital Management Healthcare Sector Fund is total return through capital appreciation and dividend income.

Fund Specific Overview: The Fund was up 6.19% during the year. The Fund is an index fund and the Fund's portfolio manager is not selecting specific stocks to own, but is trying to match the Fund's overall stock weightings and characteristics to the index's stock weightings and characteristics -- while minimizing transaction costs. In this respect, the Fund's return compared favorably to the return of the Fund's benchmark, the Dow Jones US Healthcare Index.

There were several changes to the Fund's benchmark during the year -- both scheduled quarterly rebalancings of the index and also corporate actions that affected stocks in the benchmark. These changes consisted of roughly 7 additions and 7 deletions. These benchmark changes represented about 7% turnover. The two largest holdings in the Fund, representing about 23% of the Fund, were Johnson & Johnson, up 12% and Pfizer up 15%.

Three stocks in the Fund that performed well during the year were Savient Pharmaceuticals, Nabi Biopharmeceuticals and Alexion Pharmaceutical. Savient Pharmaceuticals, a specialty pharmaceutical company, was up almost 200%. The company reported positive earnings in the middle of the year and rose later in the year after a class action lawsuit against the company was dismissed. Nabi Biopharmeceuticals, a designer and marketer of drugs to fight hepatitis and nicotine addiction, returned 101%. The company has been the focus of hedge funds and has hired an investment banking advisor to review strategic alternatives for the company. Alexion Pharmaceutical, a maker of biologic therapeutic products, gained 99%. The company reported good results from one of its leading drug candidates early in the year.

The lowest returns came from Neurocrine Bioscience, Telik and ONYX Pharmaceuticals. Neurocrine Bioscience, a maker of drugs for insomnia, anxiety and similar disorders, was down 83% after the FDA delayed final approvals of an insomnia drug and a major pharmaceutical company cancelled contracts with the company. Telik, a developer of drugs for cancer and inflammatory diseases, plunged 74% in December when the company report poor results for a late-stage-trial cancer drug. ONYX Pharmaceuticals, a biopharmaceutical company, was down 63% on poor results on a kidney cancer drug it had been developing.

JNL/Mellon Capital Management Healthcare Sector Fund (Class A)

JNL/Mellon Capital Management Healthcare Sector Fund = $13,335

Dow Jones US Healthcare Index = $11,875

Average Annual
Total Returns

1 year	6.19%

5 year	1.03%

Since inception	3.91%

(Inception date July 2, 1999).

Prior to December 15, 2003, the
Fund was managed by First Trust
Advisors L.P.

Prior to February 18, 2004, the
Fund was managed by Curian
Capital LLC.

Past performance is not predictive of future performance. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be more or less than their original cost. Performance numbers are net of all Fund operating expenses, but do not reflect the deduction of insurance charges.

JNL/Mellon Capital Management JNL 5 Fund

Mellon Capital Management Corporation

Team Management

Objective: The investment objective of the JNL/Mellon Capital Management JNL 5 Fund is total return through capital appreciation and dividend income.

Fund Specific Overview: The Fund holds a broad set of companies, with most of the companies based in the US, but 5 are from Britain and 5 are from Hong Kong. The returns from the US companies were mixed but the British and HK companies all had positive returns.

UK - The best returning UK security was BT Group, a telecommunications service provider in the UK. BT Group was up 62% due to increased profits from new communication services. The Fund's UK security with the lowest return was GKN. GKN, a British maker of automotive parts, was up 15%. The British Pound gained about 11% versus the US Dollar in 2006 and that gain helped the return of all the UK companies held in the Fund.

Hong Kong - The Hong Kong companies in the Fund also had strong returns in 2006. The best Hong Kong stock was Hang Lung Properties, up over 65%. Hang Lung Properties is a top tier property developer in China and Hong Kong and benefited from the rise in China's property markets.

United States - The US component's best returns came from Veritas DGC, Core Laboratories and Steven Madden. Veritas DGC, a provider of geophysical information to oil and gas companies, was up about 141% for the year due to better than expected revenue. Buyout speculation also increased the stock price and Veritas was acquired by a French company in early 2007. Core Labs, an oil and gas industry service company, also was up a strong 117% because of record earnings. Core Lab is based in the Netherlands and also benefited from the decline in the US Dollar. Steven Madden, a designer and manufacturer of footwear apparel, was up about 85% on continuing strong earnings. The company was also able to pay out a special dividend in November due to its strong operational performance.

Three stocks that hurt the Fund's return were Bentley Pharmaceutical, Edge Petroleum and Chemed Corp. Bentley Pharmaceutical, a medical drug manufacturer, was down 38% on higher research and development costs. Edge Petroleum, an independent oil & gas exploration and production company, was down 26% on lower natural gas prices. Chemed Corp, a hospice care company and the owner of the Roto-Rooter plumbing service, was down 25% on Medicare billing limitations that will reduce the company's earnings.

JNL/Mellon Capital Management JNL 5 Fund (Class A)

JNL/Mellon Capital Management JNL 5 Fund = 14,392

S&P 500 Index = $13,028

Average Annual
Total Returns

1 year	18.82%

Since inception	17.55%

(Inception date October 4, 2004).

Past performance is not predictive of future performance. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be more or less than their original cost. Performance numbers are net of all Fund operating expenses, but do not reflect the deduction of insurance charges.

JNL/Mellon Capital Management JNL Optimized 5 Fund

Mellon Capital Management Corporation

Team Management

Objective: The investment objective of the JNL/Mellon Capital Management JNL Optimized 5 Fund is total return.

Fund Specific Overview: The Fund holds a broad set of companies, with most of the companies based in the US and 25 companies based in Europe and 5 companies based in Hong Kong. The returns from the US companies were mixed, but all of the European companies and Hong Kong companies had positive returns in 2006.

UK - The depreciation of the dollar versus the British Pound helped the UK component of the Fund tremendously. The best returning UK security was BT Group, which was up 55% due to increased profits from new communication services. The UK security with the lowest return was GKN and it was down 2%. The British Pound gained about 7% versus the US Dollar from May 2006.

Europe - The depreciation of the US Dollar versus the main European currencies helped the European stocks to positive returns. Among the European stocks, the best returns came from Telefonica, up 37%, and Eel, up 29%

Hong Kong - The Hong Kong component also had strong returns even though the Hong Kong Dollar is tied to the US Dollar. The best Hong Kong stock was Cathy Pacific, up 45%. The Hong Kong company with the lowest return was Citric Pacific, which had a slightly positive return of 2%.

United States - Three companies helping the return of the Fund in 2006 were Guess, AT&T and General Motors. Guess, an apparel and accessory designer and manufacturer, was up 53% because it continued to show good sales and earnings growth throughout the year. AT&T was up 39% due to the company's cost savings from acquisitions and also from strong household spending on communication services. General Motors returned almost 39% based mainly on their improving financial results.

Three companies that had negative returns in 2006 were Plexus Corp, Chicos FAS and Peabody Energy. Plexus Corp, an electronics manufacturing service company, was down 46%. The stock plunged in July on a report by the company describing a weak outlook and issuing lower guidance. Chico's FAS, a clothing retailer, lost about 43%. The company's stock price declined steadily throughout the year on weak earnings and continued lower guidance from the company's management. Peabody Energy, a coal company, was down about 40% along with most of the other coal companies. In September the company announced that coal production would be at the lower end of it's previous forecasts.

JNL/Mellon Capital Management JNL Optimized 5 Fund (Class A)

S&P 500 Index = $10,965

JNL/Mellon Capital Management JNL Optimized 5 Fund = $10,834

Total Return

Since inception	8.34%

(Inception date May 1, 2006).

Past performance is not predictive of future performance. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be more or less than their original cost. Performance numbers are net of all Fund operating expenses, but do not reflect the deduction of insurance charges.

JNL/Mellon Capital Management Nasdaq 15 Fund

Mellon Capital Management Corporation

Team Management

Objective: The investment objective of the JNL/Mellon Capital Management Nasdaq 15 Fund is total return.

Fund Specific Overview: The Fund had a mixture of well and poor performing companies in 2006.

The best return, by a very large margin, was Nvidia. Two other companies with strong performances were NII Holdings and LAM Research . Nvidia, a computer technology accessory manufacturer, was up about 102% due to strong demand for it's computer graphics chips, as well as late year speculation that it would be taken over by a major computer chip manufacturer. NII Holdings, a wireless communications company serving mostly Latin America, was up 47% based on strong end of year subscriber growth. Lam Research, a semiconductor processing equipment manufacturer, was up 41% due to earnings that beat Wall Street estimates as well as a general rise in semiconductor stocks in the latter part of the year.

Two companies hurting the Fund’s performance were Sandisk and Patterson-UTI Energy. Sandisk, a flash storage memory card manufacturer, was down about 31%. After recovering from an excess inventory of chips early in the year, the company rebounded somewhat midyear only to be hit with increasing pricing pressure later in the year. Patterson-UTI Energy, a contract drilling services company, was down about 28%. The stock price fell on some concerns about natural gas price levels and the ability of Patterson-UIT to maintain prices for its contract drilling services.

The Fund has 3 holdings that account for over 50% of the Fund’s weight. The largest holding at the beginning of the year was Google. Google's return was up about 11%. Apple Computer, the third largest holding in the Fund, returned about 18% based on it's best selling iPod music device. The second largest holding, Amgen, hurt the performance with a -13% decline due to concerns about it's ability to deliver strong profit growth as well as concerns about it's anemia drug patent.

JNL/Mellon Capital Management Nasdaq 15 Fund (Class A)

NASDAQ® 100 Index = $12,161

JNL/Mellon Capital Management Nasdaq 15 Fund = $11,260

Average Annual
Total Returns

1 year	4.65%

Since inception	5.41%

(Inception date October 4, 2004).

Past performance is not predictive of future performance. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be more or less than their original cost. Performance numbers are net of all Fund operating expenses, but do not reflect the deduction of insurance charges.

JNL/Mellon Capital Management Oil & Gas Sector Fund

Mellon Capital Management Corporation

Team Management

Objective: The objective of the JNL/Mellon Capital Management Oil & Gas Sector Fund is total return through capital appreciation and dividend income.

Fund Specific Overview: The Fund was up 20.79% during the year. The Fund is an index fund and the Fund's portfolio manager is not selecting specific stocks to own, but is trying to match the Fund's overall stock weightings and characteristics to the index's stock weightings and characteristics -- while minimizing transaction costs. However, due to certain regulatory restrictions on diversification, the Fund is unable to hold some securities at their benchmark weight. These restrictions can hamper the ability of the Fund to achieve the return of the index. In this respect, the Fund's return compared favorably to the return of the Fund's benchmark, the Dow Jones US Oil & Gas Index.

There were several changes to the Fund's benchmark during the year -- both scheduled quarterly rebalancings of the index and also corporate actions that affected stocks in the benchmark. These changes consisted of roughly 9 additions. These benchmark changes represented about 8% turnover.

The Fund's three largest holdings represent about 45% of the Fund. These companies are Exxon Mobil, which gained 39%, Chevron, up 34% and ConocoPhillips, up 26%. Two stocks in the Fund that performed well during the year were Veritas DGC and Core Laboratories. Veritas DCG, a provider of geophysical information to oil and gas companies, was up about 141% for the year due to better than expected revenue. Buyout speculation also increased the stock price and Veritas was acquired by a French company in early 2007. Core Labs, an oil and gas industry service company, also was up a strong +117% because of record earnings. Core Labs is based in the Netherlands and also benefited from the decline in the US Dollar.

The lowest returns came from Encore Acquisition, Parker Drilling and Patterson -UTI Energy. Encore Acquisition, an oil and natural gas company, was down 29%. The company's margins are affected by the rise and fall of oil and natural gas prices and suffered as natural gas prices fell later in the year. Parker Drilling, a contract drilling service company, was down 25% on mixed financial results during the year as well as following the general trend of companies in the oil and gas sector. Patterson-UTI Energy, a contract drilling services company, was down about 28%. The stock price fell on some concerns about natural gas price levels and the ability of Patterson-UIT to maintain prices for its contract drilling services.

JNL/Mellon Capital Management Oil & Gas Sector Fund (Class A)

JNL/Mellon Capital Management Oil & Gas Sector Fund = $31,129

Dow Jones US Oil and Gas Index = $22,710

Average Annual
Total Returns

1 year	20.79%

5 year	22.85%

Since inception	16.36%

(Inception date July 2, 1999)

Prior to December 15, 2003, the
Fund was managed by First Trust
Advisors L.P.

Prior to February 18, 2004, the
Fund was managed by Curian
Capital LLC.

Past performance is not predictive of future performance. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be more or less than their original cost. Performance numbers are net of all Fund operating expenses, but do not reflect the deduction of insurance charges.

JNL/Mellon Capital Management S&P 10 Fund

Mellon Capital Management Corporation

Team Management

Objective: The investment objective of the JNL/Mellon Capital Management S&P 10 Fund is total return through a combination of capital appreciation and dividend income.

Fund Specific Overview: The returns of the ten companies in the Fund were mixed in 2006 -- half of the companies had positive returns and the other half had negative returns.

Two of the best returns came from Marathon Oil and Lehman Brothers. Marathon Oil, an oil and gas refining and marketing company, was up 54% on a rise in profits from increased production as well as strong commodity prices. Lehman Brothers, a large financial services firm, was up 22% on record investment banking and corporate financing revenue in 2006. Two of the companies with negative returns were Express Script and Aetna. Express Scripts, a pharmacy benefit management service company, was down 14% mainly due to a proposed reduction in average wholesale drug prices by a major drug list price publisher. Aetna, a large health care insurance and benefits company, was down about 8% after revealing falling membership and rising costs midyear. The company did recover significantly in the latter part of 2006.

JNL/Mellon Capital Management S&P 10 Fund (Class A)

JNL/Mellon Capital Management S&P 10 Fund = $15,500

S&P 500 Index = $11,494

Average Annual
Total Returns

1 year	4.66%

5 year	10.48%

Since inception	6.02%

(Inception date July 2, 1999).

Prior to December 15, 2003, the
Fund was managed by First Trust
Advisors L.P.

Prior to February 18, 2004, the
Fund was managed by Curian
Capital LLC.

Past performance is not predictive of future performance. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be more or less than their original cost. Performance numbers are net of all Fund operating expenses, but do not reflect the deduction of insurance charges.

JNL/Mellon Capital Management S&P 24 Fund

Mellon Capital Management Corporation

Team Management

Objective: The investment objective of the JNL/Mellon Capital Management S&P 24 Fund is total return through capital appreciation.

Fund Specific Overview: The returns of the companies in the Fund were mixed in 2006. Three of the best returns came from PPL Corp, Applera Corp and Forest Labs. PPL Corp was up 28% due to strong sales, higher wholesale margins and lower repair costs. Applera Corp was up slightly under 28%. The stock price steadily climbed during the period and jumped in late October on a well received earnings release. Forest Labs was up 23% on good earnings releases in the second half of the year. The stock priced also jumped in July when Forest Labs received a favorable legal result in a patent challenge on a drug that accounts for 63% of the company's sales.

A few of the poor performers were BJ Services Co, Sunoco and National Semiconductor. BJ Services, an oilfield services company, lost 25%. The price declined due to worries about a potential glut in natural gas and flat US revenue growth. The price also tends to fluctuate along with the prices of oil and natural gas. Sunoco, a manufacturer and marketer of petroleum products, fell 24%. Like BJ Services, Sunoco's price tends to fluctuate with the price of oil and this increased the pressure on the company's margins. National Semiconductor, a semiconductor designer and manufacturer, lost 23% due to fears of slowing growth in the semiconductor industry.

JNL/Mellon Capital Management S&P 24 Fund (Class A)

S&P 500 Index = $10,965

JNL/Mellon Capital Management S&P 24 Fund = $10,300

Total Return

Since inception	3.00%

(Inception date May 1, 2006).

Past performance is not predictive of future performance. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be more or less than their original cost. Performance numbers are net of all Fund operating expenses, but do not reflect the deduction of insurance charges.

JNL/Mellon Capital Management Select Small-Cap Fund

Mellon Capital Management Corporation

Team Management

Objective: The investment objective of the JNL/Mellon Capital Management Select Small-Cap Fund is total return through capital appreciation.

Fund Specific Overview: More than half of the companies in the Fund realized positive returns in 2006. The companies that helped the most were Veritas DCG, Core Laboratories and Steven Madden. Veritas DGC, a provider of geophysical information to oil and gas companies, was up about 141% for the year due to better than expected revenue. Buyout speculation also increased the stock price and Veritas was acquired by a French company in early 2007. Core Labs, an oil and gas industry service company, also was up a strong +117% because of record earnings. Core Lab is based in the Netherlands and also benefited from the decline in the US Dollar. Steven Madden, a designer and manufacturer of footwear apparel, was up about 85% on continuing strong earnings. The company was also able to pay out a special dividend in November due to its strong operational performance.

Three stocks that hurt the Fund's return were Bentley Pharmaceutical, Edge Petroleum and Chemed Corp. Bentley Pharmaceutical, a medical drug manufacturer, was down 38% on higher research and development costs. Edge Petroleum, an independent oil & gas exploration and production company, was down 26% on lower natural gas prices. Chemed Corp, a hospice care company and the owner of the Roto-Rooter plumbing service, was down 25% on Medicare billing limitations that will reduce the company's earnings.

Three companies in the Fund were acquired during the year, KCS Energy , M Systems Flash and GEAC Computer. Thus, the Fund ended the year with 37 securities.

JNL/Mellon Capital Management Select Small-Cap Fund (Class A)

JNL/Mellon Capital Management Select Small-Cap Fund = $23,790

Russell 2000 Index = $19,069

Average Annual
Total Returns

1 year	9.48%

5 year	10.34%

Since inception	12.26%

(Inception date July 2, 1999).

Prior to December 15, 2003, the
Fund was managed by First Trust
Advisors L.P.

Prior to February 18, 2004, the
Fund was managed by Curian
Capital LLC.

Past performance is not predictive of future performance. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be more or less than their original cost. Performance numbers are net of all Fund operating expenses, but do not reflect the deduction of insurance charges.

JNL/Mellon Capital Management Technology Sector Fund

Mellon Capital Management Corporation

Team Management

Objective: The objective of the JNL/Mellon Capital Management Technology Sector Fund is total return through capital appreciation and dividend income.

Fund Specific Overview: The Fund was up 9.36% during the year. The Fund is an index fund and the Fund's portfolio manager is not selecting specific stocks to own, but is trying to match the Fund's overall stock weightings and characteristics to the index's stock weightings and characteristics -- while minimizing transaction costs. In this respect, the Fund's return compared favorably to the return of the Fund's benchmark, the Dow Jones US Technology Index.

There were several changes to the Fund's benchmark during the year -- both scheduled quarterly rebalancings of the index and also corporate actions that affected stocks in the benchmark. These changes consisted of roughly 17 additions and 16 deletions. These benchmark changes represented about 7% turnover.

The three largest holdings in the Fund, representing about 28% of the Fund, were Microsoft, up 15%; Cisco Systems, up 59%; and IBM, up 19%.

Three stocks in the Fund that performed well during the year were Akamai Technologies, C-Cor and Nvidia. Akamai Technologies, an internet content delivery service provider, returned 166%. The company continued to increase sales in 2006 and it sees continuing increases in sales due to expected wider broadband adoption. C-Cor, an integrated video network solutions company, was up 129%. After rising slightly early in the year, the company's stock price rose in the later half of the year after reporting a 4th quarter profit. Nvidia, a computer technology accessory manufacturer, was up about 102% due to strong demand for it's computer graphics chips, as well as late year speculation that it would be taken over by a major computer chip manufacturer.

Three stocks that hurt the Fund's return were Openwave Systems, Earthlink and ADC Telecommunications. Openwave, a telecommunications software provider, was down 47%. The company announced lower expected revenues in July and ended the year fighting a proxy battle for control of the company. Earthlink, a national internet service provider, fell 36%. The company's future is expected to be rough as it battles cable and telephone companies for customers for broadband and wireless internet access. ADC Telecommunications, a provider of communication network infrastructure solutions, was down 35%. An announced acquisition in May, that investors did not like, and a company earnings warning in July hit the stock's price and it never recovered to it's beginning of the year level.

JNL/Mellon Capital Management Technology Sector Fund (Class A)

JNL/Mellon Capital Management Technology Sector Fund = $6,945

Dow Jones US Technology Index = $6,751

Average Annual
Total Returns

1 year	9.36%

5 year	0.66%

Since inception	-4.75%

(Inception date July 2, 1999)

Prior to December 15, 2003, the
Fund was managed by First Trust
Advisors L.P.

Prior to February 18, 2004, the
Fund was managed by Curian
Capital LLC.

Past performance is not predictive of future performance. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be more or less than their original cost. Performance numbers are net of all Fund operating expenses, but do not reflect the deduction of insurance charges.

JNL/Mellon Capital Management Value Line 25 Fund

Mellon Capital Management Corporation

Team Management

Objective: The investment objective of the JNL/Mellon Capital Management Value Line 25 Fund is to provide capital appreciation.

Fund Specific Overview: The Fund’s companies had mixed returns in 2006 with the winners and losers basically canceling out each other's returns.

The company with the best return, by a very wide margin, was Nvidia. Two other companies with high returns were Guess and McDermott International. Nvidia, a computer technology accessory manufacturer, was up about 102% due to strong demand for it's computer graphics chips, as well as late year speculation that it would be taken over by a major computer chip manufacturer. Guess, an apparel and accessory designer and manufacturer, was up 78% because it continued to show good sales and earnings growth throughout the year. McDermott International, an energy services company, was up 71% on new contracts for its energy services as well as its strong earning reports.

Three companies that hurt the Fund’s performance were Chico's FAS Inc, Sandisk and LCA-Vision Inc. Chico's FAS, a specialty clothing retailer, lost about 50%. The company's stock price declined steadily throughout the year on weak earnings and continued lower guidance from the company's management. Sandisk, a flash storage memory card manufacturer, was down about 31%. After recovering from an excess inventory of chips early in the year, the company rebounded somewhat midyear only to be hit with increasing pricing pressure later in the year. LCA-Vision, an owner of laser vision correction centers, lost about 26% due to the company's lowered outlook and higher expenses, as well as the resignation of the company's President in October.

The Fund’s largest holding, Apple Computer, gained 18% in 2006. The stock price was lower midyear due to issues surrounding executive stock options, but rebounded in the last half of the year due to excitement about the company's best selling iPod music device and other expected new devices.

Two companies were acquired during the year - JLG Industries on December 8th, and Intergraph on November 30th. One company was added on April 24th when Hugoton Realty Trust was spun-off from XTO Energy.

JNL/Mellon Capital Management Value Line 25 Fund (Class A)

JNL/Mellon Capital Management Value Line 25 Fund = $15,700

S&P 500 Index = $13,028

Average Annual
Total Returns

1 year	-1.38%

Since inception	22.18%

(Inception date October 4, 2004).

Past performance is not predictive of future performance. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be more or less than their original cost. Performance numbers are net of all Fund operating expenses, but do not reflect the deduction of insurance charges.

JNL/Mellon Capital Management VIP Fund

Mellon Capital Management Corporation

Team Management

Objective: The investment objective of the JNL/Mellon Capital Management VIP Fund is total return.

Fund Specific Overview: The VIP Fund holds a broad set of companies, with most of the companies based in the US and 20 companies based in Europe. The returns from the US companies were mixed, but all of the European companies had positive returns in 2006.

Europe: The depreciation of the US Dollar versus the major European currencies helped the European stocks achieve positive returns. Among the European stocks, the best returns came from Assurances Generales de France and BT Group, while the poorest returns came from Telecom Italia and Deutsche Telekom. AGF was up 63% on various strong earnings reports throughout the year. BT Group was up 62% due to increased profits from new communication services.

United States: Three companies helping the return of the Fund in 2006 were Veritas DGC, Core Laboratories and Nvidia. Veritas DCG, a provider of geophysical information to oil and gas companies, was up about 141% for the year due to better than expected revenue. Buyout speculation also increased the stock price and Veritas was acquired by a French company in early 2007. Core Labs, an oil and gas industry service company, also was up a strong 117% because of record earnings. Core Lab is based in the Netherlands and also benefited from the decline in the US Dollar. Nvidia, a computer technology accessory manufacturer, was up about 102% due to strong demand for it's computer graphics chips, as well as late year speculation that it would be taken over by a major computer chip manufacturer.

Three companies that had negative returns in 2006 were Chicos FAS, Bentley Pharmaceutical and Sandisk Corp. Chico's FAS, a specialty clothing retailer, lost about 50%. The company's stock price declined steadily throughout the year on weak earnings and continued lower guidance from the company's management. Bentley Pharmaceutical, a medical drug manufacturer, was down 38% on higher research and development costs. Sandisk, a flash storage memory card manufacturer, was down about 31%. After recovering from an excess inventory of chips early in the year, the company rebounded somewhat midyear only to be hit with increasing pricing pressure later in the year.

JNL/Mellon Capital Management VIP Fund (Class A)

JNL/Mellon Capital Management VIP Fund = $13,679

S&P 500 Index = $13,028

Average Annual
Total Returns

1 year	12.08%

Since inception	14.92%

(Inception date October 4, 2004).

Past performance is not predictive of future performance. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be more or less than their original cost. Performance numbers are net of all Fund operating expenses, but do not reflect the deduction of insurance charges.

JNL Variable Funds

Schedules of Investments (in thousands)

December 31, 2006

	Shares	Value
JNL/Mellon Capital Management 25 Fund
COMMON STOCKS - 97.9%
CONSUMER DISCRETIONARY - 33.7%
Autoliv Inc.	582	$35,121
Dow Jones & Co. Inc. (l)	745	28,318
Genuine Parts Co.	602	28,571
Leggett & Platt Inc.	1,152	27,531
Limited Brands (l)	1,140	32,991
New York Times Co. - Class A (l)	960	23,396
Snap-On Inc.	678	32,314
Warner Music Group Corp.	1,301	29,850
Wyndham Worldwide Corp. (b)	296	9,482
		247,574
CONSUMER STAPLES - 20.2%
Anheuser-Busch Cos. Inc.	593	29,176
General Mills Inc.	536	30,885
JM Smucker Co.	579	28,065
Kellogg Co.	589	29,494
Kimberly-Clark Corp.	444	30,147
		147,767
FINANCIALS - 1.5%
Realogy Corp. (b)	370	11,219

HEALTH CARE - 7.6%
Abbott Laboratories	670	32,655
Eli Lilly & Co.	450	23,467
		56,122
INDUSTRIALS - 20.1%
Avery Dennison Corp. (l)	461	31,324
Avis Budget Group Inc.	147	3,190
Hubbell Inc. - Class B	587	26,519
Masco Corp. (l)	842	25,138
Pitney Bowes Inc.	626	28,923
Waste Management Inc.	871	32,041
		147,135
MATERIALS - 11.5%
Bemis Co.	914	31,057
International Paper Co.	758	25,850
Weyerhaeuser Co.	384	27,136
		84,043
TELECOMMUNICATION SERVICES - 3.3%
Alltel Corp.	403	24,356
Total Common Stocks (cost $665,008)		718,216

SHORT TERM INVESTMENTS - 5.8%
Securities Lending Collateral - 5.8%
Mellon GSL Delaware Business Trust Collateral Fund (d)	42,348	42,348

Total Short Term Investments (cost $42,348)		42,348

Total Investments - 103.7% (cost $707,356)		760,564
Other Assets and Liabilities, Net - (3.7%)		-27,411
Total Net Assets - 100%		$733,153

JNL/Mellon Capital Management Communications Sector Fund
COMMON STOCKS - 97.1%
CONSUMER DISCRETIONARY - 2.4%
NTL Inc.	46	$1,154
RCN Corp. (b)	7	219
		1,373
FINANCIALS - 4.5%
Leucadia National Corp. (l)	89	2,511

TELECOMMUNICATION SERVICES - 90.2%
Alltel Corp.	46	2,765
AT&T Inc.	269	9,601
BellSouth Corp.	81	3,830
CenturyTel Inc.	59	2,557
Cincinnati Bell Inc. (b)	116	531
Citizens Communications Co. (l)	172	2,466
Dobson Communications Corp. (b)	44	387
Embarq Corp.	48	2,541
IDT Corp. - Class B (b) (l)	40	527
Leap Wireless International Inc. (b)	26	1,551
Level 3 Communications Inc. (b) (l)	141	791
NII Holdings Inc. - Class B (b) (l)	34	2,169
Qwest Communications International Inc. (b) (l)	224	1,871
Sprint Nextel Corp.	251	4,736
Telephone & Data Systems Inc.	19	950
Telephone & Data Systems Inc.	28	1,547
Time Warner Telecom Inc. - Class A (b)	19	382
US Cellular Corp. (b)	4	282
Verizon Communications Inc.	236	8,775
Windstream Corp.	165	2,352
		50,611
Total Common Stocks (cost $48,721)		54,495

SHORT TERM INVESTMENTS - 13.2%
Mutual Funds - 1.3%
JNL Money Market Fund, 5.11% (a) (d)	734	734
Securities Lending Collateral - 11.9%
Mellon GSL Delaware Business Trust Collateral Fund (d)	6,680	6,680
Total Short Term Investments (cost $7,414)		7,414

Total Investments - 110.3% (cost $56,135)		61,909
Other Assets and Liabilities, Net - (10.3%)		-5,805
Total Net Assets - 100%		$56,104

JNL/Mellon Capital Management Consumer Brands Sector Fund* (e)

* Summary Schedule of Investments
COMMON STOCKS - 99.9%
CONSUMER DISCRETIONARY - 75.5%
Amazon.Com Inc. (b)	4	151
Best Buy Co. Inc.	5	248
Carnival Corp.	5	262
CBS Corp.	8	270
Clear Channel Communications Inc.	6	207
Comcast Corp. - Class A (b)	25	1,048
DirecTV Group Inc. (b)	10	255
Federated Department Stores Inc.	7	266
Gannett Co. Inc.	3	182
Gap Inc.	8	150
Harrah’s Entertainment Inc.	2	195
Hilton Hotels Corp.	5	160
Home Depot Inc. (l)	26	1,053
International Game Technology	4	197
JC Penney Co. Inc.	3	195
Kohl’s Corp.	4	258
Liberty Media Holding Corp. - Capital (b)	2	166
Liberty Media Holding Corp. - Interactive (b)	8	171
Lowe’s Cos. Inc.	19	604
Marriott International Inc. - Class A	4	211
McDonald’s Corp.	16	687
McGraw-Hill Cos. Inc.	4	303
News Corp. Inc. Class A / B	31	652
Nordstrom Inc.	3	136
Office Depot Inc. (b)	4	137
Omnicom Group Inc.	2	226
Sears Holdings Corp. (b)	1	206
Staples Inc.	9	247
Starbucks Corp. (b)	10	345
Starwood Hotels & Resorts Worldwide Inc.	3	170
Target Corp.	10	561
Time Warner Inc.	50	1,099
TJX Cos. Inc.	6	165
Viacom Inc. (b)	8	329
Walt Disney Co.	25	842
Yum! Brands Inc.	3	200
Other Securities		5,337
		17,891
CONSUMER STAPLES - 15.7%
Costco Wholesale Corp.	6	311
CVS Corp.	10	317
Kroger Co.	9	198
Safeway Inc.	6	195
SYSCO Corp.	8	289
Walgreen Co.	13	588
Wal-Mart Stores Inc.	33	1,515
Other Securities		319
		3,732

HEALTH CARE - 3.2%
Cardinal Health Inc.	5	335
McKesson Corp.	4	192
Other Securities		221
		748
INDUSTRIALS - 2.9%
Southwest Airlines Co.	10	152
Other Securities		534
		686
INFORMATION TECHNOLOGY - 2.6%
eBay Inc. (b)	13	401
Other Securities		220
		621
Total Common Stocks (cost $21,027)		23,678

SHORT TERM INVESTMENTS - 8.0%
Mutual Funds - 0.0%
Other Securities (a) (d)		7
Securities Lending Collateral - 8.0%
Mellon GSL Delaware Business Trust Collateral Fund (d)	1,893	1,893
Total Short Term Investments (cost $1,900)		1,900

Total Investments - 107.9% (cost $22,927)		25,578
Other Assets and Liabilities, Net - (7.9%)		-1,883
Total Net Assets - 100%		$23,695

JNL/Mellon Capital Management DowSM 10 Fund
COMMON STOCKS - 99.6%
CONSUMER DISCRETIONARY - 12.9%
General Motors Corp. (l)	3,477	$106,803
Idearc Inc. (b)	90	2,578
		109,381
CONSUMER STAPLES - 9.1%
Altria Group Inc.	904	77,541

FINANCIALS - 18.8%
Citigroup Inc.	1,391	77,464
JPMorgan Chase & Co.	1,702	82,191
		159,655
HEALTH CARE - 19.7%
Merck & Co. Inc.	2,123	92,560
Pfizer Inc.	2,887	74,781
		167,341
INDUSTRIALS - 8.5%
General Electric Corp.	1,927	71,690

MATERIALS - 9.1%
EI Du Pont de Nemours & Co.	1,589	77,397

TELECOMMUNICATION SERVICES - 21.5%
AT&T Inc. (l)	2,757	98,561

Verizon Communications Inc.	2,242	83,488
		182,049
Total Common Stocks (cost $726,909)		845,054

SHORT TERM INVESTMENTS - 15.2%
Securities Lending Collateral - 15.2%
Mellon GSL Delaware Business Trust Collateral Fund (d)	128,546	128,546
Total Short Term Investments (cost $128,546)		128,546

Total Investments - 114.8% (cost $855,455)		973,600
Other Assets and Liabilities, Net - (14.8%)		-125,706
Total Net Assets - 100%		$847,894

JNL/Mellon Capital Management Dow(SM) Dividend Fund
COMMON STOCKS - 97.5%
CONSUMER DISCRETIONARY - 6.8%
General Motors Corp. (l)	615	$18,906

ENERGY - 12.1%
Chevron Corp.	211	15,488
Marathon Oil Corp.	196	18,127
		33,615
FINANCIALS - 33.0%
BB&T Corp.	286	12,585
Colonial BancGroup Inc.	502	12,912
Comerica Inc.	212	12,414
KeyCorp	363	13,808
National City Corp.	358	13,070
Regions Financial Corp.	352	13,147
SunTrust Banks Inc. (l)	164	13,837
		91,773
HEALTH CARE - 4.8%
Pfizer Inc.	513	13,282

MATERIALS - 4.6%
MeadWestvaco Corp.	428	12,876

TELECOMMUNICATION SERVICES - 4.1%
Alltel Corp.	190	11,465

UTILITIES - 32.1%
Energy East Corp.	527	13,058
Entergy Corp.	174	16,067
FirstEnergy Corp.	244	14,699
NiSource Inc.	573	13,816
Northeast Utilities	607	17,092
Pinnacle West Capital Corp.	289	14,640
		89,372
Total Common Stocks (cost $249,847)		271,289

SHORT TERM INVESTMENTS - 13.3%

Mutual Funds - 2.7%
JNL Money Market Fund, 5.11% (a) (d)	7,431	7,431
Securities Lending Collateral - 10.6%
Mellon GSL Delaware Business Trust Collateral Fund (d)	29,670	29,670
Total Short Term Investments (cost $37,101)		37,101

Total Investments - 110.8% (cost $286,948)		308,390
Other Assets and Liabilities, Net - (10.8%)		-29,868
Total Net Assets - 100%		$278,522

JNL/Mellon Capital Management Financial Sector Fund* (e)
* Summary Schedule of Investments
COMMON STOCKS - 98.7%
FINANCIALS - 98.2%
ACE Ltd.	7	427
AFLAC Inc.	11	501
Allstate Corp.	14	886
American Express Co.	23	1,417
American International Group Inc.	46	3,321
Bank of America Corp.	62	3,327
Bank of New York Co. Inc. (l)	16	640
BB&T Corp.	12	511
Bear Stearns Cos. Inc.	2	395
Capital One Financial Corp.	9	710
Charles Schwab Corp.	22	434
Chicago Mercantile Exchange Holdings Inc.	1	357
Chubb Corp.	9	475
Citigroup Inc.	60	3,334
Countrywide Financial Corp.	14	574
Equity Office Properties Trust	8	368
Fannie Mae	21	1,247
Fifth Third Bancorp.	10	418
Franklin Resources Inc.	4	409
Freddie Mac	15	1,012
Goldman Sachs Group Inc.	8	1,571
Hartford Financial Services Group Inc.	7	643
JPMorgan Chase & Co.	68	3,308
Lehman Brothers Holdings Inc.	11	898
Lincoln National Corp.	6	399
Loews Corp.	10	419
Marsh & McLennan Cos. Inc.	12	366
Mellon Financial Corp. (d)	9	378
Merrill Lynch & Co. Inc.	19	1,807
MetLife Inc.	10	594
Moody’s Corp.	5	360
Morgan Stanley	21	1,705
National City Corp.	13	474
PNC Financial Services Group Inc.	6	473
Principal Financial Group	6	344
Progressive Corp.	15	374
Prudential Financial Inc.	10	885

Regions Financial Corp.	16	594
Simon Property Group Inc.	5	485
SLM Corp.	9	437
St. Paul Travelers Cos. Inc.	15	803
State Street Corp.	7	486
SunTrust Banks Inc. (l)	8	650
US Bancorp (l)	38	1,380
Vornado Realty Trust	3	347
Wachovia Corp.	41	2,359
Washington Mutual Inc.	20	929
Wells Fargo & Co.	68	2,432
Other Securities		20,793
		67,456
INDUSTRIALS - 0.2%
Other Securities		155

INFORMATION TECHNOLOGY - 0.3%
Other Securities		195
Total Common Stocks (cost $58,461)		67,806

SHORT TERM INVESTMENTS - 7.8%
Mutual Funds - 1.0%
JNL Money Market Fund, 5.11% (a) (d)	698	698
Securities Lending Collateral - 6.8%
Mellon GSL Delaware Business Trust Collateral Fund (d)	4,675	4,675
Total Short Term Investments (cost $5,373)		5,373

Total Investments - 106.5% (cost $63,834)		73,179
Other Assets and Liabilities, Net - (6.5%)		-4,456
Total Net Assets - 100%		$68,723

JNL/Mellon Capital Management Global 15 Fund
COMMON STOCKS - 99.8%
CONSUMER DISCRETIONARY - 20.6%
Compass Group Plc	14,455	$82,079
General Motors Corp. (l)	2,818	86,564
GKN Plc	11,072	60,265
Idearc Inc. (b) (l)	89	2,545
		231,453
FINANCIALS - 21.6%
BOC Hong Kong Holdings Ltd.	28,601	77,586
Hang Lung Properties Ltd.	35,205	88,258
Royal & Sun Alliance Insurance Group	25,351	75,696
		241,540
HEALTH CARE - 12.1%
Merck & Co. Inc.	1,721	75,021
Pfizer Inc.	2,352	60,916
		135,937
INDUSTRIALS - 19.3%
Cathay Pacific Airways Ltd. (l)	31,316	77,220
Citic Pacific Ltd. (c)	19,870	68,589

COSCO Pacific Ltd. (c)	30,014	70,460
		216,269
TELECOMMUNICATION SERVICES - 26.2%
AT&T Inc. (l)	2,234	79,879
BT Group Plc	14,310	84,473
Verizon Communications Inc.	1,817	67,669
Vodafone Group Plc	22,233	61,598
		293,619
Total Common Stocks (cost $847,982)		1,118,818

SHORT TERM INVESTMENTS - 7.2%
Mutual Funds - 0.0%
JNL Money Market Fund, 5.11% (a) (d)	387	387
Securities Lending Collateral - 7.2%
Mellon GSL Delaware Business Trust Collateral Fund (d)	80,282	80,282
Total Short Term Investments (cost $80,669)		80,669

Total Investments - 107.0% (cost $928,651)		1,199,487
Other Assets and Liabilities, Net - (7.0%)		-78,486
Total Net Assets - 100%		$1,121,001

JNL/Mellon Capital Management Healthcare Sector Fund* (e)
* Summary Schedule of Investments
COMMON STOCKS - 99.7%
CONSUMER STAPLES - 0.1%
Other Securities		75

HEALTH CARE - 99.6%
Abbott Laboratories	77	3,750
Aetna Inc.	27	1,150
Alcon Inc.	4	433
Allergan Inc.	8	913
Amgen Inc. (b)	59	3,997
Applera Corp. - Applied Biosystems Group	9	337
Barr Laboratories Inc. (b)	5	270
Baxter International Inc.	33	1,528
Becton Dickinson & Co.	11	800
Biogen Idec Inc. (b)	17	835
Biomet Inc.	11	470
Boston Scientific Corp. (b)	67	1,156
Bristol-Myers Squibb Co.	98	2,573
Caremark Rx Inc.	21	1,216
Cigna Corp.	5	674
Clegene Corp. (b) (l)	19	1,072
Coventry Health Care Inc. (b)	8	399
CR Bard Inc.	5	427
DaVita Inc. (b)	5	287
Eli Lilly & Co.	48	2,520
Express Scripts Inc. (b)	6	417
Forest Laboratories Inc. (b)	16	805
Genentech Inc. (b)	23	1,869

Genzyme Corp. (b)	13	805
Gilead Sciences Inc. (b)	23	1,468
Health Management Associates Inc.	12	248
Health Net Inc. (b)	6	272
Hospira Inc. (b)	8	258
Humana Inc. (b)	8	455
Johnson & Johnson	145	9,554
Laboratory Corp of America Holdings (b)	6	450
Medco Health Solutions Inc. (b)	15	783
Medimmune Inc. (b)	12	380
Medtronic Inc.	58	3,094
Merck & Co. Inc.	109	4,746
Pfizer Inc.	360	9,321
Quest Diagnostics Inc.	8	398
Schering-Plough Corp.	74	1,745
Sepracor Inc. (b) (l)	5	335
St. Jude Medical Inc. (b)	18	643
Stryker Corp.	14	767
Thermo Electron Corp. (b)	20	911
UnitedHealth Group Inc.	67	3,621
Varian Medical Systems Inc. (b)	7	312
Waters Corp. (b)	5	255
WellPoint Inc. (b)	31	2,440
Wyeth	67	3,399
Zimmer Holdings Inc. (b)	12	959
Other Securities		10,781
		86,298
Total Common Stocks (cost $79,915)		86,373

SHORT TERM INVESTMENTS - 2.3%
Mutual Funds - 0.3%
JNL Money Market Fund, 5.11% (a) (d)	279	279
Securities Lending Collateral - 2.0%
Mellon GSL Delaware Business Trust Collateral Fund (d)	1,683	1,683
Total Short Term Investments (cost $1,962)		1,962

Total Investments - 102.0% (cost $81,877)		88,335
Other Assets and Liabilities, Net - (2.0%)		-1,695
Total Net Assets - 100%		$86,640

JNL/Mellon Capital Management JNL 5 Fund
COMMON STOCKS - 98.1%
CONSUMER DISCRETIONARY - 17.1%
Autoliv Inc.	557	$33,589
Compass Group Plc	10,883	61,798
Dow Jones & Co. Inc. (l)	712	27,060
Drew Industries Inc. (b) (l)	346	8,999
General Motors Corp. (l)	5,344	164,173
Genuine Parts Co. (l)	575	27,295
GKN Plc	8,366	45,535
Hibbett Sporting Goods Inc. (b) (l)	535	16,326

Idearc Inc. (b)	169	4,838
JOS A Bank Clothiers Inc. (b) (l)	305	8,937
Leggett & Platt Inc. (l)	1,102	26,327
Limited Brands (l)	1,124	32,528
LKQ Corp. (b) (l)	760	17,464
New York Times Co. - Class A (l)	970	23,631
Orient-Express Hotels Ltd.	669	31,665
Papa John’s International Inc. (b) (l)	517	15,005
Select Comfort Corp. (b) (l)	907	15,772
Snap-On Inc.	671	31,983
Steven Madden Ltd. (l)	340	11,942
Warner Music Group Corp. (l)	1,226	28,131
Wyndham Worldwide Corp. (b)	308	9,853
		642,851
CONSUMER STAPLES - 6.2%
Altria Group Inc.	837	71,827
Anheuser-Busch Cos. Inc.	588	28,915
General Mills Inc.	512	29,466
JM Smucker Co.	573	27,771
Kellogg Co. (l)	584	29,215
Kimberly-Clark Corp.	424	28,779
Pantry Inc. (b) (l)	381	17,834
		233,807
ENERGY - 15.6%
Atlas America Inc. (b) (l)	294	14,988
Atwood Oceanics Inc. (b)	523	25,615
Core Laboratories NV (b)	438	35,467
Edge Petroleum Corp. (b) (l)	230	4,199
Goodrich Petroleum Corp. (b) (l)	438	15,846
Halliburton Co.	2,014	62,521
Hess Corp. (l)	1,471	72,929
Lone Star Technologies Inc. (b)	520	25,171
Marathon Oil Corp.	1,018	94,181
Oil States International Inc. (b) (l)	835	26,905
PetroHawk Energy Corp. (b)	2,647	30,438
Petroquest Energy Inc. (b)	805	10,253
Swift Energy Co. (b) (l)	500	22,407
Tetra Technologies Inc. (b) (l)	1,179	30,155
Valero Energy Corp.	1,213	62,077
Veritas DGC Inc. (b) (l)	586	50,214
		583,366
FINANCIALS - 13.2%
Aon Corp.	1,726	61,010
Argonaut Group Inc. (b)	442	15,414
BOC Hong Kong Holdings Ltd.	21,602	58,599
Citigroup Inc.	1,289	71,814
Hang Lung Properties Ltd.	26,512	66,465
JPMorgan Chase & Co.	1,576	76,102
Lehman Brothers Holdings Inc.	975	76,195
Realogy Corp. (b)	364	11,038
Royal & Sun Alliance Insurance Group	19,221	57,394

		494,031
HEALTH CARE - 14.3%
Abbott Laboratories	640	31,156
Aetna Inc.	1,320	56,977
Bentley Pharmaceuticals Inc. (b) (l)	306	3,112
Chemed Corp. (l)	448	16,564
Eli Lilly & Co.	447	23,299
Express Scripts Inc. (b) (l)	743	53,200
HealthExtras Inc. (b) (l)	620	14,932
ICU Medical Inc. (b) (l)	214	8,688
McKesson Corp.	1,206	61,128
Merck & Co. Inc.	3,264	142,305
Meridian Bioscience Inc. (l)	366	8,980
Pfizer Inc.	4,434	114,843
		535,184
INDUSTRIALS - 13.6%
AAR Corp. (b) (l)	560	16,358
American Science & Engineering Inc. (b) (l)	149	8,877
Avery Dennison Corp.	457	31,035
Avis Budget Group Inc.	146	3,176
Burlington Northern Santa Fe Corp.	884	65,255
Cathay Pacific Airways Ltd. (l)	23,617	58,236
Citic Pacific Ltd.	15,009	51,810
COSCO Pacific Ltd. (l)	22,669	53,217
EMCOR Group Inc. (b) (l)	528	30,034
General Electric Corp.	1,785	66,436
Hubbell Inc. - Class B (l)	561	25,372
Masco Corp. (l)	838	25,035
Pitney Bowes Inc. (l)	598	27,615
Waste Management Inc.	831	30,567
Watsco Inc.	402	18,964
		511,987
INFORMATION TECHNOLOGY - 2.6%
Digital Insight Corp. (b) (l)	524	20,171
Electronics for Imaging Inc. (b) (l)	870	23,120
Sigma Designs Inc. (b) (l)	372	9,463
Standard Microsystems Corp. (b)	322	8,998
THQ Inc. (b) (l)	1,069	34,760
		96,512
MATERIALS - 4.4%
Bemis Co.	905	30,747
EI Du Pont de Nemours & Co.	1,462	71,233
International Paper Co. (l)	752	25,649
Ryerson Inc. (l)	434	10,879
Weyerhaeuser Co.	381	26,931
		165,439
TELECOMMUNICATION SERVICES - 11.1%
Alltel Corp.	402	24,308
AT&T Inc.	4,239	151,532
BT Group Plc	10,771	63,583
Verizon Communications Inc.	3,449	128,434

Vodafone Group Plc	16,786	46,506
		414,363
Total Common Stocks (cost $3,301,210)		3,677,540

SHORT TERM INVESTMENTS - 10.8%
Mutual Funds - 1.6%
JNL Money Market Fund, 5.11% (a) (d)	59,638	59,638
Securities Lending Collateral - 9.2%
Mellon GSL Delaware Business Trust Collateral Fund (d)	343,301	343,301
Total Short Term Investments (cost $402,939)		402,939

Total Investments - 108.9% (cost $3,704,149)		4,080,479
Other Assets and Liabilities, Net - (8.9%)		-334,191
Total Net Assets - 100%		$3,746,288

JNL/Mellon Capital Management JNL Optimized 5 Fund
COMMON STOCKS - 97.9%
CONSUMER DISCRETIONARY - 8.2%
Autoliv Inc.	9	521
Chico’s FAS Inc. (b) (l)	18	363
Compass Group Plc	197	1,118
Dow Jones & Co. Inc. (l)	11	418
Dress Barn Inc. (b)	10	240
General Motors Corp. (l)	38	1,181
Genuine Parts Co.	9	422
GKN Plc	152	828
Guess ? Inc. (b)	6	360
Idearc Inc. (b)	1	36
Leggett & Platt Inc.	17	408
Limited Brands	18	507
New York Times Co. - Class A (l)	15	359
Snap-On Inc.	10	493
Warner Music Group Corp.	16	376
Wyndham Worldwide Corp. (b)	5	144
		7,774
CONSUMER STAPLES - 3.8%
Anheuser-Busch Cos. Inc.	9	450
Diageo Plc	67	1,310
General Mills Inc.	8	453
JM Smucker Co.	9	431
Kellogg Co.	9	450
Kimberly-Clark Corp.	7	448
		3,542
ENERGY - 10.3%
Arch Coal Inc. (l)	13	379
BJ Services Co.	31	911
Chesapeake Enegy Corp. (l)	35	1,021
ENI SpA	35	1,166
EOG Resources Inc.	23	1,456
Helix Energy Solutions Group Inc. (b)	7	232
Hugoton Royalty Trust (l)	2	52

Patterson-UTI Energy Inc.	10	222
Peabody Energy Corp.	25	1,017
Royal Dutch Shell Plc - Class A	32	1,113
Southwestern Energy Co. (b)	16	566
XTO Energy Inc.	35	1,648
		9,783
FINANCIALS - 16.5%
ABN AMRO Holding NV	37	1,183
Assurances Generales de France	10	1,517
Aviva Plc	80	1,282
Barclays Plc	92	1,315
BOC Hong Kong Holdings Ltd.	388	1,053
Danske Bank A/S	27	1,213
Hang Lung Properties Ltd.	478	1,198
HSBC Holdings Plc	60	1,091
ING Groep NV	28	1,228
Lloyds TSB Group Plc	114	1,278
Realogy Corp. (b)	6	171
Royal & Sun Alliance Insurance Group	345	1,031
Sanpaolo IMI SpA	61	1,428
WR Berkley Corp.	18	637
		15,625
HEALTH CARE - 11.8%
Abbott Laboratories	10	481
Amgen Inc. (b)	64	4,340
Biovail Corp.	15	328
Cerner Corp. (b)	7	339
Eli Lilly & Co.	7	363
Express Scripts Inc. (b)	23	1,617
Gilead Sciences Inc. (b)	26	1,675
LCA-Vision Inc. (l)	4	144
Merck & Co. Inc.	23	1,021
Pfizer Inc.	32	834
		11,142
INDUSTRIALS - 7.3%
Avery Dennison Corp.	7	480
Avis Budget Group Inc.	2	51
Cathay Pacific Airways Ltd.	427	1,052
CH Robinson Worldwide Inc. (l)	11	437
Citic Pacific Ltd.	272	939
COSCO Pacific Ltd.	410	961
Hubbell Inc. - Class B	9	392
Joy Global Inc.	12	570
Masco Corp. (l)	13	387
McDermott International Inc. (b)	10	530
Pitney Bowes Inc.	9	430
Waste Management Inc.	13	469
Watsco Inc.	3	159
		6,857
INFORMATION TECHNOLOGY - 22.8%
Adobe Systems Inc. (b)	25	1,048

Apple Computer Inc. (b)	116	9,867
Autodesk Inc. (b)	13	519
Citrix Systems Inc. (b)	10	259
Google Inc. - Class A (b)	12	5,579
Intuit Inc. (b)	21	630
Lam Research Corp. (b)	8	389
Nvidia Corp. (b)	53	1,944
Plexus Corp. (b)	9	210
SanDisk Corp. (b) (l)	26	1,137
		21,582
MATERIALS - 1.4%
Bemis Co.	14	467
International Paper Co.	12	397
Weyerhaeuser Co.	6	417
		1,281
TELECOMMUNICATION SERVICES - 13.0%
Alltel Corp.	6	377
AT&T Inc.	30	1,088
BT Group Plc	448	2,645
Deutsche Telekom AG	58	1,055
France Telecom SA	39	1,071
NII Holdings Inc. - Class B (b)	9	567
Royal KPN NV	97	1,373
Telecom Italia SpA	330	999
Telefonica SA	64	1,369
Verizon Communications Inc.	25	929
Vodafone Group Plc	305	845
		12,318
UTILITIES - 2.8%
Enel SpA	122	1,263
National Grid Plc	99	1,427
		2,690
Total Common Stocks (cost $85,987)		92,594

SHORT TERM INVESTMENTS - 7.4%
Mutual Funds - 1.7%
JNL Money Market Fund, 5.11% (a) (d)	1,575	1,575
Securities Lending Collateral - 5.7%
Mellon GSL Delaware Business Trust Collateral Fund (d)	5,435	5,435
Total Short Term Investments (cost $7,010)		7,010

Total Investments - 105.3% (cost $92,997)		99,604
Other Assets and Liabilities, Net - (5.3%)		-5,007
Total Net Assets - 100%		$94,597

JNL/Mellon Capital Management Nasdaq® 15 Fund
COMMON STOCKS - 99.2%
ENERGY - 1.1%
Patterson-UTI Energy Inc.	29	681

HEALTH CARE - 30.8%

Amgen Inc. (b)	193	13,195
Express Scripts Inc. (b)	26	1,868
Gilead Sciences Inc. (b)	78	5,081
		20,144
INDUSTRIALS - 2.0%
CH Robinson Worldwide Inc.	33	1,330

INFORMATION TECHNOLOGY - 62.7%
Adobe Systems Inc. (b)	78	3,202
Apple Computer Inc. (b)	142	12,013
Autodesk Inc. (b)	39	1,575
Citrix Systems Inc. (b)	29	787
Google Inc. - Class A (b)	37	16,923
Intuit Inc. (b)	63	1,917
Lam Research Corp. (b)	23	1,170
Nvidia Corp. (b)	60	2,203
SanDisk Corp. (b)	27	1,158
		40,948
TELECOMMUNICATION SERVICES - 2.6%
NII Holdings Inc. - Class B (b)	27	1,721
Total Common Stocks (cost $62,201)		64,824

SHORT TERM INVESTMENTS - 0.9%
Mutual Funds - 0.9%
JNL Money Market Fund, 5.11% (a) (d)	615	615
Total Short Term Investments (cost $615)		615

Total Investments - 100.1% (cost $62,816)		65,439
Other Assets and Liabilities, Net - (0.1%)		-73
Total Net Assets - 100%		$65,366

JNL/Mellon Capital Management Oil & Gas Sector Fund
COMMON STOCKS - 99.3%
ENERGY - 98.8%
Anadarko Petroleum Corp.	109	$4,758
Apache Corp.	78	5,203
Atwood Oceanics Inc. (b)	8	368
Baker Hughes Inc. (l)	78	5,852
Berry Petroleum Co. - Class A	11	333
BJ Services Co.	72	2,118
Bristow Group Inc. (b)	7	236
Cabot Oil & Gas Corp. - Class A	12	736
Cameron International Corp. (b)	27	1,448
Cheniere Energy Inc. (b) (l)	14	403
Chesapeake Enegy Corp. (l)	96	2,801
Chevron Corp.	479	35,255
Cimarex Energy Co. (l)	21	749
Comstock Resources Inc. (b)	12	368
ConocoPhillips	339	24,361
Core Laboratories NV (b)	6	523
Delta Petroleum Corp. (b)	5	116

Denbury Resources Inc. (b)	30	830
Devon Energy Corp.	100	6,686
Diamond Offshore Drilling Inc. (l)	15	1,189
El Paso Corp. (l)	168	2,566
Encore Acquisition Co. (b)	14	339
ENSCO International Inc.	37	1,865
EOG Resources Inc.	58	3,610
Exxon Mobil Corp.	971	74,437
FMC Technologies Inc. (b)	17	1,060
Forest Oil Corp. (b)	14	469
Frontier Oil Corp.	28	811
Global Industries Ltd. (b)	23	306
GlobalSantaFe Corp.	57	3,361
Grant Prideco Inc. (b)	32	1,277
Grey Wolf Inc. (b)	52	357
Halliburton Co.	244	7,568
Hanover Compressor Co. (b) (l)	23	435
Helix Energy Solutions Group Inc. (b)	21	652
Helmerich & Payne Inc.	24	593
Hess Corp.	61	3,010
Holly Corp.	12	622
Houston Exploration Co. (b)	8	397
Hydril Co. (b)	5	404
Input/Output Inc. (b) (l)	20	275
Kinder Morgan Inc.	26	2,768
Lone Star Technologies Inc. (b)	8	388
Marathon Oil Corp.	85	7,873
Mariner Energy Inc. (b)	22	427
Murphy Oil Corp.	43	2,175
Nabors Industries Ltd. (b)	72	2,151
National Oilwell Varco Inc. (b)	42	2,543
Newfield Exploration Co. (b) (l)	32	1,470
Newpark Resources Inc. (b) (l)	29	211
Noble Corp.	33	2,517
Noble Energy Inc.	43	2,095
Occidental Petroleum Corp.	202	9,883
Oceaneering International Inc. (b)	14	541
Oil States International Inc. (b)	5	161
Parker Drilling Co. (b)	32	265
Patterson-UTI Energy Inc.	41	957
Penn Virginia Corp.	5	358
PetroHawk Energy Corp. (b)	20	230
Pioneer Natural Resources Co.	31	1,218
Plains Exploration & Production Co. (b)	19	914
Pogo Producing Co. (l)	13	644
Pride International Inc. (b)	40	1,210
Quicksilver Resources Inc. (b) (l)	14	516
Range Resources Corp.	34	942
Rowan Cos. Inc.	27	908
Schlumberger Ltd.	259	16,349
SEACOR Holdings Inc. (b)	6	557

Smith International Inc.	51	2,110
Southwestern Energy Co. (b)	41	1,428
St Mary Land & Exploration Co. (l)	14	518
Stone Energy Corp. (b)	8	269
Sunoco Inc.	32	1,969
Superior Energy Services Inc. (b)	20	658
Swift Energy Co. (b)	8	359
Tesoro Corp.	17	1,109
Tetra Technologies Inc. (b)	19	476
Tidewater Inc.	14	692
Todco - Class A (b)	16	533
Transocean Inc. (b)	70	5,666
Ultra Petroleum Corp. (b)	30	1,433
Unit Corp. (b)	12	568
Universal Compression Holdings Inc. (b)	8	482
Valero Energy Corp.	147	7,518
Veritas DGC Inc. (b)	8	719
Weatherford International Ltd. (b)	83	3,480
W-H Energy Services Inc. (b)	8	385
Whiting Petroleum Corp. (b)	10	468
Williams Cos. Inc.	142	3,720
XTO Energy Inc.	87	4,094
		297,672
UTILITIES - 0.5%
Dynegy Inc. - Class A (b)	100	725
OGE Energy Corp.	23	904
		1,629
Total Common Stocks (cost $267,937)		299,301

SHORT TERM INVESTMENTS - 4.7%
Mutual Funds - 0.7%
JNL Money Market Fund, 5.11% (a) (d)	2,011	2,011
Securities Lending Collateral - 4.0%
Mellon GSL Delaware Business Trust Collateral Fund (d)	12,008	12,008
Total Short Term Investments (cost $14,019)		14,019

Total Investments - 104.0% (cost $281,956)		313,320
Other Assets and Liabilities, Net - (4.0%)		-12,087
Total Net Assets - 100%		$301,233

JNL/Mellon Capital Management S&P® 10 Fund
COMMON STOCKS - 100.0%
ENERGY - 43.9%
Halliburton Co. (l)	2,427	$75,358
Hess Corp. (l)	1,780	88,214
Marathon Oil Corp.	1,233	114,045
Valero Energy Corp.	1,457	74,545
		352,162
FINANCIALS - 20.6%
Aon Corp.	2,092	73,920
Lehman Brothers Holdings Inc.	1,173	91,624

		165,544
HEALTH CARE - 25.7%
Aetna Inc.	1,594	68,830
Express Scripts Inc. (b)	893	63,973
McKesson Corp.	1,457	73,877
		206,680
INDUSTRIALS - 9.8%
Burlington Northern Santa Fe Corp.	1,062	78,359
Total Common Stocks (cost $711,407)		802,745

SHORT TERM INVESTMENTS - 8.2%
Mutual Funds - 0.1%
JNL Money Market Fund, 5.11% (a) (d)	1,100	1,100
Securities Lending Collateral - 8.1%
Mellon GSL Delaware Business Trust Collateral Fund (d)	65,126	65,126
Total Short Term Investments (cost $66,226)		66,226

Total Investments - 108.2% (cost $777,633)		868,971
Other Assets and Liabilities, Net - (8.2%)		-65,961
Total Net Assets - 100%		$803,010

JNL/Mellon Capital Management S&P® 24 Fund
COMMON STOCKS - 97.4%
CONSUMER DISCRETIONARY - 12.7%
Nike Inc. - Class B	11	$1,134
RadioShack Corp. (l)	8	134
Yum! Brands Inc.	17	979
		2,247
CONSUMER STAPLES - 12.5%
Brown-Forman Corp. - Class B	3	201
Clorox Co.	7	451
Colgate-Palmolive Co.	24	1,565
		2,217
ENERGY - 3.2%
BJ Services Co.	10	295
Sunoco Inc.	4	263
		558
FINANCIALS - 21.3%
Moody’s Corp.	24	1,632
Progressive Corp.	63	1,530
Safeco Corp.	10	617
		3,779
HEALTH CARE - 15.4%
Applera Corp. - Applied Biosystems Group	15	546
Express Scripts Inc. (b)	12	825
Forest Laboratories Inc. (b)	27	1,353
		2,724
INDUSTRIALS - 11.6%
3M Corp.	20	1,587
Robert Half International Inc.	5	170
Rockwell Automation Inc.	5	294

		2,051
INFORMATION TECHNOLOGY - 16.9%
Intuit Inc. (b)	48	1,457
National Semiconductor Corp.	46	1,053
QLogic Corp. (b)	22	480
		2,990
UTILITIES - 3.8%
Edison International Inc.	4	184
PPL Corp.	5	169
TXU Corp.	6	322
		675
Total Common Stocks (cost $16,817)		17,241

SHORT TERM INVESTMENTS - 3.2%
Mutual Funds - 2.5%
JNL Money Market Fund, 5.11% (a) (d)	447	447
Securities Lending Collateral - 0.7%
Mellon GSL Delaware Business Trust Collateral Fund (d)	126	126
Total Short Term Investments (cost $573)		573

Total Investments - 100.6% (cost $17,390)		17,814
Other Assets and Liabilities, Net - (0.6%)		-109
Total Net Assets - 100%		$17,705

JNL/Mellon Capital Management Select Small-Cap Fund
COMMON STOCKS - 96.2%
CONSUMER DISCRETIONARY - 18.3%
Drew Industries Inc. (b) (l)	358	$9,322
Hibbett Sporting Goods Inc. (b) (l)	602	18,386
JOS A Bank Clothiers Inc. (b) (l)	289	8,490
LKQ Corp. (b) (l)	851	19,558
Orient-Express Hotels Ltd.	665	31,476
Papa John’s International Inc. (b) (l)	561	16,276
Select Comfort Corp. (b) (l)	914	15,899
Steven Madden Ltd.	354	12,429
		131,836
CONSUMER STAPLES - 2.5%
Pantry Inc. (b) (l)	385	18,053

ENERGY - 39.6%
Atlas America Inc. (b) (l)	336	17,133
Atwood Oceanics Inc. (b) (l)	508	24,866
Core Laboratories NV (b) (l)	434	35,140
Edge Petroleum Corp. (b)	295	5,372
Goodrich Petroleum Corp. (b) (l)	385	13,916
Lone Star Technologies Inc. (b) (l)	496	24,009
Oil States International Inc. (b) (l)	814	26,247
PetroHawk Energy Corp. (b)	2,703	31,080
Petroquest Energy Inc. (b)	813	10,358
Swift Energy Co. (b) (l)	468	20,986
Tetra Technologies Inc. (b) (l)	1,158	29,621

Veritas DGC Inc. (b) (l)	550	47,106
		285,834
FINANCIALS - 2.5%
Argonaut Group Inc. (b)	513	17,890

HEALTH CARE - 7.8%
Bentley Pharmaceuticals Inc. (b) (l)	361	3,672
Chemed Corp.	441	16,317
HealthExtras Inc. (b) (l)	670	16,151
ICU Medical Inc. (b) (l)	236	9,619
Meridian Bioscience Inc. (l)	431	10,573
		56,332

INDUSTRIALS - 10.2%
AAR Corp. (b) (l)	552	16,111
American Science & Engineering Inc. (b) (l)	145	8,641
EMCOR Group Inc. (b) (l)	548	31,137
Watsco Inc. (l)	384	18,107
		73,996
INFORMATION TECHNOLOGY - 14.0%
Digital Insight Corp. (b) (l)	565	21,738
Electronics for Imaging Inc. (b) (l)	933	24,811
Sigma Designs Inc. (b) (l)	382	9,728
Standard Microsystems Corp. (b) (l)	348	9,731
THQ Inc. (b) (l)	1,082	35,197
		101,205
MATERIALS - 1.3%
Ryerson Inc. (l)	379	9,508
Total Common Stocks (cost $624,170)		694,654

SHORT TERM INVESTMENTS - 16.1%
Securities Lending Collateral - 16.1%
Mellon GSL Delaware Business Trust Collateral Fund (d)	116,063	116,063
Total Short Term Investments (cost $116,063)		116,063

Total Investments - 112.3% (cost $740,233)		810,717
Other Assets and Liabilities, Net - (12.3%)		-88,517
Total Net Assets - 100%		$722,200

JNL/Mellon Capital Management Technology Sector Fund
COMMON STOCKS - 99.5%
HEALTH CARE - 0.2%
Cerner Corp. (b) (l)	2	88
Dendrite International Inc. (b)	1	15
		103
INDUSTRIALS - 1.0%
American Power Conversion Corp.	6	172
IKON Office Solutions Inc.	3	45
Pitney Bowes Inc.	7	307
SAIC Inc. (b)	2	42
United Stationers Inc. (b)	1	45

		611
INFORMATION TECHNOLOGY - 97.1%
3Com Corp. (b)	11	45
Actel Corp. (b)	1	15
Adaptec Inc. (b)	4	20
ADC Telecommunications Inc. (b)	3	47
Adobe Systems Inc. (b)	17	719
ADTRAN Inc. (l)	2	45
Advanced Micro Devices Inc. (b)	16	330
Advent Software Inc. (b)	1	21
Agere Systems Inc. (b)	5	101
Agile Software Corp. (b)	1	7
Agilysis Inc.	1	19
Akamai Technologies Inc. (b)	5	251
Altera Corp. (b)	11	219
Amdocs Ltd. (b)	6	225
Amkor Technology Inc. (b) (l)	3	29
Analog Devices Inc.	11	346
Andrew Corp. (b)	5	47
Ansys Inc. (b)	1	43
Apple Computer Inc. (b)	26	2,184
Applied Materials Inc.	42	780
Applied Micro Circuits Corp. (b)	9	31
Ariba Inc. (b)	2	14
Arris Group Inc. (b)	3	42
Asyst Technologies Inc. (b)	1	7
Atmel Corp. (b)	14	85
ATMI Inc. (b) (l)	1	38
Autodesk Inc. (b)	7	286
Avaya Inc. (b)	14	198
Avocent Corp. (b)	1	48
Axcelis Technologies Inc. (b)	3	17
BEA Systems Inc. (b)	12	154
BMC Software Inc. (b)	6	202
Borland Software Corp. (b)	2	10
Brightpoint Inc. (b)	2	20
Broadcom Corp. - Class A (b)	14	453
Brocade Communications Systems Inc. (b)	9	70
Brooks Automation Inc. (b)	2	31
CA Inc.	13	294
Cabot Microelectronics Corp. (b)	1	27
CACI International Inc. - Class A (b)	1	57
Cadence Design Systems Inc. (b) (l)	9	155
C-COR Inc. (b)	2	20
CDW Corp.	2	136
Check Point Software Technologies Ltd. (b)	5	114
Ciber Inc. (b)	2	15
Ciena Corp. (b)	3	76
Cirrus Logic Inc. (b)	3	18
Cisco Systems Inc. (b)	185	5,066
Citrix Systems Inc. (b)	6	155

Cognizant Technology Solutions Corp. (b)	4	325
Cohu Inc.	1	12
Computer Sciences Corp. (b)	5	281
Compuware Corp. (b)	11	95
Comverse Technology Inc. (b)	6	128
Conexant Systems Inc. (b) (l)	13	27
Corning Inc. (b)	47	889
Cree Inc. (b)	2	38
CSG Systems International (b)	2	41
Cymer Inc. (b)	1	48
Cypress Semiconductor Corp. (b) (l)	4	73
Dell Inc. (b)	61	1,527
Diebold Inc.	2	94
Digital River Inc. (b)	1	69
DSP Group Inc. (b)	1	19
DST Systems Inc. (b)	2	106
Dycom Industries Inc. (b)	1	27
Earthlink Inc. (b)	3	24
Electronic Data Systems Corp.	16	432
Electronics for Imaging Inc. (b)	2	47
EMC Corp. (b)	67	890
Emulex Corp. (b)	2	47
Entegris Inc. (b)	3	35
Equinix Inc. (b) (l)	1	52
Exar Corp. (b)	1	19
Extreme Networks (b)	4	16
F5 Networks Inc. (b)	1	94
Fair Isaac Corp.	2	83
Fairchild Semiconductor International Inc. (b)	4	67
Finisar Corp. (b) (l)	8	26
FormFactor Inc. (b)	1	45
Foundry Networks Inc. (b)	4	64
Gartner Inc. - Class A (b)	2	37
Gateway Inc. (b) (l)	9	18
Google Inc. - Class A (b)	7	3,135
Harmonic Inc. (b)	2	16
Harris Corp.	4	182
Hewlett-Packard Co.	84	3,445
Hutchinson Technology Inc. (b) (l)	1	18
Hyperion Solutions Corp. (b)	2	68
Imation Corp.	1	46
Informatica Corp. (b)	3	31
Infospace Inc. (b)	1	22
Ingram Micro Inc. - Class A (b)	4	90
Insight Enterprises Inc. (b)	1	28
Integrated Device Technology Inc. (b)	6	95
Intel Corp.	177	3,589
Interdigital Communications Corp. (b)	2	61
Intermec Inc. (b)	2	38
International Business Machines Corp.	46	4,467
International Rectifier Corp. (b)	2	86

Intersil Corp.	4	103
Inter-Tel Inc.	1	17
Interwoven Inc. (b)	1	17
Intuit Inc. (b)	10	293
j2 Global Communications Inc. (b)	2	42
Jack Henry & Associates Inc.	3	60
JDA Software Group Inc. (b)	1	9
JDS Uniphase Corp. (b) (l)	6	106
Juniper Networks Inc. (b)	17	321
Keane Inc. (b)	2	18
Kla-Tencor Corp.	6	304
Komag Inc. (b)	1	34
Kronos Inc. (b)	1	34
Kulicke & Soffa Industries Inc. (b)	2	16
Lam Research Corp. (b)	4	218
Lattice Semiconductor Corp. (b)	3	21
Lexmark International Inc. (b)	3	222
Linear Technology Corp.	9	282
LSI Logic Corp. (b) (l)	12	105
LTX Corp. (b)	1	8
Macrovision Corp. (b)	2	45
Marvell Tech Group Ltd. (b)	14	270
Maxim Integrated Products Inc.	10	294
McAfee Inc. (b)	5	143
McData Corp. - Class A (b) (l)	4	22
MEMC Electronic Materials Inc. (b)	5	205
Mentor Graphics Corp. (b)	2	42
Micrel Inc. (b)	2	22
Microchip Technology Inc.	7	213
Micron Technology Inc. (b)	23	317
Micros Systems Inc. (b)	1	67
Microsemi Corp. (b)	2	40
Microsoft Corp.	267	7,964
Motorola Inc.	74	1,519
MRV Communications Inc. (b) (l)	5	17
National Semiconductor Corp. (l)	10	225
NCR Corp. (b)	6	238
Network Appliance Inc. (b)	11	442
Novell Inc. (b)	11	69
Novellus Systems Inc. (b)	4	132
Nuance Communications Inc. (b) (l)	4	49
Nvidia Corp. (b)	11	392
Omnivision Technologies Inc. (b)	2	24
Openwave Systems Inc. (b) (l)	3	26
Oracle Corp. (b)	122	2,093
Packeteer Inc. (b)	1	17
Palm Inc. (b) (l)	3	41
Parametric Technology Corp. (b)	4	65
Perot Systems Corp. (b)	2	41
Photroncis Inc. (b)	1	19
Plantronics Inc.	2	33

PMC - Sierra Inc. (b) (l)	6	40
Polycom Inc. (b)	3	84
Progress Software Corp. (b)	1	36
QLogic Corp. (b)	5	106
QUALCOMM Inc.	50	1,893
Quantum Corp. (b)	6	13
Quest Software Inc. (b)	2	24
Radisys Corp. (b)	1	15
Rambus Inc. (b) (l)	3	56
RealNetworks Inc. (b)	3	36
Red Hat Inc. (b) (l)	6	134
Redback Networks Inc. (b)	2	49
RF Micro Devices Inc. (b)	6	37
S1 Corp. (b)	1	8
Salesforce.com Inc. (b)	3	92
SanDisk Corp. (b)	7	292
SAVVIS Inc. (b)	-	5
Seagate Technology	17	463
Semtech Corp. (b)	2	30
Silicon Image Inc. (b)	3	32
Silicon Laboratories Inc. (b)	1	51
Silicon Storage Technology Inc. (b)	2	9
Sirf Technology Holdings Inc. (b) (l)	1	35
Skyworks Solutions Inc. (b)	5	33
SonicWALL Inc. (b)	2	18
Sonus Networks Inc. (b) (l)	7	48
SRA International Inc. - Class A (b)	1	32
Stratex Networks Inc. (b) (l)	2	8
Sun Microsystems Inc. (b)	106	572
Sybase Inc. (b)	3	72
Sycamore Networks Inc. (b)	6	21
Symantec Corp. (b)	29	600
Synopsys Inc. (b)	4	115
Tech Data Corp. (b)	2	66
Tekelec (b)	2	32
Tellabs Inc. (b)	12	123
Teradyne Inc. (b)	6	92
Tessera Technologies Inc. (b)	2	62
Texas Instruments Inc.	45	1,307
TIBCO Software Inc. (b)	7	65
Transaction Systems Architects Inc. (b)	1	38
Trident Microsystems Inc. (b)	2	30
Triquint Semiconductor Inc. (b)	5	22
Ultratech Inc. (b)	-	5
Unisys Corp. (b)	11	84
United Online Inc.	2	25
Utstarcom Inc. (b) (l)	3	25
Varian Semiconductor Equipment Associates Inc. (b)	2	82
VeriFone Holdings Inc. (b)	1	51
VeriSign Inc. (b)	8	181
Vignette Corp. (b)	1	14

WebEx Communications Inc. (b)	1	44
webMethods Inc. (b)	2	15
Websense Inc. (b)	2	35
Western Digital Corp. (b)	7	137
Wind River Systems Inc. (b)	3	26
Xerox Corp. (b)	29	495
Xilinx Inc.	10	248
Yahoo! Inc. (b)	39	997
Zoran Corp. (b)	2	24
		61,244
TELECOMMUNICATION SERVICES - 1.2%
American Tower Corp. (b)	13	471
Crown Castle International Corp. (b)	6	200
SBA Communications Corp. (b)	3	7
		747
Total Common Stocks (cost $57,765)		62,705

SHORT TERM INVESTMENTS - 2.7%
Mutual Funds - 0.6%
JNL Money Market Fund, 5.11% (a) (d)	402	402
Securities Lending Collateral - 2.1%
Mellon GSL Delaware Business Trust Collateral Fund (d)	1,297	1,297
Total Short Term Investments (cost $1,699)		1,699

Total Investments - 102.2% (cost $59,464)		64,404
Other Assets and Liabilities, Net - (2.2%)		-1,400
Total Net Assets - 100%		$63,004

JNL/Mellon Capital Management VIP Fund
COMMON STOCKS - 99.2%
CONSUMER DISCRETIONARY - 5.9%
Chico’s FAS Inc. (b) (l)	57	$1,172
Dress Barn Inc. (b) (l)	35	807
Drew Industries Inc. (b) (l)	36	945
Guess ? Inc. (b)	18	1,137
Hibbett Sporting Goods Inc. (b)	61	1,852
Idearc Inc. (b)	21	591
JOS A Bank Clothiers Inc. (b) (l)	30	880
LKQ Corp. (b)	82	1,889
Nike Inc. - Class B	43	4,240
Orient-Express Hotels Ltd.	69	3,255
Papa John’s International Inc. (b)	55	1,590
RadioShack Corp. (l)	31	519
Select Comfort Corp. (b) (l)	93	1,623
Steven Madden Ltd.	36	1,281
Yum! Brands Inc.	62	3,619
		25,400
CONSUMER STAPLES - 3.4%
Brown-Forman Corp. - Class B	12	766
Clorox Co.	26	1,676
Colgate-Palmolive Co.	89	5,836

Diageo Plc	222	4,353
Pantry Inc. (b)	39	1,848
		14,479
ENERGY - 18.9%
Arch Coal Inc. (l)	40	1,214
Atlas America Inc. (b) (l)	33	1,674
Atwood Oceanics Inc. (b)	54	2,630
BJ Services Co.	138	4,033
Chesapeake Enegy Corp. (l)	113	3,286
Core Laboratories NV (b)	45	3,668
Edge Petroleum Corp. (b)	30	539
ENI SpA	117	3,930
EOG Resources Inc.	75	4,686
Exxon Mobil Corp.	229	17,576
Goodrich Petroleum Corp. (b) (l)	44	1,593
Helix Energy Solutions Group Inc. (b) (l)	25	772
Hugoton Royalty Trust (l)	6	157
Lone Star Technologies Inc. (b)	53	2,587
Oil States International Inc. (b) (l)	86	2,780
Patterson-UTI Energy Inc. (l)	32	744
Peabody Energy Corp.	81	3,274
PetroHawk Energy Corp. (b)	272	3,130
Petroquest Energy Inc. (b)	83	1,051
Royal Dutch Shell Plc - Class A	106	3,746
Southwestern Energy Co. (b)	51	1,803
Sunoco Inc.	16	999
Swift Energy Co. (b) (l)	51	2,265
Tetra Technologies Inc. (b) (l)	121	3,097
Veritas DGC Inc. (b) (l)	60	5,154
XTO Energy Inc.	113	5,305
		81,693
FINANCIALS - 20.1%
ABN AMRO Holding NV	124	3,983
Argonaut Group Inc. (b)	49	1,716
Assurances Generales de France	33	5,103
Aviva Plc	265	4,269
Barclays Plc	306	4,374
Citigroup Inc.	265	14,746
Danske Bank A/S (l)	91	4,064
HSBC Holdings Plc	202	3,677
ING Groep NV	93	4,120
JPMorgan Chase & Co.	325	15,680
Lloyds TSB Group Plc	383	4,284
Moody’s Corp.	88	6,082
Progressive Corp.	236	5,705
Safeco Corp.	37	2,285
Sanpaolo IMI SpA (l)	208	4,823
WR Berkley Corp.	59	2,025
		86,936
HEALTH CARE - 9.9%
Amgen Inc. (b)	204	13,912

Applera Corp. - Applied Biosystems Group	56	2,046
Bentley Pharmaceuticals Inc. (b)	37	380
Biovail Corp.	50	1,068
Cerner Corp. (b) (l)	24	1,073
Chemed Corp.	45	1,675
Express Scripts Inc. (b)	115	8,256
Forest Laboratories Inc. (b)	100	5,050
Gilead Sciences Inc. (b)	82	5,352
HealthExtras Inc. (b)	65	1,560
ICU Medical Inc. (b) (l)	24	968
LCA-Vision Inc. (l)	13	456
Meridian Bioscience Inc.	43	1,044
		42,840
INDUSTRIALS - 4.8%
3M Corp.	76	5,912
AAR Corp. (b) (l)	58	1,700
American Science & Engineering Inc. (b) (l)	15	914
CH Robinson Worldwide Inc.	34	1,404
EMCOR Group Inc. (b)	54	3,085
Joy Global Inc.	38	1,815
McDermott International Inc. (b)	33	1,695
Robert Half International Inc.	17	614
Rockwell Automation Inc.	18	1,102
Watsco Inc.	52	2,446
		20,687
INFORMATION TECHNOLOGY - 23.4%
Adobe Systems Inc. (b)	82	3,370
Apple Computer Inc. (b)	373	31,675
Autodesk Inc. (b)	41	1,673
Citrix Systems Inc. (b)	32	864
Digital Insight Corp. (b)	56	2,152
Electronics for Imaging Inc. (b) (l)	93	2,478
Google Inc. - Class A (b)	39	17,884
Intel Corp.	515	10,432
Intuit Inc. (b) (l)	244	7,430
Lam Research Corp. (b)	25	1,253
National Semiconductor Corp.	173	3,936
Nvidia Corp. (b)	169	6,259
Plexus Corp. (b)	28	670
QLogic Corp. (b)	81	1,780
SanDisk Corp. (b) (l)	85	3,661
Sigma Designs Inc. (b)	38	973
Standard Microsystems Corp. (b)	35	971
THQ Inc. (b) (l)	110	3,571
		101,032
MATERIALS - 0.3%
Ryerson Inc. (l)	44	1,097

TELECOMMUNICATION SERVICES - 9.8%
BT Group Plc	846	4,992
Deutsche Telekom AG	193	3,534

France Telecom SA	129	3,580
NII Holdings Inc. - Class B (b)	28	1,833
Royal KPN NV	321	4,564
Telecom Italia SpA	1,107	3,348
Telefonica SA	214	4,551
Verizon Communications Inc.	428	15,930
		42,332
UTILITIES - 2.7%
Edison International Inc.	15	679
Enel SpA	410	4,234
National Grid Plc	328	4,740
PPL Corp.	18	652
TXU Corp.	22	1,205
		11,510
Total Common Stocks (cost $384,616)		428,006

SHORT TERM INVESTMENTS - 8.6%
Mutual Funds - 0.8%
JNL Money Market Fund, 5.11% (a) (d)	3,628	3,628
Securities Lending Collateral - 7.8%
Mellon GSL Delaware Business Trust Collateral Fund (d)	33,505	33,505
Total Short Term Investments (cost $37,133)		37,133

Total Investments - 107.8% (cost $421,749)		465,139
Other Assets and Liabilities, Net - (7.8%)		-33,595
Total Net Assets - 100%		$431,544

JNL/Mellon Capital Management Value Line 25 Fund
COMMON STOCKS - 98.9%
CONSUMER DISCRETIONARY - 4.8%
Chico’s FAS Inc. (b) (l)	709	$14,672
Dress Barn Inc. (b) (l)	423	9,877
Guess ? Inc. (b) (l)	229	14,550
		39,099
ENERGY - 35.9%
Arch Coal Inc. (l)	501	15,038
BJ Services Co.	1,267	37,146
Chesapeake Enegy Corp. (l)	1,435	41,674
EOG Resources Inc.	945	58,997
Helix Energy Solutions Group Inc. (b) (l)	300	9,423
Hugoton Royalty Trust (l)	80	1,963
Peabody Energy Corp. (l)	1,028	41,545
Southwestern Energy Co. (b) (l)	654	22,917
XTO Energy Inc.	1,420	66,822
		295,525
FINANCIALS - 3.1%
WR Berkley Corp.	748	25,824

HEALTH CARE - 8.9%
Biovail Corp.	621	13,142
Cerner Corp. (b) (l)	300	13,667
Express Scripts Inc. (b)	569	40,775
LCA-Vision Inc. (l)	169	5,817
		73,401
INDUSTRIALS - 6.2%
Joy Global Inc.	475	22,979
McDermott International Inc. (b)	421	21,401
Watsco Inc. (l)	135	6,343
		50,723
INFORMATION TECHNOLOGY - 40.0%
Apple Computer Inc. (b)	2,831	240,190
Nvidia Corp. (b)	1,339	49,559
Plexus Corp. (b) (l)	354	8,448
SanDisk Corp. (b) (l)	720	30,999
		329,196
Total Common Stocks (cost $789,023)		813,768

SHORT TERM INVESTMENTS - 10.7%
Mutual Funds - 1.1%
JNL Money Market Fund, 5.11% (a) (d)	8,542	8,542
Securities Lending Collateral - 9.6%
Mellon GSL Delaware Business Trust Collateral Fund (d)	79,231	79,231
Total Short Term Investments (cost $87,773)		87,773

Total Investments - 109.6% (cost $876,796)		901,541
Other Assets and Liabilities, Net - (9.6%)		-79,000
Total Net Assets - 100%		$822,541

See Notes to the Schedules of Investments.

JNL Variable Funds
Notes to the Schedules of Investments:
December 31, 2006

(a) Dividend yield changes daily to reflect current market conditions. Rate is the quoted yield as of December 31, 2006.
(b) Non-income producing security.
(c) All or portion of the security has been loaned.
(e) For all items listed as "Other Securities" in this Summary Schedule of Investments, this represents issues not identified as a top-fifty holding in terms of market value and issues or issuers not exceeding one percent individually or in aggregate, respectively, as of December 31, 2006. A Summary Schedule of Investments is presented for this portfolio. For information on availability of a complete Schedule of Investments, refer to www.jnl.com, www.sec.gov, or call the Service Center at 800-766-4683

Summary of Investments by Country:
	JNL/Mellon Capital	JNL/Mellon Capital	JNL/Mellon Capital	JNL/Mellon Capital	JNL/Mellon Capital	JNL/Mellon Capital
	Management	Management	Management	Management	Management	Management
	Global 15 Fund	JNL 5 Fund	JNL Optimized 5 Fund	Select Small Cap Fund	VIP Fund	Global 15 Fund (NY)
Bermuda	-%	0.9%	-%	4.5%	0.8%	-%
Canada	-	-	0.4	-	0.3	-
Denmark	-	-	1.3	-	0.9	-
France	-	-	2.8	-	2.0	-
Germany	-	-	1.1	-	0.8	-
Hong Kong	34.2	7.7	5.5	-	-	33.8
Israel	-	-	-	-	-	-
Italy	-	-	5.2	-	3.8	-
Netherlands	-	0.9	5.2	5.1	4.7	-
Spain	-	-	1.4	-	1.1	-
United Kingdom	32.5	7.4	15.0	-	7.0	32.2
United States	33.3	83.1	62.1	90.4	78.6	34.0
Total Investments	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%

Summary of Investments by Sector (percentage of net assets):
	Consumer	Consumer			Health		Information
	Discretionary	Staples	Energy	Financials	Care	Industrials	Technology
JNL/Mellon Capital Management 25 Fund	33.7%	20.2%	-%	1.5%	7.6%	20.1%	-%
JNL/Mellon Capital Management Communications Sector Fund	2.4	-	-	4.5	-	-	-
JNL/Mellon Capital Management Consumer Brands Sector Fund	75.5	15.7	-	-	3.2	2.9	2.6
JNL/Mellon Capital Management Dow (SM) 10 Fund	12.9	9.1	-	18.8	19.7	8.5	-
JNL/Mellon Capital Management Dow (SM) Dividend Fund	6.8	-	12.1	33.0	4.8	-	-
JNL/Mellon Capital Management Financial Sector Fund	-	-	-	98.2	-	0.2	0.3
JNL/Mellon Capital Management Global 15 Fund	20.6	-	-	21.6	12.1	19.3	-
JNL/Mellon Capital Management Healthcare Sector Fund	-	0.1	-	-	99.6	-	-
JNL/Mellon Capital Management JNL 5 Fund	17.1	6.2	15.6	13.2	14.3	13.6	2.6
JNL/Mellon Capital Management JNL Optimized 5 Fund	8.2	3.8	10.3	16.5	11.8	7.3	22.8
JNL/Mellon Capital Management Nasdaq 15 Fund	-	-	1.1	-	30.8	2.0	62.7
JNL/Mellon Capital Management Oil & Gas Sector Fund	-	-	98.8	-	-	-	-
JNL/Mellon Capital Management S&P 10 Fund	-	-	43.9	20.6	25.7	9.8	-
JNL/Mellon Capital Management S&P 24 Fund	12.7	12.5	3.2	21.3	15.4	11.6	16.9
JNL/Mellon Capital Management Select Small-Cap Fund	18.3	2.5	39.6	2.5	7.8	10.2	14.0
JNL/Mellon Capital Management Technology Sector Fund	-	-	-	-	0.2	1.0	97.1
JNL/Mellon Capital Management VIP Fund	5.9	3.4	18.9	20.1	9.9	4.8	23.4
JNL/Mellon Capital Management Value Line 25 Fund	4.8	-	35.9	3.1	8.9	6.2	40.0

JNL/Mellon Capital Management Dow (SM) 10 Fund (NY)	12.8	9.1	-	18.6	19.5	8.4	-
JNL/Mellon Capital Management Dow (SM) Dividend Fund (NY)	6.8	-	12.1	32.9	4.8	-	-
JNL/Mellon Capital Management Global 15 Fund (NY)	20.5	-	-	21.3	11.9	19.1	-
JNL/Mellon Capital Management Nasdaq ® 15 Fund (NY)	-	-	1.1	-	30.5	2.0	62.1
JNL/Mellon Capital Management S&P 10 Fund (NY)	-	-	43.6	20.5	25.6	9.7	-
JNL/Mellon Capital Management S&P 24 Fund (NY)	13.0	12.8	3.2	21.9	15.8	11.8	17.3
JNL/Mellon Capital Management Value Line 25 Fund (NY)	4.7	-	36.1	3.1	9.0	6.2	40.1

Summary of Investments by Sector (percentage of net assets):
		Telecommunication		Short-Term
	Materials	Services	Utilities	Securities	Total
JNL/Mellon Capital Management 25 Fund	11.5%	3.3%	-%	5.8%	103.7%
JNL/Mellon Capital Management Communications Sector Fund	-	90.2	-	13.2	110.3
JNL/Mellon Capital Management Consumer Brands Sector Fund	-	-	-	8.0	107.9
JNL/Mellon Capital Management Dow (SM) 10 Fund	9.1	21.5	-	15.2	114.8
JNL/Mellon Capital Management Dow (SM) Dividend Fund	4.6	4.1	32.1	13.3	110.8
JNL/Mellon Capital Management Financial Sector Fund	-	-	-	7.8	106.5
JNL/Mellon Capital Management Global 15 Fund	-	26.2	-	7.2	107.0
JNL/Mellon Capital Management Healthcare Sector Fund	-	-	-	2.3	102.0
JNL/Mellon Capital Management JNL 5 Fund	4.4	11.1	-	10.8	108.9
JNL/Mellon Capital Management JNL Optimized 5 Fund	1.4	13.0	2.8	7.4	105.3
JNL/Mellon Capital Management Nasdaq 15 Fund	-	2.6	-	0.9	100.1
JNL/Mellon Capital Management Oil & Gas Sector Fund	-	-	0.5	4.7	104.0
JNL/Mellon Capital Management S&P 10 Fund	-	-	-	8.2	108.2
JNL/Mellon Capital Management S&P 24 Fund	-	-	3.8	3.2	100.6
JNL/Mellon Capital Management Select Small-Cap Fund	1.3	-	-	16.1	112.3
JNL/Mellon Capital Management Technology Sector Fund	-	1.2	-	2.7	102.2
JNL/Mellon Capital Management VIP Fund	0.3	9.8	2.7	8.6	107.8
JNL/Mellon Capital Management Value Line 25 Fund	-	-	-	10.7	109.6
JNL/Mellon Capital Management Dow (SM) 10 Fund (NY)	9.0	21.3	-	1.2	99.9
JNL/Mellon Capital Management Dow (SM) Dividend Fund (NY)	4.6	4.1	32.0	6.8	104.1
JNL/Mellon Capital Management Global 15 Fund (NY)	-	25.9	-	8.2	106.9
JNL/Mellon Capital Management Nasdaq ® 15 Fund (NY)	-	2.6	-	1.8	100.1
JNL/Mellon Capital Management S&P 10 Fund (NY)	-	-	-	2.4	101.8
JNL/Mellon Capital Management S&P 24 Fund (NY)	-	-	3.8	1.2	100.8
JNL/Mellon Capital Management Value Line 25 Fund (NY)	-	-	-	13.7	112.9

JNL Variable Funds
Statements of Assets and Liabilities (in thousands, except net asset value per share)
December 31, 2006
JNL Variable Fund LLC

	JNL/Mellon	JNL/Mellon	JNL/Mellon Capital	JNL/Mellon	JNL/Mellon	JNL/Mellon	JNL/Mellon
	Capital	Capital	Management	Capital	Capital	Capital	Capital
	Management	Management	Consumer	Management	Management	Management	Management
	25	Communications	Brands Sector	Dowsm10	Dowsm Dividend	Financial	Global 15
Assets	Fund	Sector Fund	Fund	Fund	Fund	Sector Fund	Fund

Investments - unaffiliated, at value (a) (b)	$ 718,216	$ 54,495	$ 23,678	$ 845,054	$ 271,289	$ 67,428	$ 1,118,818
Investments - affiliated, at value (c)	42,348	7,414	1,900	128,546	37,101	5,751	80,669
Cash	-	25	-	-	-	-	-
Foreign currency (d)	-	-	-	-	-	-	-
Receivables:
Investment securities sold	15,925	-	-	570	-	-	-
Fund shares sold	974	1,506	10	2,495	1,164	785	1,508
Dividends and interest	862	49	26	2,121	281	110	3,093
Forward foreign currency contracts	-	-	-	-	-	-	-
Foreign taxes recoverable	-	1	-	-	-	-	-
Other assets	-	-	-	-	-	-	-
Total assets	778,325	63,490	25,614	978,786	309,835	74,074	1,204,088

Liabilities
Cash overdraft	1,450	-	-	1,192	-	-	-
Payables:
Advisory fees	179	16	7	201	66	20	261
Administrative fees	93	7	3	105	33	8	185
12b-1 fees (Class A)	124	9	4	140	44	11	185
Investment securities purchased	-	611	-	-	-	326	-
Fund shares redeemed	974	54	7	579	1,473	299	2,118
Manager fees	2	-	-	2	-	-	2
Forward foreign currency contracts	-	-	-	-	-	-	-
Other expenses	2	9	5	127	27	12	54
Return of collateral for securities loaned	42,348	6,680	1,893	128,546	29,670	4,675	80,282
Total liabilities	45,172	7,386	1,919	130,892	31,313	5,351	83,087
Net assets	$ 733,153	$ 56,104	$ 23,695	$ 847,894	$ 278,522	$ 68,723	$ 1,121,001

Net assets consist of:
Paid-in capital	$ 654,693	$ 45,938	$ 20,632	$ 729,749	$ 257,080	$ 56,039	$ 850,142
Undistributed (excess of distributions over)
net investment income	12,492	749	84	-	-	935	-
Accumulated net realized gain	12,760	3,643	328	-	-	2,404	-
Net unrealized appreciation/(depreciation)
on investments and foreign currency	53,208	5,774	2,651	118,145	21,442	9,345	270,859
	$ 733,153	$ 56,104	$ 23,695	$ 847,894	$ 278,522	$ 68,723	$ 1,121,001

Class A
Net assets	$ 732,813	$ 55,926	$ 23,575	$ 847,894	$ 278,522	$ 68,536	$ 1,121,001
Shares outstanding (no par value),
unlimited shares authorized	51,859	9,506	1,880	66,730	23,226	4,278	56,895
Net asset value per share	$ 14.13	$ 5.88	$ 12.54	$ 12.71	$ 11.99	$ 16.02	$ 19.70

Class B
Net assets	$ 340	$ 178	$ 120	n/a	n/a	$ 187	n/a
Shares outstanding (no par value),
unlimited shares authorized	24	31	10	n/a	n/a	12	n/a
Net asset value per share	$ 14.14	$ 5.79	$ 12.61	n/a	n/a	$ 15.93	n/a

(a) Including value of securities on loan	$ 41,274	$ 6,331	$ 1,818	$ 123,200	$ 28,650	$ 4,513	$ 76,070
(b) Investments - unaffiliated, at cost	665,008	48,721	21,027	726,909	249,847	58,154	847,982
(c) Investments - affiliated, at cost	42,348	7,414	1,900	128,546	37,101	5,680	80,669
(d) Foreign currency, at cost	-	-	-	-	-	-	-

See Notes to the Financial Statements.

JNL Variable Funds
Statements of Assets and Liabilities (in thousands, except net asset value per share)
December 31, 2006
JNL Variable Fund LLC

	JNL/Mellon	JNL/Mellon	JNL/Mellon	JNL/Mellon	JNL/Mellon	JNL/Mellon	JNL/Mellon
	Capital	Capital	Capital	Capital	Capital	Capital	Capital
	Management	Management	Management	Management	Management	Management	Management
	Healthcare	JNL 5	JNL Optimized 5	Nasdaq 15	Oil & Gas	S&P 10	S&P 24
Assets	Sector Fund	Fund	Fund	Fund	Sector Fund	Fund	Fund

Investments - unaffiliated, at value (a) (b)	$ 86,373	$3,677,540	$ 92,594	$ 64,824	$ 299,301	$ 802,745	$ 17,241
Investments - affiliated, at value (c)	1,962	402,939	7,011	615	14,019	66,226	573
Cash	-	-	-	-	1	1	1
Foreign currency (d)	-	186	77	-	-	-	-
Receivables:
Investment securities sold	-	-	-	-	-	-	-
Fund shares sold	201	8,943	499	37	540	948	25
Dividends and interest	73	5,574	119	7	132	541	13
Forward foreign currency contracts	-	-	-	-	-	-	-
Foreign taxes recoverable	-	-	9	-	3	-	-
Other assets	-	-	-	-	-	-	-
Total assets	88,609	4,095,182	100,309	65,483	313,996	870,461	17,853

Liabilities
Cash overdraft	-	-	-	-	-	-	-
Payables:
Advisory fees	25	839	25	20	77	197	5
Administrative fees	11	460	11	9	38	103	2
12b-1 fees (Class A)	15	612	15	11	52	138	3
Investment securities purchased	-	-	-	-	-	-	-
Fund shares redeemed	215	3,535	217	72	523	1,869	12
Manager fees	-	1	-	-	-	2	-
Forward foreign currency contracts	-	-	-	-	-	-	-
Other expenses	20	146	9	5	65	16	-
Return of collateral for securities loaned	1,683	343,301	5,435	-	12,008	65,126	126
Total liabilities	1,969	348,894	5,712	117	12,763	67,451	148
Net assets	$ 86,640	$3,746,288	$ 94,597	$ 65,366	$ 301,233	$ 803,010	$ 17,705

Net assets consist of:
Paid-in capital	$ 78,564	$3,259,819	$ 87,879	$ 62,743	$ 240,371	$ 711,673	$ 17,281
Undistributed (excess of distributions over)
net investment income	586	44,003	4	-	2,118	-	-
Accumulated net realized gain	1,032	66,120	106	-	27,380	-	-
Net unrealized appreciation/(depreciation)
on investments and foreign currency	6,458	376,346	6,608	2,623	31,364	91,337	424
	$ 86,640	$3,746,288	$ 94,597	$ 65,366	$ 301,233	$ 803,010	$ 17,705

Class A
Net assets	$ 86,404	$3,739,161	$ 94,219	$ 65,366	$ 300,626	$ 803,010	$ 17,705
Shares outstanding (no par value),
unlimited shares authorized	6,701	261,348	8,735	5,803	10,370	51,823	1,719
Net asset value per share	$ 12.89	$ 14.31	$ 10.79	$ 11.26	$ 28.99	$ 15.50	$ 10.30

Class B
Net assets	$ 236	$ 7,127	$ 378	n/a	$ 607	n/a	n/a
Shares outstanding (no par value),
unlimited shares authorized	18	497	35	n/a	21	n/a	n/a
Net asset value per share	$ 12.91	$ 14.35	$ 10.79	n/a	$ 29.21	n/a	n/a

(a) Including value of securities on loan	$ 1,632	$ 330,553	$ 5,259	$ -	$ 11,691	$ 63,614	$ 118
(b) Investments - unaffiliated, at cost	79,915	3,301,210	85,987	62,201	267,937	711,407	16,817
(c) Investments - affiliated, at cost	1,962	402,939	7,011	615	14,019	66,226	573
(d) Foreign currency, at cost	-	186	77	-	-	-	-

See Notes to the Financial Statements.

JNL Variable Funds
Statements of Assets and Liabilities (in thousands, except net asset value per share)
December 31, 2006
JNL Variable Fund LLC

	JNL/Mellon	JNL/Mellon	JNL/Mellon	JNL/Mellon
	Capital	Capital	Capital	Capital
	Management	Management	Management	Management
	Select Small-	Technology	VIP	Value Line 25
Assets	Cap Fund	Sector Fund	Fund	Fund

Investments - unaffiliated, at value (a) (b)	$ 694,654	$ 62,705	$ 428,006	$ 813,768
Investments - affiliated, at value (c)	116,063	1,699	37,133	87,773
Cash	-	-	2	-
Foreign currency (d)	-	-	1	-
Receivables:
Investment securities sold	30,714	-	-	-
Fund shares sold	906	95	243	2,217
Dividends and interest	11	19	271	343
Forward foreign currency contracts	-	-	-	-
Foreign taxes recoverable	-	-	1	-
Other assets	-	-	-	-
Total assets	842,348	64,518	465,657	904,101

Liabilities
Cash overdraft	2,101	-	-	-
Payables:
Advisory fees	180	19	107	202
Administrative fees	93	8	54	106
12b-1 fees (Class A)	125	11	72	141
Investment securities purchased	-	-	-	-
Fund shares redeemed	1,582	167	333	1,581
Manager fees	2	-	-	1
Forward foreign currency contracts	-	-	-	-
Other expenses	2	12	42	298
Return of collateral for securities loaned	116,063	1,297	33,505	79,231
Total liabilities	120,148	1,514	34,113	81,560
Net assets	$ 722,200	$ 63,004	$ 431,544	$ 822,541

Net assets consist of:
Paid-in capital	$ 586,283	$ 57,847	$ 373,701	$ 797,796
Undistributed (excess of distributions over)
net investment income	34	-	3,075	-
Accumulated net realized gain	65,399	216	11,377	-
Net unrealized appreciation/(depreciation)
on investments and foreign currency	70,484	4,941	43,391	24,745
	$ 722,200	$ 63,004	$ 431,544	$ 822,541

Class A
Net assets	$ 722,069	$ 62,827	$ 430,362	$ 822,541
Shares outstanding (no par value),
unlimited shares authorized	30,348	9,185	31,726	52,407
Net asset value per share	$ 23.79	$ 6.84	$ 13.56	$ 15.70

Class B
Net assets	$ 131	$ 177	$ 1,182	n/a
Shares outstanding (no par value),
unlimited shares authorized	6	26	87	n/a
Net asset value per share	$ 23.81	$ 6.88	$ 13.61	n/a

(a) Including value of securities on loan	$ 112,093	$ 1,220	$ 32,288	$ 76,932
(b) Investments - unaffiliated, at cost	624,170	57,765	384,616	789,023
(c) Investments - affiliated, at cost	116,063	1,699	37,133	87,773
(d) Foreign currency, at cost	-	-	1	-

See Notes to the Financial Statements.

JNL Variable Funds
Statements of Operations (in thousands)
For the Year Ended December 31, 2006
	JNL Variable Fund LLC

	JNL/Mellon	JNL/Mellon	JNL/Mellon Capital	JNL/Mellon	JNL/Mellon	JNL/Mellon	JNL/Mellon
	Capital	Capital	Management	Capital	Capital	Capital	Capital
	Management	Management	Consumer	Management	Management	Management	Management
	25	Communications	Brands Sector	Dow 10	Dow Dividend	Financial	Global 15
	Fund	Sector Fund	Fund	Fund	Fund (b)	Sector Fund	Fund
Investment income
Dividends (a)	$ 16,581	$ 994	$ 227	$ 26,328	$ 3,630	$ 1,316	$ 38,583
Interest	-	3	-	-	1	-	10
Foreign taxes withheld	-	-	-	-	-	(1)	(1,316)
Securities lending	79	10	3	1,701	83	7	1,439
Total investment income	16,660	1,007	230	28,029	3,714	1,322	38,716

Expenses
Advisory fees	1,867	126	73	1,981	345	177	2,418
Administrative fees	968	51	30	1,030	161	72	1,692
12b-1 fees (Class A)	1,290	68	39	1,374	214	96	1,692
Legal fees	12	1	-	13	2	1	16
Licensing fees	-	9	5	172	27	12	70
Manager fees	15	1	-	15	2	1	19
Other expenses	16	1	-	16	2	1	37
Total expenses	4,168	257	147	4,601	753	360	5,944
Net investment income (loss)	12,492	750	83	23,428	2,961	962	32,772

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Investments	12,760	4,028	517	6,717	168	2,416	63,329
Foreign currency related items	-	-	-	-	-	-	262
Net change in unrealized appreciation or
depreciation on:
Investments	49,412	5,683	2,103	147,892	21,442	5,414	196,094
Foreign currency related items	-	-	-	-	-	-	20
Net realized and unrealized
gain (loss)	62,172	9,711	2,620	154,609	21,610	7,830	259,705

Net increase (decrease) in net assets
from operations	$ 74,664	$ 10,461	$ 2,703	$ 178,037	$ 24,571	$ 8,792	$ 292,477

(a) Dividends from affiliated investments	$ 191	$ 41	$ 8	$ 1,830	$ 229	$ 37	$ 1,589
(b) Period from January 17, 2006 (commencement of operations)

See Notes to the Financial Statements.

JNL Variable Funds
Statements of Operations (in thousands)
For the Year Ended December 31, 2006
	JNL Variable Fund LLC

	JNL/Mellon	JNL/Mellon	JNL/Mellon	JNL/Mellon	JNL/Mellon	JNL/Mellon	JNL/Mellon
	Capital	Capital	Capital	Capital	Capital	Capital	Capital
	Management	Management	Management	Management	Management	Management	Management
	Healthcare	JNL 5	JNL Optimized 5	Nasdaq 15	Oil & Gas	S&P 10	S&P 24
	Sector Fund	Fund	Fund (b)	Fund	Sector Fund	Fund	Fund (b)
Investment income
Dividends (a)	$ 1,158	$ 57,458	$ 604	$ 43	$ 3,855	$ 6,748	$ 69
Interest	-	18	1	-	-	-	1
Foreign taxes withheld	(1)	(772)	(39)	-	-	-	-
Securities lending	6	2,049	5	3	12	35	-
Total investment income	1,163	58,753	571	46	3,867	6,783	70

Expenses
Advisory fees	275	6,471	104	189	775	2,189	22
Administrative fees	118	3,504	44	78	383	1,141	9
12b-1 fees (Class A)	158	4,663	58	104	510	1,522	12
Legal fees	2	45	-	1	5	16	-
Licensing fees	20	203	14	21	64	76	1
Manager fees	2	53	1	1	6	18	-
Other expenses	2	66	1	1	6	19	1
Total expenses	577	15,005	222	395	1,749	4,981	45
Net investment income (loss)	586	43,748	349	(349)	2,118	1,802	25

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Investments	2,033	66,926	129	1,477	27,414	115,003	3
Foreign currency related items	-	242	8	-	-	-	-
Net change in unrealized appreciation or
depreciation on:
Investments	2,261	306,273	6,607	1,554	8,831	(86,039)	424
Foreign currency related items	-	40	1	-	-	-	-
Net realized and unrealized
gain (loss)	4,294	373,481	6,745	3,031	36,245	28,964	427

Net increase (decrease) in net assets
from operations	$ 4,880	$ 417,229	$ 7,094	$ 2,682	$ 38,363	$ 30,766	$ 452

(a) Dividends from affiliated investments	$ 21	$ 3,244	$ 54	$ 23	$ 109	$ 157	$ 8
(b) Period from May 1, 2006 (commencement of operations)

See Notes to the Financial Statements.

JNL Variable Funds
Statements of Operations (in thousands)
For the Year Ended December 31, 2006
	JNL Variable Fund LLC

	JNL/Mellon	JNL/Mellon	JNL/Mellon	JNL/Mellon
	Capital	Capital	Capital	Capital
	Management	Management	Management	Management
	Select Small-	Technology	VIP	Value Line 25
	Cap Fund	Sector Fund	Fund	Fund
Investment income
Dividends (a)	$ 1,226	$ 306	$ 5,617	$ 4,125
Interest	2	-	1	-
Foreign taxes withheld	-	-	(417)	(38)
Securities lending	304	3	124	77
Total investment income	1,532	309	5,325	4,164

Expenses
Advisory fees	1,828	174	986	1,876
Administrative fees	947	71	496	974
12b-1 fees (Class A)	1,263	95	660	1,298
Legal fees	12	1	7	13
Licensing fees	-	12	124	974
Manager fees	14	1	8	15
Other expenses	16	1	8	15
Total expenses	4,080	355	2,289	5,165
Net investment income (loss)	(2,548)	(46)	3,036	(1,001)

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Investments	67,981	1,391	11,554	44,052
Foreign currency related items	-	-	37	-
Net change in unrealized appreciation or
depreciation on:
Investments	(7,724)	2,736	27,597	(48,250)
Foreign currency related items	-	-	3	-
Net realized and unrealized
gain (loss)	60,257	4,127	39,191	(4,198)

Net increase (decrease) in net assets
from operations	$ 57,709	$ 4,081	$ 42,227	$ (5,199)

(a) Dividends from affiliated investments	$ 410	$ 23	$ 230	$ 325

See Notes to the Financial Statements.

JNL Variable Funds
Statements of Changes in Net Assets (in thousands)
For the Year Ended December 31, 2006
	JNL Variable Fund LLC

	JNL/Mellon	JNL/Mellon	JNL/Mellon Capital	JNL/Mellon	JNL/Mellon	JNL/Mellon	JNL/Mellon
	Capital	Capital	Management	Capital	Capital	Capital	Capital
	Management	Management	Consumer	Management	Management	Management	Management
	25	Communications	Brands Sector	Dow 10	Dow Dividend	Financial	Global 15
Operations	Fund	Sector Fund	Fund	Fund	Fund (a)	Sector Fund	Fund
Net investment income	$ 12,492	$ 750	$ 83	$ 23,428	$ 2,961	$ 962	$ 32,772
Net realized gain on:
Investments	12,760	4,028	517	6,717	168	2,416	63,329
Foreign currency related items	-	-	-	-	-	-	262
Net change in unrealized appreciation or
depreciation on:
Investments	49,412	5,683	2,103	147,892	21,442	5,414	196,094
Foreign currency related items	-	-	-	-	-	-	20
Net increase in net assets from
operations	74,664	10,461	2,703	178,037	24,571	8,792	292,477

Distribution to shareholders
From net investment income
Class A	-	(566)	(18)	-	-	(644)	-
Class B	-	(4)	-	-	-	(2)	-
From net realized gains on
investment transactions
Class A	-	(881)	(330)	-	-	(403)	-
Class B	-	(3)	(2)	-	-	(1)	-
Total distributions to shareholders	-	(1,454)	(350)	-	-	(1,050)	-

Share transactions¹
Proceeds from the sale of shares
Class A	254,538	82,917	11,435	310,187	284,667	51,209	423,015
Class B	331	24	2	-	-	25	-
Proceeds in connection with acquisition
Class A	24,123	-	-	-	-	-	-
Class B	-	-	-	-	-	-	-
Reinvestment of distributions
Class A	-	1,447	348	-	-	1,047	-
Class B	-	7	2	-	-	3	-
Cost of shares redeemed
Class A	(168,301)	(50,938)	(9,164)	(187,386)	(30,716)	(30,023)	(234,163)
Class B	(11)	(3)	-	-	-	(16)	-
Net increase (decrease) in net assets
from share transactions	110,680	33,454	2,623	122,801	253,951	22,245	188,852

Net increase (decrease) in net assets	185,344	42,461	4,976	300,838	278,522	29,987	481,329

Net assets beginning of period	547,809	13,643	18,719	547,056	-	38,736	639,672

Net assets end of period	$ 733,153	$ 56,104	$ 23,695	$ 847,894	$ 278,522	$ 68,723	$ 1,121,001

Undistributed (excess of distributions over)
net investment income	$ 12,492	$ 749	$ 84	$ -	$ -	$ 935	$ -

¹Share transactions
Shares sold
Class A	19,229	15,823	972	27,659	26,012	3,444	25,502
Class B	25	5	1	-	-	2	-
Shares issued in connection with acquisition
Class A	1,804	-	-	-	-	-	-
Class B	-	-	-	-	-	-	-
Reinvestment of distributions
Class A	-	249	28	-	-	65	-
Class B	-	1	-	-	-	-	-
Shares redeemed
Class A	(12,679)	(9,616)	(780)	(16,699)	(2,786)	(2,046)	(14,096)
Class B	(1)	(1)	-	-	-	(1)	-
Net increase (decrease)
Class A	8,354	6,456	220	10,960	23,226	1,463	11,406

Class B	24	5	1	-	-	1	-
Purchases and sales of investment
securities (excluding short-term
securities):
Purchases of securities	$ 459,407	$ 71,957	$ 7,809	$ 199,071	$ 255,466	$ 34,175	$ 535,261
Proceeds from sales of securities	340,027	40,384	4,487	54,902	5,539	12,901	307,248

(a) Period from January 17, 2006 (commencement of operations)

See Notes to the Financial Statements.

JNL Variable Funds
Statements of Changes in Net Assets (in thousands)
For the Year Ended December 31, 2006
	JNL Variable Fund LLC

	JNL/Mellon	JNL/Mellon	JNL/Mellon	JNL/Mellon	JNL/Mellon	JNL/Mellon	JNL/Mellon
	Capital	Capital	Capital	Capital	Capital	Capital	Capital
	Management	Management	Management	Management	Management	Management	Management
	Healthcare	JNL 5	JNL Optimized 5	Nasdaq 15	Oil & Gas	S&P 10	S&P 24
Operations	Sector Fund	Fund	Fund (a)	Fund	Sector Fund	Fund	Fund (a)
Net investment income (loss)	$ 586	$ 43,748	$ 349	$ (349)	$ 2,118	$ 1,802	$ 25
Net realized gain (loss) on:
Investments	2,033	66,926	129	1,477	27,414	115,003	3
Foreign currency related items	-	242	8	-	-	-	-
Net change in unrealized appreciation or
depreciation on:
Investments	2,261	306,273	6,607	1,554	8,831	(86,039)	424
Foreign currency related items	-	40	1	-	-	-	-
Net increase (decrease) in net assets
from operations	4,880	417,229	7,094	2,682	38,363	30,766	452

Distribution to shareholders
From net investment income
Class A	(392)	(9,321)	(351)	-	(1,039)	-	-
Class B	(1)	(20)	(2)	-	(1)	-	-
From net realized gains on
investment transactions
Class A	(1,904)	(1,703)	(23)	-	(13,462)	-	-
Class B	(5)	(3)	-	-	(27)	-	-
Total distributions to shareholders	(2,302)	(11,047)	(376)	-	(14,529)	-	-

Share transactions¹
Proceeds from the sale of shares
Class A	47,764	2,482,276	101,035	50,419	280,515	340,586	18,559
Class B	80	4,227	362	-	414	-	-
Proceeds in connection with acquisition
Class A	-	-	-	-	-	-	-
Class B	-	-	-	-	-	-	-
Reinvestment of distributions
Class A	2,296	11,024	374	-	14,501	-	-
Class B	6	23	2	-	28	-	-
Cost of shares redeemed
Class A	(45,459)	(423,459)	(13,890)	(29,874)	(199,980)	(263,171)	(1,306)
Class B	(37)	(716)	(4)	-	(141)	-	-
Net increase (decrease) in net assets
from share transactions	4,650	2,073,375	87,879	20,545	95,337	77,415	17,253

Net increase (decrease) in net assets	7,228	2,479,557	94,597	23,227	119,171	108,181	17,705

Net assets beginning of period	79,412	1,266,731	-	42,139	182,062	694,829	-

Net assets end of period	$ 86,640	$ 3,746,288	$ 94,597	$ 65,366	$ 301,233	$ 803,010	$ 17,705

Undistributed (excess of distributions over)
net investment income	$ 586	$ 44,003	$ 4	$ -	$ 2,118	$ -	$ -

¹Share transactions
Shares sold
Class A	3,787	188,409	10,066	4,747	9,870	22,039	1,849
Class B	7	323	35	-	15	-	-
Shares issued in connection with acquisition
Class A	-	-	-	-	-	-	-
Class B	-	-	-	-	-	-	-
Reinvestment of distributions
Class A	178	773	35	-	497	-	-
Class B	-	2	-	-	1	-	-
Shares redeemed
Class A	(3,619)	(32,478)	(1,366)	(2,859)	(7,210)	(17,143)	(130)
Class B	(3)	(54)	-	-	(5)	-	-
Net increase (decrease)

Class A	346	156,704	8,735	1,888	3,157	4,896	1,719
Class B	4	271	35	-	11	-	-
Purchases and sales of investment
securities (excluding short-term
securities):
Purchases of securities	$ 22,622	$ 2,821,157	$ 87,276	$ 68,591	$ 181,015	$ 594,682	$ 16,980
Proceeds from sales of securities	17,714	754,910	1,045	47,619	94,073	515,159	165

(a) Period from May 1, 2006 (commencement of operations)

See Notes to the Financial Statements.

JNL Variable Funds
Statements of Changes in Net Assets (in thousands)
For the Year Ended December 31, 2006
	JNL Variable Fund LLC

	JNL/Mellon	JNL/Mellon	JNL/Mellon	JNL/Mellon
	Capital	Capital	Capital	Capital
	Management	Management	Management	Management
	Select Small-	Technology	VIP	Value Line 25
Operations	Cap Fund	Sector Fund	Fund	Fund
Net investment income (loss)	$ (2,548)	$ (46)	$ 3,036	$ (1,001)
Net realized gain on:
Investments	67,981	1,391	11,554	44,052
Foreign currency related items	-	-	37	-
Net change in unrealized appreciation or
depreciation on:
Investments	(7,724)	2,736	27,597	(48,250)
Foreign currency related items	-	-	3	-
Net increase (decrease) in net assets
from operations	57,709	4,081	42,227	(5,199)

Distribution to shareholders
From net investment income
Class A	-	-	(906)	-
Class B	-	-	(3)	-
From net realized gains on
investment transactions
Class A	-	(152)	(917)	-
Class B	-	-	(3)	-
Total distributions to shareholders	-	(152)	(1,829)	-

Share transactions¹
Proceeds from the sale of shares
Class A	256,908	42,878	227,515	631,472
Class B	128	35	840	-
Proceeds in connection with acquisition
Class A	20,093	-	-	-
Class B	-	-	-	-
Reinvestment of distributions
Class A	-	152	1,823	-
Class B	-	-	6	-
Cost of shares redeemed
Class A	(159,456)	(31,311)	(74,580)	(255,593)
Class B	-	(22)	(406)	-
Net increase (decrease) in net assets
from share transactions	117,673	11,732	155,198	375,879

Net increase (decrease) in net assets	175,382	15,661	195,596	370,680

Net assets beginning of period	546,818	47,343	235,948	451,861

Net assets end of period	$ 722,200	$ 63,004	$ 431,544	$ 822,541

Undistributed (excess of distributions over)
net investment income (loss)	$ 34	$ -	$ 3,075	$ -

¹Share transactions
Shares sold
Class A	11,448	6,552	18,170	40,690
Class B	6	5	68	-
Shares issued in connection with acquisition
Class A	843	-	-	-
Class B	-	-	-	-
Reinvestment of distributions
Class A	-	22	134	-
Class B	-	-	-	-
Shares redeemed
Class A	(7,104)	(4,911)	(5,946)	(16,667)
Class B	-	(3)	(32)	-
Net increase (decrease)
Class A	5,187	1,663	12,358	24,023

Class B	6	2	36	-
Purchases and sales of investment
securities (excluding short-term
securities):
Purchases of securities	$ 676,337	$ 30,937	$ 335,084	$ 748,054
Proceeds from sales of securities	575,466	18,715	175,654	360,341

See Notes to the Financial Statements.

JNL Variable Funds
Statements of Changes in Net Assets (in thousands)
For the Year Ended December 31, 2005
	JNL Variable Fund LLC

	JNL/Mellon	JNL/Mellon	JNL/Mellon Capital	JNL/Mellon	JNL/Mellon	JNL/Mellon	JNL/Mellon
	Capital	Capital	Management	Capital	Capital	Capital	Capital
	Management	Management	Consumer	Management	Management	Management	Management
	25	Communications	Brands Sector	Financial	Global 15	Healthcare	JNL 5
Operations	Fund	Sector Fund	Fund	Sector Fund	Fund	Sector Fund	Fund
Net investment income (loss)	$ 10,726	$ 569	$ 18	$ 681	$ 17,008	$ 393	$ 9,381
Net realized gain (loss) on:
Investments	40,596	706	232	331	38,633	1,025	919
Foreign currency related items	-	-	-	-	(100)	-	(24)
Net change in unrealized appreciation or
(depreciation) on:
Investments	(63,172)	(1,195)	(609)	1,046	2,044	2,930	66,488
Foreign currency related items	-	-	-	-	4	-	(23)
Net increase (decrease) in net assets
from operations	(11,850)	80	(359)	2,058	57,589	4,348	76,741

Distribution to shareholders
From net investment income
Class A	-	(301)	(19)	(424)	-	(219)	(5)
Class B	-	(3)	-	(1)	-	(1)	-
From net realized gains on
investment transactions
Class A	-	(1,176)	(434)	(178)	-	(345)	(294)
Class B	-	(10)	(3)	(1)	-	(1)	(1)
Total distributions to shareholders	-	(1,490)	(456)	(604)	-	(566)	(300)

Share transactions¹
Proceeds from the sale of shares
Class A	275,095	10,305	10,206	21,229	296,245	57,700	1,220,806
Class B	-	107	101	133	-	153	2,581
Proceeds in connection with acquisition
Class A	-	-	-	-	-	-	7,836
Class B	-	-	-	-	-	-	-
Reinvestment of distributions
Class A	-	1,477	453	602	-	564	299
Class B	-	13	3	2	-	2	1
Cost of shares redeemed
Class A	(127,110)	(14,156)	(6,359)	(14,004)	(109,567)	(31,431)	(128,558)
Class B	-	(6)	(3)	(10)	-	(12)	(246)
Net increase (decrease) in net assets
from share transactions	147,985	(2,260)	4,401	7,952	186,678	26,976	1,102,719

Net increase (decrease) in net assets	136,135	(3,670)	3,586	9,406	244,267	30,758	1,179,160

Net assets beginning of period	411,674	17,313	15,133	29,330	395,405	48,654	87,571

Net assets end of period	$ 547,809	$ 13,643	$ 18,719	$ 38,736	$ 639,672	$ 79,412	$ 1,266,731

Undistributed (excess of distributions over)
net investment income	$ -	$ 569	$ 19	$ 662	$ -	$ 393	$ 9,356

¹Share transactions
Shares sold
Class A	21,912	2,147	895	1,621	22,911	4,745	107,194
Class B	-	23	8	11	-	13	225
Shares issued in connection with acquisition
Class A	-	-	-	-	-	-	739
Class B	-	-	-	-	-	-	-
Reinvestment of distributions
Class A	-	331	40	44	-	45	24
Class B	-	3	-	-	-	-	-
Shares redeemed
Class A	(10,142)	(2,940)	(558)	(1,085)	(8,419)	(2,600)	(11,315)
Class B	-	(1)	-	(1)	-	(1)	(21)

Net increase (decrease)
Class A	11,770	(462)	377	580	14,492	2,190	96,642
Class B	-	25	8	10	-	12	204
Purchases and sales of investment
securities (excluding short-term
securities):
Purchases of securities	$ 473,481	$ 8,548	$ 6,121	$ 13,395	$ 402,700	$ 39,479	$ 1,163,338
Proceeds from sales of securities	321,543	11,551	2,566	4,362	204,114	12,073	72,824

See Notes to the Financial Statements.

JNL Variable Funds
Statements of Changes in Net Assets (in thousands)
For the Year Ended December 31, 2005
JNL Variable Fund LLC

	JNL/Mellon	JNL/Mellon	JNL/Mellon	JNL/Mellon	JNL/Mellon	JNL/Mellon	JNL/Mellon	JNL/Mellon
	Capital	Capital	Capital	Capital	Capital	Capital	Capital	Capital
	Management	Management	Management	Management	Management	Management	Management	Management
	Nasdaq 15	Oil & Gas	Select Small-	Technology	Dow 10	S&P 10	Value Line 25	VIP
Operations	Fund	Sector Fund	Cap Fund	Sector Fund	Fund	Fund	Fund	Fund
Net investment income (loss)	$ (24)	$ 1,040	$ (1,386)	$ (56)	$ 17,249	$ (183)	$ (205)	$ 923
Net realized gain (loss) on:
Investments	405	13,463	16,457	(770)	7,542	41,389	2,132	804
Foreign currency related items	-	-	-	-	-	-	-	(13)
Net change in unrealized appreciation or
depreciation on:
Investments	731	16,133	30,133	1,441	(50,443)	125,512	70,803	14,929
Foreign currency related items	-	-	-	-	-	-	-	(2)
Net increase (decrease) in net assets
from operations	1,112	30,636	45,204	615	(25,652)	166,718	72,730	16,641

Distribution to shareholders
From net investment income
Class A	-	(303)	-	(493)	-	-	-	-
Class B	-	(1)	-	(2)	-	-	-	-
From net realized gains on
investment transactions
Class A	-	(3,738)	-	(121)	-	-	-	(680)
Class B	-	(5)	-	-	-	-	-	(2)
Total distributions to shareholders	-	(4,047)	-	(616)	-	-	-	(682)

Share transactions¹
Proceeds from the sale of shares
Class A	38,773	195,680	243,700	32,315	263,242	303,368	399,082	230,913
Class B	-	255	-	138	-	-	-	560
Proceeds in connection with acquisition
Class A	-	-	-	-	-	-	-	-
Class B	-	-	-	-	-	-	-	-
Reinvestment of distributions
Class A	-	4,041	-	614	-	-	-	680
Class B	-	6	-	2	-	-	-	2
Cost of shares redeemed
Class A	(6,833)	(105,392)	(98,316)	(22,741)	(120,368)	(136,775)	(53,006)	(34,311)
Class B	-	(34)	-	(14)	-	-	-	(90)
Net increase (decrease) in net assets
from share transactions	31,940	94,556	145,384	10,314	142,874	166,593	346,076	197,754

Net increase (decrease) in net assets	33,052	121,145	190,588	10,313	117,222	333,311	418,806	213,713

Net assets beginning of period	9,087	60,917	356,230	37,030	429,834	361,518	33,055	22,235

Net assets end of period	$ 42,139	$ 182,062	$ 546,818	$ 47,343	$ 547,056	$ 694,829	$ 451,861	$ 235,948

Undistributed (excess of distributions over)
net investment income	$ -	$ 1,040	$ -	$ -	$ -	$ -	$ -	$ 912

¹Share transactions
Shares sold
Class A	3,739	8,356	12,179	5,348	26,650	23,889	29,426	20,332
Class B	-	10	-	24	-	-	-	49
Shares issued in connection with acquisition
Class A	-	-	-	-	-	-	-	-
Class B	-	-	-	-	-	-	-	-
Reinvestment of distributions
Class A	-	160	-	96	-	-	-	56
Class B	-	-	-	-	-	-	-
Shares redeemed
Class A	(660)	(4,534)	(4,871)	(3,891)	(12,202)	(10,479)	(3,923)	(3,014)
Class B	-	(1)	-	(2)	-	-	-	(8)
Net increase (decrease)

Class A	3,079	3,982	7,308	1,553	14,448	13,410	25,503	17,374
Class B	-	9	-	22	-	-	-	41
Purchases and sales of investment
securities (excluding short-term
securities):
Purchases of securities	$ 39,320	$ 138,153	$ 476,420	$ 22,555	$ 274,323	$ 523,584	$ 377,081	$ 219,586
Proceeds from sales of securities	8,629	42,185	313,293	11,766	108,040	352,413	34,379	24,029

See Notes to the Financial Statements.

JNL Variable Funds
Financial Highlights

		Increase (Decrease) from				Distributions from						Ratio of Net
	Net Asset	Investment Operations (d)				Net Realized		Supplemental Data			Ratio of	Investment
	Value	Net	Net Realized	Total from	Distributions from	Gains on	Net Asset		Net Assets,		Expenses to	Income (Loss)
Period	Beginning	Investment	& Unrealized	Investment	Net Investment	Investment	Value, End	Total	End of Period	Portfolio	Average Net	to Average
Ended	of Period	Income (Loss)	Gains (Losses)	Operations	Income	Transactions	of Period	Return (b)	(in thousands)	Turnover	Assets (c)	Net Assets (c)
JNL/Mellon Capital Management 25 Fund

Class A
12/31/2006	$12.59	$0.26	$1.28	$1.54	$ -	$ -	$14.13	12.23%	$732,813	53%	0.65%	1.93%
12/31/2005	12.97	0.21	(0.59)	(0.38)	-	-	12.59	(2.93)	547,809	68	0.65	2.25
12/31/2004	10.64	0.02	2.31	2.33	-	-	12.97	21.90	411,674	42	0.67	1.74
12/31/2003	8.01	0.12	2.51	2.63	-	-	10.64	32.83	164,658	33	0.81	4.11
12/31/2002	9.07	(0.10)	(0.96)	(1.06)	-	-	8.01	(11.69)	37,479	36	0.82	2.05

Class B
05/01(a) - 12/31/2006	13.41	0.19	0.54	0.73	-	-	14.14	5.44	340	53	0.45	2.12

JNL/Mellon Capital Management Communications Sector Fund

Class A
12/31/2006	4.44	0.12	1.48	1.60	(0.06)	(0.10)	5.88	36.12	55,926	117	0.75	2.18
12/31/2005	4.93	0.21	(0.16)	0.05	(0.11)	(0.43)	4.44	0.96	13,529	56	0.73	3.71
12/31/2004	4.19	0.09	0.65	0.74	-	-	4.93	17.67	17,306	48	0.74	2.33
12/31/2003	3.15	0.02	1.02	1.04	-	-	4.19	33.02	8,244	149	0.91	0.46
12/31/2002	5.79	0.01	(2.65)	(2.64)	-	-	3.15	(45.60)	6,104	51	0.89	0.15

Class B
12/31/2006	4.40	0.12	1.49	1.61	(0.12)	(0.10)	5.79	36.68	178	117	0.55	2.32
12/31/2005	4.88	0.22	(0.16)	0.06	(0.11)	(0.43)	4.40	1.18	114	56	0.53	4.35
03/05(a)-12/31/2004	4.65	0.06	0.23	0.29	(0.06)	-	4.88	6.29	7	48	0.50	2.78

JNL/Mellon Capital Management Consumer Brands Sector Fund

Class A
12/31/2006	11.22	0.05	1.46	1.51	(0.01)	(0.18)	12.54	13.44	23,575	23	0.75	0.42
12/31/2005	11.79	0.01	(0.29)	(0.28)	(0.01)	(0.28)	11.22	(2.41)	18,615	16	0.73	0.11
12/31/2004	10.71	0.02	1.06	1.08	-	-	11.79	10.08	15,128	47	0.74	0.14
12/31/2003	8.86	0.08	1.77	1.85	-	-	10.71	20.88	10,764	168	0.91	0.72
12/31/2002	9.42	0.02	(0.58)	(0.56)	-	-	8.86	(5.94)	9,466	29	0.89	0.39

Class B
12/31/2006	11.27	0.07	1.48	1.55	(0.03)	(0.18)	12.61	13.71	120	23	0.55	0.62
12/31/2005	11.81	0.04	(0.29)	(0.25)	(0.01)	(0.28)	11.27	(2.15)	104	16	0.52	0.32
03/05(a)-12/31/2004	11.14	0.03	0.64	0.67	-	-	11.81	6.01	5	47	0.51	0.48

JNL/Mellon Capital Management Dow 10 Fund

Class A
12/31/2006	9.81	0.38	2.52	2.90	-	-	12.71	29.56	847,894	8	0.67	3.41
12/31/2005	10.40	0.20	(0.79)	(0.59)	-	-	9.81	(5.67)	547,056	23	0.68	3.60
12/31/2004	10.11	0.09	0.20	0.29	-	-	10.40	2.87	429,834	27	0.67	3.17
12/31/2003	8.04	0.03	2.04	2.07	-	-	10.11	25.75	229,090	25	0.81	3.10
12/31/2002	8.92	0.01	(0.89)	(0.88)	-	-	8.04	(9.87)	80,821	22	0.83	2.92

JNL/Mellon Capital Management Dow Dividend Fund
Class A
01/17(a) -12/31/2006	10.00	0.29	1.70	1.99	-	-	11.99	19.90	278,522	5	0.70	2.74

(a) Commencement of operations.
(b) Total Return is not annualized for periods less than one year and does not reflect payment of the expenses that apply to the variable accounts or any annuity charges.
(c) Annualized for periods less than one year.
(d) Calculated using the average shares method for the year ended December 31, 2006.

JNL/Mellon Capital Management Financial Sector Fund

Class A
12/31/2006	$13.71	$0.29	$2.27	$2.56	$(0.15)	$(0.10)	$16.02	18.68%	$68,536	27%	0.75%	1.99%
12/31/2005	13.12	0.20	0.60	0.80	(0.15)	(0.06)	13.7	6.11	38,586	13	0.73	2.10
12/31/2004	11.57	0.19	1.37	1.56	(0.01)	-	13.1	13.48	29,318	5	0.74	1.88
12/31/2003	8.68	0.11	2.78	2.89	-	-	11.57	33.30	17,965	162	0.91	1.06
12/31/2002	10.10	0.07	(1.49)	(1.42)	-	-	8.68	(14.06)	14,184	25	0.89	0.70

Class B
12/31/2006	13.62	0.32	2.27	2.59	(0.18)	(0.10)	15.93	18.99	187	27%	0.55	2.18
12/31/2005	13.01	0.22	0.60	0.82	(0.15)	(0.06)	13.62	6.32	150	13	0.52	2.26
03/05(a)-12/31/2004	12.50	0.15	0.50	0.65	(0.14)	-	13.01	5.21	12	5	0.52	2.24

JNL/Mellon Capital Management Global 15 Fund

Class A
12/31/2006	14.06	0.64	5.00	5.64	-	-	19.70	40.11	1,121,001	36	0.70	3.87
12/31/2005	12.76	0.26	1.04	1.30	-	-	14.06	10.19	639,672	41	0.71	3.40
12/31/2004	9.96	0.13	2.67	2.80	-	-	12.76	28.11	395,405	16	0.72	3.24
12/31/2003	7.48	(0.22)	2.70	2.48	-	-	9.96	33.16	141,388	29	0.86	3.44
12/31/2002	8.68	(0.39)	(0.81)	(1.20)	-	-	7.48	(13.82)	30,501	20	0.88	3.59

JNL/Mellon Capital Management Healthcare Sector Fund

Class A
12/31/2006	12.47	0.09	0.68	0.77	(0.06)	(0.29)	12.89	6.19	86,404	22	0.73	0.74
12/31/2005	11.67	0.04	0.85	0.89	(0.03)	(0.06)	12.47	7.61	79,231	20	0.72	0.64
12/31/2004	11.28	0.05	0.34	0.39	-	-	11.67	3.46	48,625	7	0.74	0.58
12/31/2003	8.79	(0.03)	2.52	2.49	-	-	11.28	28.33	23,634	145	0.91	0.27
12/31/2002	12.67	(0.03)	(3.85)	(3.88)	-	-	8.79	(30.62)	18,280	44	0.89	(0.28)

Class B
12/31/2006	12.46	0.12	0.68	0.80	(0.06)	(0.29)	12.91	6.45	236	22	0.53	0.94
12/31/2005	11.64	0.07	0.84	0.91	(0.03)	(0.06)	12.46	7.80	181	20	0.51	0.82
03/05(a)-12/31/2004	11.89	0.05	(0.25)	(0.20)	(0.05)	-	11.64	(1.71)	29	7	0.53	0.81

JNL/Mellon Capital Management JNL 5 Fund

Class A
12/31/2006	12.08	0.25	2.03	2.28	(0.04)	(0.01)	14.31	18.82	3,739,161	32	0.64	1.87
12/31/2005	10.91	0.09	1.08	1.17	-	-	12.08	10.75	1,264,000	13	0.65	1.69
10/04(a)-12/31/2004	10.00	0.03	0.91	0.94	(0.03)	-	10.91	9.37	87,331	9	0.72	2.44

Class B
12/31/2006	12.10	0.28	2.02	2.30	(0.04)	(0.01)	14.35	18.99	7,127	32	0.44	2.08
12/31/2005	10.91	0.11	1.08	1.19	-	-	12.10	10.93	2,731	13	0.45	1.85
10/04(a)-12/31/2004	10.00	0.04	0.90	0.94	(0.03)	-	10.91	9.44	240	9	0.51	2.20

(a) Commencement of operations.
(b) Total Return is not annualized for periods less than one year and does not reflect payment of the expenses that apply to the variable accounts or any annuity charges.
(c) Annualized for periods less than one year.
(d) Calculated using the average shares method for the year ended December 31, 2006.

JNL/Mellon Capital Management JNL Optimized 5 Fund

Class A
05/01(a) - 12/31/2006	$10.00	$0.08	$0.75	$0.83	$(0.04)	$0.00	(e)	$ 10.79	8.34%	$94,219	2%	0.76%	1.19%

Class B
05/01(a) - 12/31/2006	10.00	0.11	0.73	0.84	(0.05)	0.00	(e)	10.79	8.46	378	2%	0.55	1.58

JNL/Mellon Capital Management Nasdaq 15 Fund

Class A
12/31/2006	10.76	(0.07)	0.57	0.50	-	-		11.26	4.65	65,366	91	0.76	(0.67)
12/31/2005	10.87	-	(0.11)	(0.11)	-	-		10.76	(1.01)	42,139	38	0.76	(0.10)
10/04(a)-12/31/2004	10.00	-	0.87	0.87	-	-		10.87	8.70	9,087	59	0.76	(0.24)

JNL/Mellon Capital Management Oil & Gas Sector Fund

Class A
12/31/2006	25.21	0.23	5.02	5.25	(0.11)	(1.36)		28.99	20.79	300,626	37	0.68	0.83
12/31/2005	18.84	0.09	6.84	6.93	(0.04)	(0.52)		25.21	36.79	181,807	34	0.68	0.82
12/31/2004	14.13	0.09	4.62	4.71	-	-		18.84	33.33	60,910	44	0.73	0.90
12/31/2003	10.72	0.08	3.33	3.41	-	-		14.13	31.81	9,136	141	0.91	0.65
12/31/2002	11.11	0.05	(0.44)	(0.39)	-	-		10.7	(3.51)	7,408	53	0.89	0.42

Class B
12/31/2006	25.31	0.28	5.05	5.33	(0.07)	(1.36)		29.21	21.05	607	37	0.49	0.98
12/31/2005	18.88	0.15	6.84	6.99	(0.04)	(0.52)		25.31	37.03	255	34	0.48	1.03
03/05(a)-12/31/2004	15.40	0.13	3.35	3.48	-	-		18.88	22.60	7	44	0.51	1.16

JNL/Mellon Capital Management S&P 10 Fund

Class A
12/31/2006	14.81	0.04	0.65	0.69	-	-		15.50	4.66	803,010	68	0.65	0.24
12/31/2005	10.79	(0.03)	4.05	4.02	-	-		14.81	37.26	694,829	67	0.66	(0.03)
12/31/2004	9.17	0.04	1.58	1.62	-	-		10.79	17.67	361,518	62	0.67	0.83
12/31/2003	7.71	0.02	1.44	1.46	-	-		9.17	18.94	155,143	49	0.81	0.69
12/31/2002	9.41	-	(1.70)	(1.70)	-	-		7.71	(18.07)	41,209	69	0.83	0.29

JNL/Mellon Capital Management S&P 24 Fund

Class A
05/01(a) - 12/31/2006	10.00	0.03	0.27	0.30	-	-		10.30	3.00	17,705	2	0.74	0.40

(a) Commencement of operations.
(b) Total Return is not annualized for periods less than one year and does not reflect payment of the expenses that apply to the variable accounts or any annuity charges.
(c) Annualized for periods less than one year.
(d) Calculated using the average shares method for the year ended December 31, 2006.
(e) Distributions of $0.00 represent amounts less than $0.005.

JNL/Mellon Capital Management Select Small-Cap Fund

Class A
12/31/2006	$21.73	$(0.09)	$2.15	$2.06	$ -	$ -	$23.79	9.48%	$722,069	91	0.65%	(0.40)%
12/31/2005	19.95	(0.06)	1.84	1.78	-	-	21.73	8.92	546,818	72	0.65	0.32
12/31/2004	17.72	-	2.23	2.23	-	-	19.95	12.58	356,230	74	0.67	0.03
12/31/2003	11.97	(0.05)	5.80	5.75	-	-	17.72	48.04	170,156	39	0.81	(0.12)
12/31/2002	14.54	0.11	(2.68)	(2.57)	-	-	11.97	(17.68)	38,583	63	0.83	1.02

Class B
05/01(a) - 12/31/2006	24.18	(0.03)	(0.34)	(0.37)	-	-	23.81	(1.53)	131	91	0.45	(0.19)

JNL/Mellon Capital Management Technology Sector Fund

Class A
12/31/2006	6.27	(0.01)	0.60	0.59	-	(0.02)	6.84	9.36	62,827	39	0.75	(0.10)
12/31/2005	6.20	(0.02)	0.17	0.15	(0.06)	(0.02)	6.27	2.43	47,194	30	0.73	(0.15)
12/31/2004	6.13	0.08	(0.01)	0.07	-	-	6.20	1.14	37,014	8	0.74	1.81
12/31/2003	4.22	(0.04)	1.95	1.91	-	-	6.13	45.26	20,434	156	0.91	(0.65)
12/31/2002	6.72	(0.03)	(2.47)	(2.50)	-	-	4.22	(37.20)	14,515	32	0.89	(0.80)

Class B
12/31/2006	6.30	0.01	0.59	0.60	-	(0.02)	6.88	9.47	177	39	0.55	0.10
12/31/2005	6.22	(0.10)	0.26	0.16	(0.06)	(0.02)	6.30	2.58	149	30	0.52	0.06
03/05(a) -12/31/2004	6.17	0.12	(0.07)	0.05	-	-	6.22	0.81	16	8	0.52	3.96

JNL/Mellon Capital Management VIP Fund

Class A
12/31/2006	12.15	0.12	1.35	1.47	(0.03)	(0.03)	13.56	12.08	430,362	53	0.69	0.92
12/31/2005	11.10	0.05	1.04	1.09	-	(0.04)	12.15	9.78	235,320	20	0.71	0.75
10/04(a)-12/31/2004	10.00	0.02	1.10	1.12	(0.02)	-	11.10	11.17	22,124	56	0.76	1.26

Class B
12/31/2006	12.17	0.14	1.36	1.50	(0.03)	(0.03)	13.61	12.34	1,182	53	0.49	1.12
12/31/2005	11.09	0.08	1.04	1.12	-	(0.04)	12.17	10.06	628	20	0.51	0.94
10/04(a)-12/31/2004	10.00	0.03	1.08	1.11	(0.02)	-	11.09	11.13	111	56	0.55	1.10

JNL/Mellon Capital Management Value Line 25 Fund

Class A
12/31/2006	15.92	(0.02)	(0.20)	(0.22)	-	-	15.70	(1.38)	822,541	55	0.79	(0.15)
12/31/2005	11.47	-	4.45	4.45	-	-	15.92	38.80	451,861	18	0.81	(0.11)
10/04(a)-12/31/2004	10.00	(0.01)	1.48	1.47	-	-	11.47	14.70	33,055	21	0.87	(0.52)

(a) Commencement of operations.
(b) Total Return is not annualized for periods less than one year and does not reflect payment of the expenses that apply to the variable accounts or any annuity charges.
(c) Annualized for periods less than one yea
(d) Calculated using the average shares method for the year ended December 31, 2006.

See Notes to the Financial Statements.

JNL Variable Funds

Notes to the Financial Statements

NOTE 1. ORGANIZATION

The JNL Variable Fund LLC is a limited liability companies organized under the laws of Delaware, by Operating Agreements dated February 11, 1999 as amended December 13, 2001. The funds comprising JNL Variable Fund LLC are registered with the U.S. Securities and Exchange Commission as non-diversified funds under the Investment Company Act of 1940, as amended. The JNL Variable Fund LLC includes the following eighteen (18) separate Funds, each subadvised by Mellon Capital Management Corp.: JNL/Mellon Capital Management 25 Fund, JNL/Mellon Capital Management Communications Sector Fund, JNL/Mellon Capital Management Consumer Brands Sector Fund, JNL/Mellon Capital Management DowSM 10 Fund, JNL/Mellon Capital Management DowSM Dividend Fund, JNL/Mellon Capital Management Financial Sector Fund, JNL/Mellon Capital Management Global 15 Fund, JNL/Mellon Capital Management Healthcare Sector Fund, JNL/Mellon Capital Management JNL 5 Fund, JNL/Mellon Capital Management JNL Optimized 5 Fund, JNL/Mellon Capital Management Nasdaq® 15 Fund, JNL/Mellon Capital Management Oil & Gas Sector Fund, JNL/Mellon Capital Management S&P® 10 Fund, JNL/Mellon Capital Management S&P® 24 Fund, JNL/Mellon Capital Management Select Small-Cap Fund, JNL/Mellon Capital Management Technology Sector Fund, JNL/Mellon Capital Management VIP Fund, and JNL/Mellon Capital Management Value Line® 25 Fund (collectively, "JNL Variable Funds").

The JNL/Mellon Capital Management 25 Fund, JNL/Mellon Capital Management Communications Sector Fund, JNL/Mellon Capital Management Consumer Brands Sector Fund, JNL/Mellon Capital Management Financial Sector Fund, JNL/Mellon Capital Management Healthcare Sector Fund, JNL/Mellon Capital Management JNL 5 Fund, JNL/Mellon Capital Management JNL Optimized 5 Fund, JNL/Mellon Capital Management Oil & Gas Sector Fund, JNL/Mellon Capital Management Select Small-Cap Fund, JNL/Mellon Capital Management Technology Sector Fund, and JNL/Mellon Capital Management VIP Fund are regulated investment Companies (The “RIC Funds”) and offer Class A and Class B shares. The two classes differ principally in applicable 12b-1 fees. Shareholders bear the common expenses of each Fund and earn income and realized gains/losses from each Fund pro rata based on the average daily net assets of each class, without discrimination between share classes. No class has preferential dividend rights.

Jackson National Asset Management, LLC ("JNAM"), a wholly-owned subsidiary of Jackson National Life Insurance Company ("Jackson National"), serves as investment adviser ("Adviser") to each of the Funds. Shares are presently offered to Jackson National and their separate accounts to fund the benefits of variable annuity and variable life policies. Shares are also sold to qualified plans and the JNL/S&P Funds.

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by each Fund in the preparation of its financial statements.

Use of Estimates - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Security Valuation - The net asset value shall be determined as of the close of trading (generally, 4:00 PM Eastern Time) on each day the New York Stock Exchange (“NYSE”) is open for trading. Stocks not listed on a national or foreign stock exchange are valued at the closing bid price on the over-the-counter market. Pursuant to procedures adopted by the Board of Managers (“Board”), the Funds may utilize international Fair Value Pricing (“FVP”). FVP determinations are made in good faith in accordance with these procedures. If a development or event is so significant that there is a reasonably high degree of certainty that the effect of the development or event has actually caused the closing price to no longer reflect the actual value, the closing prices, as determined at the close of the applicable foreign market, may be adjusted to reflect the fair value of the affected foreign securities as of the close of the NYSE. Significant events include material movements in the U.S. securities markets prior to the opening of foreign markets on the following trading day. FVP results in an estimated price that reasonably reflects the current market conditions in order to value the Fund holdings such that shareholder transactions receive a fair net asset value. A security for which no quotations are readily available or is not reflective of the value of such security because of the occurrence of a significant event, as defined in the Board approved procedures, shall be “fair valued” pursuant to the approved procedures. In general, the “fair value” of a security shall be the amount the owner of such security might reasonably expect to receive upon its current sale.

Security Transactions and Investment Income - Security transactions are recorded on the trade date. Dividend income, net of applicable withholding taxes, is recorded on the ex-dividend date. Interest income is accrued daily. Realized gains and losses are determined on the specific identification basis.

Foreign Securities - Investing in securities of foreign companies and foreign governments involves special risks and considerations not typically associated with investing in U.S. companies and the U.S. Government. These risks include revaluation of currencies and future adverse political and economic developments. Moreover, securities of many foreign companies and foreign governments and their markets may be less liquid and their prices more volatile than those of securities of comparable U.S. companies and the U.S. Government.

Foreign Currency Translations - The accounting records of each Fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars generally using exchange rates in effect as of 4:00 p.m. Eastern Standard Time. Purchases and sales of investment securities, income receipts, and expense payments are translated into U.S. dollars at the exchange rates prevailing on the respective dates of such transactions. The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of foreign securities. Such fluctuations are included in net realized gain (loss) on investments and net change in unrealized appreciation or depreciation on investments, respectively. Net realized gains and losses on foreign currency related items are considered ordinary income for tax purposes and arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest, and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually received or paid, and the realized gains or losses resulting from portfolio and transaction hedges. Net change in unrealized appreciation or depreciation on foreign currency related items arises from changes in the fair value of assets and liabilities, other than investments in securities, at period end resulting from changes in exchange rates.

Forward Foreign Currency Contracts - A Fund may enter into forward foreign currency contracts ("contracts"), generally to hedge foreign currency exposure between trade date and settlement date on security purchases and sales or to minimize foreign currency risk on portfolio securities denominated in foreign currencies. All contracts are marked-to-market daily based on the forward currency exchange rate. The change in market value is recorded as a receivable or payable from forward currency contracts. When a contract is closed, the difference between the value of the contract at the time it was opened and the value at the time it was closed is recorded as net realized gain (loss) on foreign currency related items.

JNL Variable Funds

Notes to the Financial Statements (continued)

The use of forward foreign currency exchange contracts does not eliminate fluctuations in the underlying prices of the Funds' portfolio securities, but it does establish a rate of exchange that can be achieved in the future. These forward foreign currency contracts involve market risk in excess of the receivable or payable related to foreign currency contracts reflected in the Statements of Assets and Liabilities. Although contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. Additionally, the Fund could be exposed to the risk of a previously hedged position becoming unhedged if the counterparty to a contract is unable to meet the terms of the contract.

Securities Loaned - The JNL Variable Funds have entered into a securities lending arrangement with the custodian. Under the terms of the agreement, each Fund receives a fee equal to a percentage of the net income generated by the collateral held during each lending transaction, the custodian is authorized to loan securities on behalf of the Funds to approved borrowers and is required to maintain collateral at least equal in value to the value of the securities loaned. Cash collateral is invested by the custodian in the Mellon GSL Delaware Business Trust Collateral Fund (a pooled investment fund approved by the Adviser). In the event of bankruptcy or other default of the borrower, the Fund could experience delays in liquidating the loan collateral or recovering the loaned securities and incur expenses related to enforcing its rights. In addition, there could be a decline in the value of the collateral or in the fair value of the securities loaned while the Fund seeks to enforce its rights thereto and the Fund could experience subnormal levels of income or lack of access to income during that period. The Funds bear the risk of any deficiency in the amount of collateral available for return to a borrower due to a loss in an approved investment.

Distributions to Shareholders - The RIC Funds generally declare and pay dividends from net investment income annually, but may do so more frequently to avoid excise tax. Distributions of net realized capital gains, if any, will be distributed at least annually. For all other Funds, no distributions of net investment income or realized capital gains are required; therefore, undistributed net investment income and accumulated net realized gains are reclassed to capital on a semi-annual basis. These Funds reclass undistributed (excess of distributions over) net investment income (loss) and accumulated net realized gain (loss) into paid-in capital, reflected on the Statements of Assets and Liabilities.

Federal Income Taxes - The JNL Variable Funds (except for the RIC Funds) are limited liability companies with each of their interests owned by a single interest: Jackson National Separate Account-I. Accordingly, the JNL Variable Funds are not considered separate entities for income tax purposes, and therefore, are taxed as part of the operations of Jackson National and are not taxed separately. Effective May 1, 2006, JNL/Mellon Capital Management 25 Fund and JNL/Mellon Capital Management Select Small-Cap Fund elected to be taxed as a corporation. The policy of the RIC Fund is to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute income in amounts that will avoid federal income or excise taxes. The RIC Funds periodically make reclassifications among certain of its capital accounts as a result of the recognition and characterization of certain income and capital gain distributions determined annually in accordance with federal tax regulations which may differ from accounting principles generally accepted in the United States of America. Under current tax law, interest and dividend income and capital gains of the JNL Variable Funds are not currently taxable when left to accumulate within a variable annuity contract.

NOTE 3. INVESTMENT ADVISORY FEES AND TRANSACTIONS WITH AFFILIATES

Each Fund has an investment advisory agreement with JNAM whereby JNAM provides investment management and transfer agency services. Each Fund pays JNAM an annual investment advisory fee, computed daily and payable monthly, based on a specified percentage of the average daily net assets of each Fund. A portion of the investment advisory fee is paid to Mellon Capital Management Corp. as compensation for their sub-advisory services. The following is a schedule of the fees each Fund is currently obligated to pay JNAM:

Assets	Fees
$0 to $50 million	0.37%
$50 million to $100 million	0.31%
$100 million to $750 million	0.28%
Over $750 million	0.27%

Administrative Fee - In addition to the investment advisory fee, each Fund pays JNAM an annual Administrative Fee, accrued daily and payable monthly, of 0.15% of the average daily net assets of each Fund, except for JNL/Mellon Capital Management Global 15 Fund which pays JNAM an annual Administrative Fee of 0.20% of its average daily net assets.

In return for the fee, JNAM provides or procures all necessary administrative functions and services for the operations of each Fund. In accordance with the Administration Agreement, JNAM is responsible for payment of expenses related to legal, audit, fund accounting, transfer agency, custody, printing and mailing and all other services necessary for the operation of the JNL Variable Funds and each separate Fund. Each Fund is responsible for trading expenses including brokerage commissions, interest and taxes, other non-operating expenses, licensing costs, directors and officers insurance, the fees and expenses of the disinterested Managers and independent legal counsel to the disinterested Managers and a majority of the cost associated with the Chief Compliance Officer.

12b-1 Fee - The Funds have adopted a Distribution Plan under the provisions of Rule 12b-1 for the purpose of reimbursement of certain distribution and related service expenses from the sale and distribution of each Fund's Class A shares (through the sale of variable insurance products funded by the JNL Variable Funds). Jackson National Life Distributors, LLC ("JNLD") is the principal underwriter of the Funds, with responsibility for promoting sales of their shares. JNLD also is the principal underwriter of the variable insurance products issued by Jackson National and its subsidiaries. JNLD is a wholly-owned subsidiary of Jackson National. The maximum 12b-1 fee allowed shall be 0.20% of the average daily net assets attributable to the Class A shares. Amounts charged pursuant to the Distribution Plan are reflected in the Statements of Operations as "12b-1 fees (Class A)".

Deferred Compensation Plan - The Funds have adopted a Deferred Compensation Plan whereby non-interested Managers may defer the receipt of their compensation. Deferred amounts are credited at a 5% rate of return. Liabilities related to deferred balances are included in Managers’ fees payable in the Statements of Assets and Liabilities. Expense associated with deferred balances is included in Managers’ fees in the Statement of Operations.

Investments in affiliates - During the period ended December 31, 2006, certain Funds invested in a money market fund for temporary purposes, which is advised by JNAM. Certain Funds participating in securities lending receive cash collateral, which is invested by the custodian in the Mellon GSL Delaware Business Trust Collateral Fund (a

JNL Variable Funds

Notes to the Financial Statements (continued)

pooled fund approved by JNAM) which may be considered affiliated with the Fund. The JNL/Mellon Capital Management Financial Sector Fund invested in Mellon Financial Corp., the parent company of its subadvisor. The total market value and cost of such affiliated investments is disclosed separately in the Statements of Assets and Liabilities, and the associated income is disclosed separately in the Statements of Operations.

NOTE 4. FEDERAL INCOME TAX MATTERS

The following represents capital and/or currency losses (in thousands) realized after October 31, 2006, which were deferred for tax purposes to the first day of the following fiscal year:

Amount
JNL/Mellon Capital Management Communications Sector Fund	$153
JNL/Mellon Capital Management VIP Fund	447

Permanent differences between book and tax basis reporting for the 2006 fiscal year have been identified and appropriately reclassified as indicated below (in thousands). To the extent there are differences between book-basis and federal tax-basis which are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax- basis treatment; temporary differences do not require reclassification. Permanent differences may include but are not limited to: foreign currency reclassifications, reclassifications on the sale of PFIC or REIT securities, net operating losses and distribution adjustments. These reclassifications have no impact on net assets.

	Net Increase (Decrease)
	Undistributed	Accumulated
	Net Investment	Net Realized	Paid- in
	Income	Gain/Loss	Capital
JNL/Mellon Capital Management Financial Sector Fund	$(46)	$46	$-
JNL/Mellon Capital Management JNL 5 Fund	240	(240)	-
JNL/Mellon Capital Management JNL Optimized 5 Fund	8	(8)	-
JNL/Mellon Capital Management Select Small-Cap Fund	2,582	(2,582)	-
JNL/Mellon Capital Management Technology Sector Fund	46	(46)
JNL/Mellon Capital Management VIP Fund	36	(36)	-

As of December 31, 2006, the components of distributable earnings on a tax-basis and the federal tax cost of investments are listed in the following table (in thousands). Net investment income, net realized gains, and unrealized appreciation (depreciation) may differ for financial statement and tax purposes primarily because of the recognition of certain foreign currency gains as ordinary income for tax purposes; the realization for tax purposes of unrealized gains on certain forward foreign currency or futures contracts; treatment of gains or losses for tax purposes on investments in passive foreign investment companies (“PFICs”); the differences in book and tax treatment of Real Estate Investment Trusts (“REIT”); and the tax deferral of losses on wash sale transactions.

The tax character of the distributions paid during the period ended December 31, 2006, were as follows (in thousands):

JNL Variable Funds

Notes to the Financial Statements (continued)

The tax character of the distributions paid during the period ended December 31, 2005, were as follows (in thousands):

NOTE 5. FUND ACQUISITIONS

On April 29, 2006, the following acquisitions were accomplished by a tax-free exchange of shares pursuant to a plan of reorganization approved by the Board of Managers on January 27, 2006.

The aggregate net assets (in thousands) of the acquiring and acquired Funds immediately before the acquisition were as follows:

NOTE 6. RECENT ACCOUNTING PRONOUNCEMENTS

In July 2006, the Financial Accounting Standards Board (“FASB”) released FASB Interpretation No. 48 “Accounting for Uncertainty in Income Taxes” (“FIN 48”). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing each Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. The timeframe for the adoption of FIN 48 is required for the first financial statement reporting period for fiscal years beginning after December 15, 2006. At this time, management is evaluating the implications of FIN 48 and its impact in the financial statements has not yet been determined.

In September 2006, the FASB issued Statement on Financial Accounting Standards (“SFAS”) No. 157, “Fair Value Measurements.” This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007. The changes to current generally accepted accounting principles from the application of this Statement relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. Management is in the process of analyzing the impact of SFAS No. 157. The Fund does not believe the adoption of SFAS No. 157 will impact the financial statement amounts, however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements on changes in net assets for the period.

NOTE 7. SUBSEQUENT EVENTS

At a meeting on February 7, 2007, the Board of Managers voted to approve the merger of JNL/ Mellon Capital Management Dow 10 Fund (NY), JNL/ Mellon Capital Management S&P 10 Fund (NY), and JNL/ Mellon Capital Management Global 15 Fund (NY) from JNLNY Variable Fund I LLC into JNL/Mellon Capital Management JNL 5 Fund of JNL Variable Fund LLC. The merger is expected to be accomplished at the close of business on April 27, 2007, pursuant to Rule 17a-8 of the 1940 Act.

Report of Independent Registered Public Accounting Firm

To the Shareholders and Board of Managers of

JNL Variable Fund LLC:

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of each series within JNL Variable Fund LLC (the “Funds”) as listed in Note 1 of the financial statements as of December 31, 2006, and the related statements of operations for the year or period then ended, the statements of changes in net assets for each of the years or periods in the two-year period then ended, and the financial highlights for each of the years or periods in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2006, by correspondence with the custodian and brokers, or by other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each series within JNL Variable Fund LLC as listed in Note 1 of the financial statements as of December 31, 2006, the results of their operations for the year or period then ended, the changes in their net assets for each of the years or periods in the two-year period then ended, and the financial highlights for each of the years or periods in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.

Our audits were conducted for the purpose of forming an opinion on the basic financial statements taken as a whole. The schedule of investments in securities as of December 31, 2006 appearing in Item 6 of this Form N-CSR is presented for the purpose of additional analysis and is not a required part of the basic financial statements. This additional information is the responsibility of the Company’s management. Such information has been subjected to the auditing procedures applied in our audit of the basic financial statements and, in our opinion, is fairly stated in all material respects in relation to the basic financial statements taken as a whole.

/s/ KPMG LLP

Chicago, Illinois

February 26, 2007

Disclosure of Fund Expenses (Unaudited)

Shareholders incur ongoing costs, which include costs for portfolio management, administrative services, 12b-1 fees (Class A shares) and other daily operating expenses. Operating expenses such as these are deducted from the Fund's gross income and directly reduce the final investment return. These expenses are expressed as a percentage of the Fund's average net assets; this percentage is known as the Fund's expense ratio. The examples below use the expense ratio and are intended to help the investor understand the ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

Actual Fund Return. This section provides information about the actual account values and actual expenses incurred by the Fund. Use the information in this section, together with the amount invested, to estimate the expenses paid over the period. Simply divide the account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses paid During Period" to estimate the expenses paid during this period.

Hypothetical 5% Return. The information in this section can be used to compare each Fund's costs with those of other mutual Funds. It assumes that the Fund had an annual 5% return before expenses during the year, but that the expense ratio for the period is unchanged. This example is useful in making comparisons because the U.S. Securities and Exchange Commission requires all mutual Funds to make the 5% calculation.

Actual Fund Return				Hypothetical 5% Return
Beginning	Ending		Expenses	Beginning	Ending		Expenses
Account	Account	Annualized	Paid	Account	Account	Annualized	Paid
Value	Value	Expense	During	Value	Value	Expense	During
6/30/2006	12/31/2006	Ratios	Period	6/30/2006	12/31/2006	Ratios	Period

JNL/Mellon Capital Management 25 Fund
Class A	$ 1,000.00	$1,065.60	0.65%	$ 3.41	$1,000.00	$ 1,021.91	0.65%	$ 3.34
Class B	1,000.00	1,066.40	0.44	2.27	1,000.00	1,023.01	0.44	2.23
JNL/Mellon Capital Management Communications Sector Fund
Class A	1,000.00	1,178.10	0.75	4.14	1,000.00	1,021.41	0.75	3.84
Class B	1,000.00	1,179.20	0.56	3.05	1,000.00	1,022.41	0.56	2.83
JNL/Mellon Capital Management Consumer Brands Sector Fund
Class A	1,000.00	1,113.50	0.75	4.02	1,000.00	1,021.41	0.75	3.84
Class B	1,000.00	1,115.30	0.56	2.96	1,000.00	1,022.41	0.56	2.83
JNL/Mellon Capital Management Dow 10 Fund
Class A	1,000.00	1,168.20	0.67	3.69	1,000.00	1,021.81	0.67	3.44
JNL/Mellon Capital Management Dow Dividend Fund
Class A	1,000.00	1,135.40	0.69	3.74	1,000.00	1,021.71	0.69	3.54
JNL/Mellon Capital Management Financial Sector Fund
Class A	1,000.00	1,144.30	0.75	4.07	1,000.00	1,021.41	0.75	3.84
Class B	1,000.00	1,145.30	0.56	3.00	1,000.00	1,022.41	0.56	2.83
JNL/Mellon Capital Management Global 15 Fund
Class A	1,000.00	1,232.80	0.69	3.91	1,000.00	1,021.71	0.69	3.54
JNL/Mellon Capital Management Healthcare Sector Fund
Class A	1,000.00	1,102.50	0.73	3.89	1,000.00	1,021.51	0.73	3.74
Class B	1,000.00	1,104.40	0.54	2.84	1,000.00	1,022.51	0.54	2.73
JNL/Mellon Capital Management JNL 5 Fund
Class A	1,000.00	1,106.60	0.63	3.37	1,000.00	1,022.01	0.63	3.24
Class B	1,000.00	1,106.60	0.44	2.32	1,000.00	1,023.01	0.44	2.23
JNL/Mellon Capital Management JNL Optimized 5 Fund
Class A	1,000.00	1,141.60	0.75	4.07	1,000.00	1,021.41	0.75	3.84
Class B	1,000.00	1,142.90	0.56	3.00	1,000.00	1,022.41	0.56	2.83
JNL/Mellon Capital Management Nasdaq 15 Fund
Class A	1,000.00	1,129.40	0.75	4.05	1,000.00	1,021.41	0.75	3.84
JNL/Mellon Capital Management Oil & Gas Sector Fund
Class A	1,000.00	1,064.40	0.69	3.61	1,000.00	1,021.71	0.69	3.54
Class B	1,000.00	1,065.70	0.50	2.58	1,000.00	1,022.71	0.50	2.53
JNL/Mellon Capital Management S&P 10 Fund
Class A	1,000.00	987.90	0.65	3.28	1,000.00	1,021.91	0.65	3.34
JNL/Mellon Capital Management S&P 24 Fund
Class A	1,000.00	1,064.10	0.73	3.82	1,000.00	1,021.51	0.73	3.74
JNL/Mellon Capital Management Select Small-Cap Fund
Class A	1,000.00	1,070.20	0.65	3.42	1,000.00	1,021.91	0.65	3.34
Class B	1,000.00	1,071.60	0.44	2.28	1,000.00	1,023.01	0.44	2.23
JNL/Mellon Capital Management Technology Sector Fund
Class A	1,000.00	1,146.60	0.75	4.08	1,000.00	1,021.41	0.75	3.84
Class B	1,000.00	1,147.60	0.56	3.01	1,000.00	1,022.41	0.56	2.83

Disclosure of Fund Expenses (Unaudited) (continued)

Actual Fund Return				Hypothetical 5% Return
Beginning	Ending		Expenses	Beginning	Ending		Expenses
Account	Account	Annualized	Paid	Account	Account	Annualized	Paid
Value	Value	Expense	During	Value	Value	Expense	During
6/30/2006	12/31/2006	Ratios	Period	6/30/2006	12/31/2006	Ratios	Period

JNL/Mellon Capital Management VIP Fund
Class A	$ 1,000.00	$1,120.80	0.69%	$ 3.71	$1,000.00	$ 1,021.71	0.69%	$ 3.54
Class B	1,000.00	1,122.50	0.50	2.65	1,000.00	1,022.71	0.50	2.53
JNL/Mellon Capital Management Value Line 25 Fund
Class A	1,000.00	1,065.10	0.79	4.13	1,000.00	1,021.21	0.79	4.04
JNL/Mellon Capital Management Dow 10 Fund (NY)
Class A	1,000.00	1,168.10	0.75	4.12	1,000.00	1,021.41	0.75	3.84
JNL/Mellon Capital Management Dow Dividend Fund (NY)
Class A	1,000.00	1,135.20	0.75	4.06	1,000.00	1,021.41	0.75	3.84
JNL/Mellon Capital Management Global 15 Fund (NY)
Class A	1,000.00	1,231.90	0.79	4.46	1,000.00	1,021.21	0.79	4.04
JNL/Mellon Capital Management Nasdaq 15 Fund (NY)
Class A	1,000.00	1,130.40	0.77	4.15	1,000.00	1,021.31	0.77	3.94
JNL/Mellon Capital Management S&P 10 Fund (NY)
Class A	1,000.00	987.40	0.73	3.68	1,000.00	1,021.51	0.73	3.74
JNL/Mellon Capital Management S&P 24 Fund (NY)
Class A	1,000.00	1,065.10	0.75	3.92	1,000.00	1,021.41	0.75	3.84
JNL/Mellon Capital Management Value Line 25 Fund (NY)
Class A	1,000.00	1,064.80	0.87	4.54	1,000.00	1,020.81	0.87	4.45

Additional Disclosure

Quarterly Portfolio Holdings

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website at www.sec.gov. The Funds’ Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330; and is available upon request from the Funds by calling Shareholder Services toll-free at 800-644-4563.

MANAGERS AND OFFICERS OF THE JNL VARIABLE FUND LLC

AND JNLNY VARIABLE FUND I LLC

(COLLECTIVELY, THE "JNL VARIABLE FUNDS")

Name, Address and (Age)	Position(s) Held with the JNL Variable Funds (Length of Time Served)	Number of Portfolios in Fund Complex to be Overseen by Manager
Interested Manager
Mark D. Nerud (40) [1] 1 Corporate Way Lansing, MI 48951	Manager [2] (1/07 to present) President and Chief Executive Officer (12/06 to present)	92 [3]

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS:

President of the Adviser (1/07 to present); Chief Financial Officer of the Adviser (11/00 to 1/07) and Managing Board Member of the Adviser (11/00 to 11/03) (1/07 to present); Vice President (8/97 to 12/06), Treasurer, Chief Financial Officer of other Investment Companies advised by the Adviser (12/02 to 12/06); Vice President – Fund Accounting & Administration of Jackson National Life Insurance Company (1/00 to present)

OTHER DIRECTORSHIPS HELD BY MANAGER: None

Disinterested Managers
Michael Bouchard (50) 1 Corporate Way Lansing, MI 48951	Manager [2] (4/00 to present)	92 [3]
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Sheriff, Oakland County, Michigan (1/99 to present); Senator – State of Michigan (1991 to 1999);

OTHER DIRECTORSHIPS HELD BY MANAGER: None

William J. Crowley, Jr. (61) 1 Corporate Way Lansing, MI 48951	Manager [2] (1/07 to present)	92 [3]
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Managing Partner (Baltimore Office) – Arthur Andersen LLP (2001 to 2002); Board Member of various corporate boards (2002 to present)

OTHER DIRECTORSHIPS HELD BY MANAGER : Director of Foundation Coal Holdings, Inc.; Director of Bio Veris Corporation; Director of Provident Bankshares Corporation

Dominic D’Annunzio (68) 1 Corporate Way Lansing, MI 48951	Chairman of the Board [2] (2/04 to present) Manager [2] (6/03 to present)	92 [3]
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Acting Commissioner of Insurance for the State of Michigan (1/90 to 5/90) and (8/97 to 5/98)

OTHER DIRECTORSHIPS HELD BY MANAGER: None

Name, Address and (Age)	Position(s) Held with the JNL Variable Funds (Length of Time Served)	Number of Portfolios in Fund Complex to be Overseen by Manager
Michelle Engler (48) 1 Corporate Way Lansing, MI 48951	Manager [2] (4/00 to present)	92 [3]
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Attorney (1983 to present); First Lady of the State of Michigan (1990 to 2002)

OTHER DIRECTORSHIPS HELD BY MANAGER : Director of Federal Home Loan Mortgage Corporation

James Henry, Ph.D. (67) 1 Corporate Way Lansing, MI 48951	Manager [2] (1/07 to present)	92 [3]
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Dean Emeritus and Professor of Finance, Eli Broad College of Business and Graduate School of Management at Michigan State University (2001 to present)

OTHER DIRECTORSHIPS HELD BY MANAGER : None

Richard McLellan (63) 1 Corporate Way Lansing, MI 48951	Manager [2] (12/03 to present)	92 [3]
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Member, Dykema Gossett PLLC (Law Firm)

OTHER DIRECTORSHIPS HELD BY MANAGER : None

William R. Rybak (55) 1 Corporate Way Lansing, MI 48951	Manager [2] (1/07 to present)	92 [3]
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Board Member of various corporate boards (2002 to present) (see below)

OTHER DIRECTORSHIPS HELD BY MANAGER :

Chairman of the Board of Trustees of Lewis University; Member of the Board since 1982; Member of the Board of Directors of Howe Barnes Investments, Inc. since 2001; Member of the Boards of each of the Calamos Mutual Funds since 2002; Member of the Board of Directors of The PrivateBancorp since 2003; Chairman of the Board of Trustees of St. Coletta’s of Illinois; and Member of the Board since 2000

Patricia A. Woodworth (51) 1 Corporate Way Lansing, MI 48951	Manager [2] (1/07 to present)	92 [3]

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS:

Executive Vice President for Finance and Administration, Chief Financial Officer, Art Institute of Chicago (2002 to present); Executive Vice President and Chief Financial Officer, The University of Chicago (1998 to 2002)

OTHER DIRECTORSHIPS HELD BY MANAGER : None

[1] Mr. Nerud is an “interested person” of the JNL Variable Funds due to his position with Jackson National Life Insurance Company®, which is the parent company of the Adviser.

[2] The Chairman of the Board, interested and disinterested Managers are elected to serve for an indefinite term.

[3] Effective January 16, 2007, the number of Funds in the Fund Complex will be 92.

Name, Address and (Age)	Position(s) Held with the JNL Variable Funds (Length of Time Served)	Number of Portfolios in Fund Complex to be Overseen by Manager
Officers
Daniel W. Koors (36) 1 Corporate Way Lansing, MI 48951	Vice President, Treasurer and Chief Financial Officer (12/06 to present)	Not Applicable

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS:

Vice President and Chief Financial Officer of the Adviser (1/07 to present); Vice President, Treasurer and Chief Financial Officer of other Investment Companies advised by the Adviser (12/06 to present); Assistant Treasurer of other Investment Companies advised by the Adviser (9/06 to 12/06); Assistant Vice President – Fund Administration of Jackson National Life Insurance Company (8/06 to present); Partner of Deloitte & Touche LLP (2003 to June 2006); Senior Manager of Deloitte & Touche LLP (2000 to 2003)

OTHER DIRECTORSHIPS HELD BY MANAGER : Not Applicable

Susan S. Rhee (35) 1 Corporate Way Lansing, MI 48951	Vice President, Counsel and Secretary (2/04 to present)	Not Applicable

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS:

Secretary of the Adviser (11/00 to present); Vice President, Counsel, and Secretary of other Investment Companies advised by the Adviser; Assistant Vice President of Jackson National Life Insurance Company (8/03 to present); Associate General Counsel of Jackson National Life Insurance Company (7/01 to present)

OTHER DIRECTORSHIPS HELD BY MANAGER : Not Applicable

Steven J. Fredricks (36) 1 Corporate Way Lansing, MI 48951	Chief Compliance Officer (1/05 to present)	Not Applicable

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS:

Chief Compliance Officer of the Adviser and other Investment Companies advised by the Adviser (1/05 to present); Attorney of Jackson National Life Insurance Company (2/02 to Present); Contract Attorney, Godfrey & Kahn, S.C. (2001 – 2002)

OTHER DIRECTORSHIPS HELD BY MANAGER : Not Applicable

William V. Simon (36) 1 Corporate Way Lansing, MI 48951	Vice President and Assistant Treasurer (12/06 to present)	Not Applicable

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS:

Vice President and Chief Operating Officer of the Adviser (1/07 to present); Assistant Vice President of Jackson National Life Insurance Company (7/04 to present); Director of Jackson National Life Insurance Company (8/00 to 7/04)

OTHER DIRECTORSHIPS HELD BY MANAGER : Not Applicable

The Statement of Additional Information includes additional information about Fund Managers and may be obtained at no charge by calling 1-800-766-4683 (Annuity and Life Service Center), 1-800-599-5651 (NY Annuity and Life Service Center), 1-800-777-7779 (for contracts purchased through a bank or financial institution) or 1-888-464-7779 (for NY contracts purchased through a bank or financial institution), by writing JNL Variable Funds, P.O. Box 378002, Denver, Colorado 80237-8002 or by visiting www.jnl.com or www.jnlny.com.

MANAGERS AND OFFICERS OF THE JNL VARIABLE FUND LLC

AND JNLNY VARIABLE FUND I LLC

(COLLECTIVELY, THE "JNL VARIABLE FUNDS")

The interested Managers and Officers of the JNL Variable Funds or the Adviser do not receive any compensation from the JNL Variable Funds for their services as Managers or Officers. The following persons, who are disinterested Managers of the JNL Variable Funds and the JNL Variable Fund’s Chief Compliance Officer, received from the JNL Variable Funds the compensation amounts indicated for the services as such for the twelve-month period ended December 31, 2006.

Manager	Aggregate Compensation from the JNL Variable Fund[1]	Pension or Retirement Benefits Accrued As Part of Fund Expenses	Estimated Annual Benefits Upon Retirement	Total Compensation from JNL Variable Fund and Fund Complex
Michael Bouchard	$26,971	$0	$0	$75,000
William J. Crowley, Jr. [2]	$0	$0	$0	$0
Dominic D’Annunzio [5]	$37,139	$0	$0	$102,500
Michelle Engler	$29,842	$0	$0	$82,500
Joseph Frauenheim [3]	$30,829	$0	$0	$85,000
James Henry [2]	$0	$0	$0	$0
Richard McLellan	$29,842	$0	$0	$82,500
William R. Rybak [2]	$0	$0	$0	$0
Patricia Woodworth [2]	$0	$0	$0	$0
Steven J. Fredricks [4]	$61,758	$0	$0	$170,746

1 The fees paid to the independent Managers are paid for combined meetings of all Funds in the Fund Complex. The fees are allocated to the Funds and affiliated investment companies on a pro-rata basis based on net assets.

2 Managers were elected to the Board of Managers effective January 1, 2007, and therefore have not received any compensation for the year ended December 31, 2006.

3 Mr. Frauenheim retired from the Board of Managers effective January 1, 2007.

4 Mr. Fredricks’ compensation is paid by the Funds for his duties as the Chief Compliance Officer of the Fund Complex. The expense is allocated to the Funds and affiliated investment companies on a pro-rata basis based on net assets.

5 Mr. D’Annunzio is an ex officio (non-voting) member of the Governance Committee. Therefore, he does not receive any compensation as a member of the Governance Committee.

PROXY VOTING GUIDELINES

JNAM, the Funds’ adviser, is responsible for exercising the voting rights associated with the securities purchased and/or held by the Funds. A description of the policies and procedures used by the Funds to vote proxies relating to the portfolio securities and information on how the Funds voted proxies relating to portfolio securities during the 12 month period ended June 30, 2006 are available (1) without charge, upon request by calling 1-800-766-4683 (Annuity Service Center), 1-800-599-5651 (NY Annuity and Life Service Center) or 1-800-777-7779 (for contracts purchased through a bank or financial institution) or 1-888-464-7779 (for NY contracts purchased through a bank or financial institution), (2) by writing JNL Variable Funds, P.O. Box 378002, Denver, Colorado 80237-8002 (3) on Jackson National Life Insurance Company’s website at www.jnl.com or Jackson National Life Insurance Company of New York’s website at www.jnlny.com, and (4) on the SEC’s website at www.sec.gov.

MANAGERS AND OFFICERS OF THE JNL VARIABLE FUND LLC

AND JNLNY VARIABLE FUND I LLC

(COLLECTIVELY, THE "JNL VARIABLE FUNDS")

A Special Meeting of the Interest Holders of the JNL Variable Funds was held December 1, 2006.

The meeting involved the election of Managers. The following lists the name of each Manager elected at the meeting, if the Manager is a Disinterested/Independent Manager or an Interested Manager, and if the Manager was an incumbent or newly elected at the meeting:

William J. Crowley, Jr.	Disinterested/Independent Manager	New
Michael Bouchard	Disinterested/Independent Manager	Incumbent
Dominic D'Annunzio	Disinterested/Independent Manager	Incumbent
Michelle Engler	Disinterested/Independent Manager	Incumbent
James Henry	Disinterested/Independent Manager	New
Richard McLellan	Disinterested/Independent Manager	Incumbent
Mark D. Nerud	Interested Manager	New
William R. Rybak	Disinterested/Independent Manager	New
Patricia A. Woodworth	Disinterested/Independent Manager	New

The following proposals were voted upon at the meeting:

1.	To vote on the election of Independent Managers of the JNL Variable Funds:

JNL Variable Fund LLC

	AFFIRMATIVE	AGAINST	WITHHOLD
Michael Bouchard	587,233,641.247	0	16,534,434.711
William J. Crowley, Jr.	589,831,901.407	0	13,936,174.551
Dominic D'Annunzio	589,495,447.586	0	14,272,628.372
Michelle Engler	587,791,799.620	0	15,976,276.338
James Henry	589,976,041.294	0	13,792,034.664
Richard McLellan	590,331,411.625	0	13,436,664.333
William R. Rybak	589,300,788.348	0	14,467,287.610
Patricia A. Woodworth	589,998,825.988	0	13,769,249.970

JNLNY Variable Fund I LLC

	AFFIRMATIVE	AGAINST	WITHHOLD
Michael Bouchard	8,948,516.550	0	166,239.440
William J. Crowley, Jr.	8,946,774.629	0	167,981.361
Dominic D'Annunzio	8,931,089.784	0	183,666.206
Michelle Engler	8,932,662.963	0	182,093.027
James Henry	8,946,065.154	0	168,690.836
Richard McLellan	8,946,799.621	0	167,956.369
William R. Rybak	8,946,799.621	0	167,956.369
Patricia A. Woodworth	8,924,061.851	0	190,694.139

2.	To vote on the election of an Interested Manager to replace an existing Interested Manager of the JNL Variable Funds.

JNL Variable Fund LLC

	AFFIRMATIVE	AGAINST	WITHHOLD
Mark D. Nerud	575,150,760.569	0	28,617,315.389

JNLNY Variable Fund I LLC

	AFFIRMATIVE	AGAINST	WITHHOLD
Mark D. Nerud	8,826,444.227	0	288,311.763

Item 2. Code of Ethics.

As of the end of the period covered by this report, the Registrant has adopted a code of ethics, as defined in Item 2 of Form N-CSR, applicable to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. There were no substantive amendments or any waivers to this code of ethics during the period covered by this report. A copy of this code of ethics is filed as an exhibit to this Form N-CSR.

Item 3. Audit Committee Financial Expert.

The registrant does not have an Audit Committee financial expert serving on its Audit Committee. The registrant has determined that the financial statements of the registrant do not involve the complexities of public company financial statements and that the accounting methodologies of investment companies are well established under the Investment Company Act of 1940, as amended, and therefore, a financial expert is not necessary.

Item 4. Principal Accountant Fees and Services.

(a)-(d)

KPMG billed the Company aggregate fees for professional services rendered for the fiscal years ending December 31, 2006 and December 31, 2005 as follows:

Fiscal Year	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees	Total Fees
2006	$78,890	$41,170	$16,600	$0	$136,660
2005	$63,690	$33,320	$13,600	$0	$110,610

The above Tax Fees for 2006 and 2005 is the aggregate fee billed for professional services rendered by KPMG to the registrant for tax compliance, tax advice and tax return review.

The above Audit-Related Fees for 2006 and 2005 is the aggregate fee billed for professional services rendered by KPMG to the registrant for the services provided in connection with the registrant’s 17f-2 counts.

KPMG was paid $29,400 for 2006 and $28,600 for 2005 to perform an internal control review pursuant to SAS No. 70 related to the registrant’s Adviser fund accounting procedures.

(e)(1) The Audit Committee is authorized to pre-approve non-audit services provided by the registrant's auditors, if they find it appropriate in light of their fiduciary duties and in the exercise of their good faith business judgment and compatible with the auditors' independence. The Chairman of the Audit Committee is authorized to approve audit and non-audit services for newly established funds of the registrant on the same terms as the full Audit Committee previously had approved for the then existing funds.

(e)(2) None

(f) None

(g) The aggregate fee billed for all non-audit fees to the funds and Adviser entities for the fiscal years ended December 31, 2006 is $87,170. The aggregate fee billed for all non-audit fees to the funds and Adviser entities for the fiscal years ended December 31, 2005 is $75,520.

(h) The Audit Committee pre-approved the SAS No. 70 review described above when the Audit Committee approved KPMG as auditors for fiscal years 2006 and 2005, and did not find provision of these services to be incompatible with maintaining the auditors independence.

Item 5. Audit Committee of Listed Registrants.

Not applicable as this is not a listed issuer as defined in Rule 10A-3 under the Exchange Act.

Item 6. Schedule of Investments

Below is a Schedule I for the JNL/Mellon Capital Management Consumer Brands Sector Fund, the JNL/Mellon Capital Management Financial Sector Fund and the JNL/Mellon Capital Management Healthcare Sector Fund for which a summary schedule of investments was provided in the report to stockholders pursuant to §210.12 – 12C of Regulation S-X.

JNL/Mellon Capital Management Consumer Brands Sector Fund
COMMON STOCKS - 99.9%
CONSUMER DISCRETIONARY - 75.5%
99 Cents Only Stores (b) (l)	1	8
Abercrombie & Fitch Co. - Class A	1	77
Advance Auto Parts	1	48
Advo Inc.	-	12
Aeropostale Inc. (b)	1	21
Amazon.Com Inc. (b)	4	151
American Eagle Outfitters Inc.	2	76
American Greetings Corp.	1	15
AnnTaylor Stores Corp. (b)	1	30
Apollo Group Inc. - Class A (b)	2	71
Applebee’s International Inc.	1	24
Arbitron Inc.	-	15
Autonation Inc. (b)	2	43
AutoZone Inc. (b)	1	79
Aztar Corp. (b)	-	25
Bally Technologies Inc. (b) (l)	1	11
Barnes & Noble Inc.	1	27
Bed Bath & Beyond Inc. (b)	4	136
Belo Corp.	1	20
Best Buy Co. Inc.	5	248
Big Lots Inc. (b)	1	33
Blockbuster Inc. - Class A (b) (l)	1	7
Bob Evans Farms Inc.	-	15
Borders Group Inc.	1	17
Boyd Gaming Corp. (l)	1	33
Brinker International Inc.	2	48
Cablevision Systems Corp. - Class A	3	81
Career Education Corp. (b)	1	30
Carmax Inc. (b)	1	73
Carnival Corp.	5	262
Catalina Marketing Corp.	-	12
Cato Corp. - Class A	-	8
CBRL Group Inc.	-	17
CBS Corp.	8	270
CEC Entertainment Inc. (b)	-	17
Charming Shoppes Inc. (b)	2	21
Charter Communications Inc. - Class A (b) (l)	6	17
Cheesecake Factory Inc. (b)	1	22
Chico’s FAS Inc. (b) (l)	2	46
Childrens Place Retail Stores Inc. (b)	-	20
Choice Hotels International Inc.	-	18
Christopher & Banks Corp.	-	8
Circuit City Stores Inc.	2	42
Claire’s Stores Inc.	1	40
Clear Channel Communications Inc.	6	207
Coldwater Creek Inc. (b)	1	18
Comcast Corp. - Class A (b)	25	1,048
Corinthian Colleges Inc. (b)	1	14
Cox Radio Inc. - Class A (b)	-	7
CTC Media Inc. (b)	-	11
Cumulus Media Inc. - Class A (b) (l)	-	4
Darden Restaurants Inc.	2	68

DeVry Inc.	1	22
Dick’s Sporting Goods Inc. (b)	-	22
Dillard’s Inc. - Class A	1	28
DirecTV Group Inc. (b)	10	255
Discovery Holding Co. (b)	3	55
Dollar General Corp.	4	64
Dollar Tree Stores Inc. (b)	1	41
Dow Jones & Co. Inc. (l)	1	24
DreamWorks Animation SKG Inc. (b)	1	23
Dress Barn Inc. (b)	1	13
EchoStar Communications Corp. (b)	3	99
Emmis Communications Corp. - Class A (l)	-	3
Entercom Communications Corp.	-	11
EW Scripps Co.	1	52
Expedia Inc. (b) (l)	3	65
Family Dollar Stores Inc.	2	53
Federated Department Stores Inc.	7	266
Foot Locker Inc.	2	44
Fred’s Inc.	-	5
GameStop Corp. - Class A (b)	1	29
GameStop Corp. - Class B (b)	-	16
Gannett Co. Inc.	3	182
Gap Inc.	8	150
Gaylord Entertainment Co. (b)	-	25
Gemstar-TV Guide International Inc. (b)	3	13
Genesco Inc. (b)	-	11
Getty Images Inc. (b)	1	27
Group 1 Automotive Inc.	-	13
Guess ? Inc. (b)	-	25
Guitar Center Inc. (b)	-	14
Gymboree Corp. (b)	-	13
H&R Block Inc.	4	87
Harrah’s Entertainment Inc.	2	195
Harte-Hanks Inc.	1	18
Hilton Hotels Corp.	5	160
Home Depot Inc. (l)	26	1,053
HOT Topic Inc. (b)	-	6
Idearc Inc. (b)	2	53
IHOP Corp.	-	10
InterActiveCorp (b) (l)	3	99
International Game Technology	4	197
International Speedway Corp. - Class A	-	20
Interpublic Group of Cos. Inc. (b) (l)	6	69
ITT Educational Services Inc. (b)	1	36
J Crew Group Inc. (b)	-	10
Jack in the Box Inc. (b)	-	26
JC Penney Co. Inc.	3	195
John Wiley & Sons Inc.	1	20
Kohl’s Corp. (b)	4	258
Krispy Kreme Doughnuts Inc. (b)	1	7
Lamar Advertising Co. (b)	1	61
Las Vegas Sands Corp. (b)	1	119
Laureate Education Inc. (b)	1	28

Lee Enterprises Inc.	-	14
Liberty Global Inc. - Class A (b)	2	72
Liberty Global Inc. (b)	2	69
Liberty Media Holding Corp. - Capital (b)	2	166
Liberty Media Holding Corp. - Interactive (b)	8	171
Life Time Fitness Inc. (b)	-	18
Limited Brands Inc.	4	124
Live Nation Inc. (b)	1	16
Lowe’s Cos. Inc.	19	604
Marriott International Inc. - Class A	4	211
Matthews International Corp. - Class A	-	16
McClatchy Co. - Class A	1	31
McDonald’s Corp.	16	687
McGraw-Hill Cos. Inc.	4	303
Media General Inc.	-	9
Men’s Wearhouse Inc.	1	24
Meredith Corp.	-	27
MGM Mirage (b)	2	89
Netflix Inc. (b) (l)	1	20
New York Times Co. - Class A (l)	2	45
News Corp. Inc. - Class A	24	505
News Corp. Inc. - Class B	7	147
Nordstrom Inc.	3	136
Office Depot Inc. (b)	4	137
OfficeMax Inc.	1	45
Omnicom Group Inc.	2	226
O’Reilly Automotive Inc. (b)	1	46
Orient-Express Hotels Ltd.	1	25
OSI Restaurant Partners Inc.	1	35
Pacific Sunwear of California (b)	1	18
Panera Bread Co. - Class A (b)	-	22
Papa John’s International Inc. (b)	-	8
Payless Shoesource Inc. (b)	1	26
Penn National Gaming Inc. (b)	1	40
PEP Boys-Manny Moe & Jack	1	10
PetSmart Inc.	2	52
PF Chang’s China Bistro Inc. (b)	-	13
Pier 1 Imports Inc.	1	5
Pinnacle Entertainment Inc. (b)	1	19
Pre-Paid Legal Services Inc. (b) (l)	-	6
Priceline.com Inc. (b)	-	17
Radio One Inc. (b)	1	6
RadioShack Corp. (l)	2	28
Reader’s Digest Association Inc. - Class A	1	21
Regis Corp.	1	23
Rent-A-Center Inc. (b)	1	26
RH Donnelley Corp.	1	56
Ross Stores Inc.	2	54
Royal Caribbean Cruises Ltd.	2	70
Ruby Tuesday Inc.	1	18
Saks Inc.	1	25
Sally Beauty Holdings Inc. (b)	1	7
Scholastic Corp. (b)	-	15

Scientific Games Corp. - Class A (b)	1	24
Sears Holdings Corp. (b)	1	206
Service Corp. International	4	39
ServiceMaster Co.	4	49
Sinclair Broadcast Group Inc. - Class A	1	5
Sirius Satellite Radio Inc. (b) (l)	16	57
Six Flags Inc. (b) (l)	1	4
Sonic Corp. (b)	1	22
Sotheby’s Holdings - Class A	1	23
Staples Inc.	9	247
Starbucks Corp. (b)	10	345
Starwood Hotels & Resorts Worldwide Inc.	3	170
Station Casinos Inc. (l)	1	46
Stein Mart Inc.	-	4
Stewart Enterprises Inc. - Class A	1	7
Strayer Education Inc.	-	19
Sun-Times Media Group Inc.	1	3
Talbots Inc.	-	7
Target Corp.	10	561
Tiffany & Co.	2	70
Time Warner Inc.	50	1099
TJX Cos. Inc.	6	165
Tractor Supply Co. (b)	-	18
Triarc Cos. Inc. - Class B	-	8
Tribune Co.	2	58
Tuesday Morning Corp.	-	6
Tween Brands Inc. (b)	-	17
Univision Communications Inc. - Class A (b) (l)	3	107
Urban Outfitters Inc. (b)	2	35
Vail Resorts Inc. (b)	-	17
Valassis Communications Inc. (b)	1	8
Valuevision Media Inc. (b)	-	5
Viacom Inc. (b)	8	329
Walt Disney Co.	25	842
Warner Music Group Corp.	1	13
Washington Post Co.	-	58
Wendy’s International Inc.	1	40
Westwood One Inc.	1	6
Williams-Sonoma Inc.	1	38
WMS Industries Inc. (b)	-	11
Wyndham Worldwide Corp. (b)	3	81
Wynn Resorts Ltd.	1	90
XM Satellite Radio Holdings Inc. - Class A (b) (l)	4	52
Yum! Brands Inc.	3	200
Zale Corp. (b)	1	16
		17,891
CONSUMER STAPLES - 15.7%
BJ’s Wholesale Club Inc. (b)	1	27
Casey’s General Stores Inc.	1	14
Costco Wholesale Corp.	6	311
CVS Corp.	10	317
Kroger Co.	9	198
Longs Drug Stores Corp.	-	16

Pantry Inc. (b)	-	13
Performance Food Group Co. (b)	-	11
Rite Aid Corp. (b) (l)	7	37
Safeway Inc.	6	195
Supervalu Inc.	3	96
SYSCO Corp.	8	289
United Natural Foods Inc. (b)	-	17
Walgreen Co.	13	588
Wal-Mart Stores Inc.	33	1,515
Whole Foods Market Inc.	2	84
Wild Oats Markets Inc. (b)	-	4
		3,732
HEALTH CARE - 3.2%
AmerisourceBergen Corp.	3	115
Cardinal Health Inc.	5	335
Chemed Corp.	-	12
McKesson Corp.	4	192
Omnicare Inc. (l)	2	60
VCA Antech Inc. (b)	1	34
		748
INDUSTRIALS - 2.9%
Adesa Inc.	1	30
AirTran Holdings Inc. (b) (l)	1	13
Alaska Air Group Inc. (b)	1	20
AMR Corp. (b)	2	76
Aramark Corp.	2	53
Avis Budget Group Inc.	1	26
Continental Airlines Inc. - Class B (b) (l)	1	47
Copart Inc. (b)	1	26
Dun & Bradstreet Corp. (b)	1	66
JetBlue Airways Corp. (b) (l)	2	28
Laidlaw International Inc.	1	32
SkyWest Inc.	1	21
Southwest Airlines Co.	10	152
UAL Corp. (b) (l)	1	52
US Airways Group Inc. (b) (l)	1	44
		686
INFORMATION TECHNOLOGY - 2.6%
aQuantive Inc. (b)	1	22
Avid Technology Inc. (b) (l)	1	19
CNET Networks Inc. (b)	2	15
Digitas Inc. (b)	1	15
eBay Inc. (b)	13	401
FactSet Research Systems Inc.	-	25
NAVTEQ Corp. (b)	1	41
Sabre Holdings Corp.	2	54
Valueclick Inc. (b)	1	29
		621
Total Common Stocks (cost $21,027)		23,678

SHORT TERM INVESTMENTS - 8.0%
Mutual Funds - 0.0%
JNL Money Market Fund, 5.11% (a) (d)	7	7

Securities Lending Collateral - 8.0%
Mellon GSL Delaware Business Trust Collateral Fund (d)	1,893	1,893

Total Short Term Investments (cost $1,900)		1,900

Total Investments - 107.9% (cost $22,927)		25,578
Other Assets and Liabilities, Net - (7.9%)		-1,883
Total Net Assets - 100%		$23,695

JNL/Mellon Capital Management Financial Sector Fund
COMMON STOCKS - 98.7%
FINANCIALS - 98.2%
ACE Ltd.	7	427
Affiliated Managers Group Inc. (b) (l)	1	69
AFLAC Inc.	11	501
AG Edwards Inc.	2	105
Alabama National Bancorp.	-	31
Alexandria Real Estate Equities Inc.	1	66
Alleghany Corp. (b)	-	42
Allstate Corp.	14	886
AMB Property Corp.	2	113
AMBAC Financial Group Inc.	2	205
Amcore Financial Inc.	-	15
American Express Co.	23	1,417
American Financial Group Inc.	1	53
American Financial Realty Trust	3	32
American Home Mortgage Investment Corp.	1	35
American International Group Inc.	46	3,321
American National Insurance Co.	-	40
AmeriCredit Corp. (b) (l)	3	69
Ameriprise Financial Inc.	5	258
Anchor Bancorp. Inc.	-	12
Annaly Capital Management Inc.	5	63
Aon Corp.	6	211
Apartment Investment & Management Co.	2	119
Arch Capital Group Ltd. (b)	1	59
Archstone-Smith Trust	5	275
Arthur J Gallagher & Co. (l)	2	66
Aspen Insurance Holdings Ltd.	1	35
Associated Bancorp. (l)	3	89
Assurant Inc.	2	131
Assured Guaranty Ltd.	1	29
Astoria Financial Corp.	2	58
AvalonBay Communities Inc.	2	208
AXIS Capital Holdings Ltd.	3	102
BancorpSouth Inc.	2	43
Bank of America Corp.	62	3,327
Bank of Hawaii Corp.	1	58
Bank of New York Co. Inc. (l)	16	640
BB&T Corp.	12	511
Bear Stearns Cos. Inc.	2	395
BioMed Realty Trust Inc.	1	39
BlackRock Inc. (l)	-	50

BOK Financial Corp.	1	28
Boston Properties Inc.	3	282
Brandywine Realty Trust	2	63
BRE Properties Inc. - Class A	1	70
Brookfield Properties Co.	3	99
Brown & Brown Inc.	2	67
Camden Property Trust	1	90
Capital One Financial Corp.	9	710
CapitalSource Inc.	3	80
Cathay General Bancorp. (l)	1	34
CB Richard Ellis Group Inc. - Class A (b)	4	144
CBL & Associates Properties Inc.	1	59
Charles Schwab Corp.	22	434
Chicago Mercantile Exchange Holdings Inc.	1	357
Chittenden Corp.	1	34
Chubb Corp.	9	475
Cincinnati Financial Corp.	3	147
CIT Group Inc.	4	244
Citigroup Inc.	60	3,334
Citizens Banking Corp.	1	24
City National Corp.	1	67
Colonial BancGroup Inc.	3	89
Colonial Properties Trust	1	46
Comerica Inc.	3	200
Commerce Bancorp. Inc. (l)	4	145
Commerce Bancshares Inc.	2	77
Commerce Group Inc.	1	44
Compass Bancshares Inc.	3	170
CompuCredit Corp. (b) (l)	1	31
Conseco Inc. (b)	3	64
Corporate Office Properties Trust SBI MD	1	46
Countrywide Financial Corp.	14	574
Cousins Properties Inc.	1	32
Crescent Real Estate Equities Co.	2	42
Cullen/Frost Bankers Inc.	1	71
Delphi Financial Group	1	38
Developers Diversified Realty Corp.	2	147
Dime Community Bancshares	1	10
Doral Financial Corp.	2	5
Douglas Emmett Inc.	2	41
Downey Financial Corp.	-	33
Duke Realty Corp.	3	121
E*Trade Financial Corp. (b)	9	206
East West Bancorp Inc.	1	43
Eaton Vance Corp.	3	94
Endurance Specialty Holdings Ltd.	1	46
Entertainment Properties Trust	1	36
Equity Inns Inc.	1	24
Equity Lifestyle Properties Inc.	1	27
Equity Office Properties Trust	8	368
Equity Residential	6	321
Erie Indemnity Co. - Class A	1	63
Essex Property Trust Inc.	1	69

Everest Re Group Ltd.	1	137
Fannie Mae	21	1,247
Federal Realty Investors Trust	1	100
Federated Investors Inc. - Class B	2	76
FelCor Lodging Trust Inc.	1	31
Fifth Third Bancorp.	10	418
First American Corp.	2	78
First Bancorp.	2	18
First Community Bancorp. Inc.	1	33
First Horizon National Corp. (l)	3	114
First Industrial Realty Trust Inc.	1	45
First Marblehead Corp.	1	74
First Midwest Bancorp Inc.	1	43
First Niagara Financial Group Inc.	2	36
FirstFed Financial Corp. (b) (l)	-	26
FirstMerit Corp. (l)	2	39
FNB Corp./PA (l)	2	29
Forest City Enterprises Inc. - Class A	1	72
Franklin Resources Inc.	4	409
Franklin Street Properties Corp.	2	32
Freddie Mac	15	1,012
Fremont General Corp.	2	26
Friedman Billings Ramsey Group Inc. - Class A (l)	3	28
Frontier Financial Corp.	1	32
Fulton Financial Corp. (l)	4	61
General Growth Properties Inc.	5	258
Genworth Financial Inc. - Class A	10	339
Goldman Sachs Group Inc.	8	1,571
Greater Bay Bancorp.	1	30
Hancock Holding Co.	1	32
Hanover Insurance Group Inc.	1	53
Hartford Financial Services Group Inc.	7	643
HCC Insurance Holdings Inc.	3	80
Health Care Property Investors Inc.	4	157
Health Care REIT Inc.	2	70
Healthcare Realty Trust Inc. (l)	1	45
Highwoods Properties Inc.	1	47
Hilb Rogal & Hobbs Co.	1	36
Home Properties Inc. (l)	1	44
Horace Mann Educators Corp.	1	22
Hospitality Properties Trust	2	86
Host Marriott Corp.	11	278
HRPT Properties Trust	4	55
Hudson City Bancorp. Inc.	11	156
Huntington Bancshares Inc.	5	118
IMPAC Mortgage Holdings Inc.	1	12
IndyMac Bancorp. Inc. (l)	2	72
IntercontinentalExchange Inc. (b)	1	128
International Bancshares Corp.	1	34
International Securities Exchange Inc. - Class A	1	39
Investment Technology Group Inc. (b)	1	40
Investors Financial Services Corp.	1	59
IPC Holdings Ltd.	1	43

iStar Financial Inc.	3	132
Janus Capital Group Inc.	4	92
Jefferies Group Inc.	2	58
Jones Lang LaSalle Inc.	1	70
JPMorgan Chase & Co.	68	3,308
KeyCorp	9	330
Kilroy Realty Corp.	1	54
Kimco Realty Corp.	5	213
KKR Financial Corp.	2	46
Knight Capital Group Inc. (b)	2	43
LaBranche & Co. Inc. (b) (l)	2	16
LaSalle Hotel Properties	1	40
Lazard Ltd. - Class A	1	54
Legg Mason Inc.	3	273
Lehman Brothers Holdings Inc.	11	898
Lexington Corporate Properties Trust	1	27
Liberty Property Trust (l)	2	96
Lincoln National Corp.	6	399
Loews Corp.	10	419
Longview Fibre Co.	1	22
M&T Bank Corp.	2	215
Macerich Co.	2	133
Mack-Cali Realty Corp.	1	69
MAF Bancorp Inc.	1	32
Maguire Properties Inc.	1	33
Markel Corp. (b)	-	97
Marsh & McLennan Cos. Inc.	12	366
Marshall & Ilsley Corp.	5	255
MBIA Inc.	3	211
Mellon Financial Corp. (d)	9	378
Mercantile Bankshares Corp.	3	128
Mercury General Corp.	1	33
Merrill Lynch & Co. Inc.	19	1,807
MetLife Inc.	10	594
MGIC Investment Corp.	2	121
Mid-America Apartment Communities Inc.	1	31
Mills Corp. (l)	1	26
Montpelier Re Holdings Ltd.	2	41
Moody’s Corp.	5	360
Morgan Stanley	21	1,705
Nasdaq Stock Market Inc. (b)	2	62
National City Corp.	13	474
National Financial Partners Corp.	1	31
National Retail Properties Inc.	1	32
Nationwide Financial Services	1	62
Nationwide Health Properties Inc. (l)	2	58
New Century Financial Corp. (l)	1	36
New Plan Excel Realty Trust	2	60
New York Community Bancorp. Inc. (l)	6	94
NewAlliance Bancshares Inc. (l)	2	37
Newcastle Investment Corp.	1	34
Northern Trust Corp.	4	259
Novastar Financial Inc. (l)	1	21

Nuveen Investments Inc. - Class A (l)	2	92
NYSE Group Inc. (b) (l)	1	110
Ohio Casualty Corp.	1	40
Old National Bancorp.	1	28
Old Republic International Corp.	5	110
Pacific Capital Bancorp.	1	33
Park National Corp. (l)	-	26
PartnerRe Ltd.	1	90
Penn Real Estate Investment Trust	1	32
People’s Bank	1	56
PFF Bancorp Inc.	1	19
Philadelphia Consolidated Holding Co. (b)	1	56
Phoenix Cos. Inc.	2	39
Piper Jaffray Cos. (b)	-	31
Platinum Underwriters Holdings Ltd.	1	40
Plum Creek Timber Co. Inc.	4	153
PMI Group Inc.	2	85
PNC Financial Services Group Inc.	6	473
Popular Inc.	6	99
Post Properties Inc.	1	42
Potlatch Corp.	1	35
Principal Financial Group	6	344
ProAssurance Corp. (b)	1	34
Progressive Corp.	15	374
Prologis	5	324
Protective Life Corp.	1	64
Provident Bankshares Corp.	1	27
Provident Financial Services Inc.	1	26
Prudential Financial Inc.	10	885
Public Storage Inc.	3	273
Radian Group Inc.	2	96
Raymond James Financial Inc.	2	60
Rayonier Inc.	2	71
Realogy Corp. (b)	5	142
Realty Income Corp.	2	62
Reckson Associate Realty Corp.	2	78
Redwood Trust Inc. (l)	1	32
Regency Centers Corp.	1	117
Regions Financial Corp.	16	594
Reinsurance Group of America Inc.	1	35
RenaissanceRe Holdings Ltd.	1	85
Republic Bancorp Inc.	2	24
RLI Corp.	1	28
Safeco Corp.	2	155
SEI Investments Co.	2	95
Selective Insurance Group	1	39
Senior Housing Properties Trust	2	44
Simon Property Group Inc.	5	485
Sky Financial Group Inc.	2	66
SL Green Realty Corp.	1	132
SLM Corp.	9	437
South Financial Group Inc.	2	44
Sovereign Bancorp Inc. (l)	7	182

St Joe Co. (l)	2	90
St. Paul Travelers Cos. Inc.	15	803
Stancorp Financial Group Inc.	1	53
State Street Corp.	7	486
Sterling Bancshares Inc.	2	22
Strategic Hotel Capital Inc.	2	36
Sunstone Hotel Investors Inc.	1	35
SunTrust Banks Inc. (l)	8	650
Susquehanna Bancshares Inc.	1	33
SVB Financial Group (b)	1	35
SWS Group Inc.	1	18
Synovus Financial Corp.	6	182
Taubman Centers Inc.	1	57
TCF Financial Corp.	3	71
TD Ameritrade Holding Corp.	5	89
TD Banknorth Inc.	2	68
Thornburg Mortgage Inc. (l)	2	60
Torchmark Corp.	2	137
Transatlantic Holdings Inc.	1	38
TRowe Price Group Inc.	6	252
Trustco Bank Corp. (l)	2	21
Trustmark Corp.	1	35
UCBH Holdings Inc.	2	37
Umpqua Holdings Corp.	1	38
UnionBanCal Corp.	1	70
United Bankshares Inc.	1	34
United Community Banks Inc.	1	31
United Dominion Realty Trust Inc. (l)	3	93
Unitrin Inc.	1	48
UnumProvident Corp. (l)	7	151
US Bancorp (l)	38	1,380
Valley National Bancorp.	2	65
Ventas Inc.	2	96
Vornado Realty Trust	3	347
W Holding Co. Inc.	4	21
Wachovia Corp.	41	2,359
Waddell & Reed Financial Inc. - Class A	2	50
Washington Federal Inc.	2	44
Washington Mutual Inc.	20	929
Washington Real Estate Investment Trust	1	39
Webster Financial Corp.	1	62
Weingarten Realty Investors	2	79
Wells Fargo & Co.	68	2,432
Westamerica Bancorp.	1	35
White Mountains Insurance Group Ltd.	-	97
Whitney Holding Corp.	1	47
Willis Group Holdings Ltd.	3	106
Wilmington Trust Corp.	1	61
Wintrust Financial Corp.	1	28
WR Berkley Corp.	4	132
XL Capital Ltd. - Class A	4	283
Zenith National Insurance Corp.	1	39
Zions Bancorp.	2	191

		67,456
INDUSTRIALS - 0.2%
Covanta Holding Corp. (b)	2	43
Equifax Inc.	3	112
		155
INFORMATION TECHNOLOGY - 0.3%
Mastercard Inc. (l)	1	139
MoneyGram International Inc.	2	56
		195
Total Common Stocks (cost $58,461)		67,806

SHORT TERM INVESTMENTS - 7.8%
Mutual Funds - 1.0%
JNL Money Market Fund, 5.11% (a) (d)	698	698
Securities Lending Collateral - 6.8%
Mellon GSL Delaware Business Trust Collateral Fund (d)	4,675	4,675

Total Short Term Investments (cost $5,373)		5,373

Total Investments - 106.5% (cost $63,834)		73,179
Other Assets and Liabilities, Net - (6.5%)		-4,456
Total Net Assets - 100%		$68,723

JNL/Mellon Capital Management Healthcare Sector Fund
COMMON STOCKS - 99.7%
CONSUMER STAPLES - 0.1%
Delta & Pine Land Co.	2	75

HEALTH CARE - 99.6%
Abbott Laboratories	77	3,750
Abraxis Bioscience Inc. (b)	1	28
Advanced Medical Optics Inc. (b)	3	105
Aetna Inc.	27	1,150
Affymetrix Inc. (b)	3	79
Alcon Inc.	4	433
Alexion Pharmaceuticals Inc. (b)	1	60
Alkermes Inc. (b)	5	68
Allergan Inc.	8	913
Alpharma Inc. - Class A	2	55
American Medical Systems Holdings Inc. (b)	3	65
AMERIGROUP Corp. (b)	3	93
Amgen Inc. (b)	59	3,997
Amylin Pharmaceuticals Inc. (b)	6	204
Applera Corp. - Applied Biosystems Group	9	337
Applera Corp. - Celera Genomics Group (b)	4	51
Apria Healthcare Group Inc. (b)	2	53
ArthroCare Corp. (b)	1	55
Barr Laboratories Inc. (b)	5	270
Bausch & Lomb Inc.	3	138
Baxter International Inc.	33	1,528
Beckman Coulter Inc.	3	187
Becton Dickinson & Co.	11	800

Biogen Idec Inc. (b)	17	835
Biomarin Pharmaceutical Inc. (b)	4	69
Biomet Inc.	11	470
Bio-Rad Laboratories Inc. - Class A (b)	1	77
Biosite Inc. (b)	1	38
Boston Scientific Corp. (b)	67	1,156
Bristol-Myers Squibb Co.	98	2,573
Brookdale Senior Living Inc. (l)	3	127
Caremark Rx Inc.	21	1,216
Centene Corp. (b)	2	50
Cephalon Inc. (b) (l)	3	208
Charles River Laboratories International Inc. (b)	3	143
Cigna Corp.	5	674
Celgene Corp. (b) (l)	19	1,072
Community Health Systems Inc. (b)	5	172
Cooper Cos. Inc.	2	98
Covance Inc. (b)	3	189
Coventry Health Care Inc. (b)	8	399
CR Bard Inc.	5	427
Cubist Pharmaceuticals Inc. (b)	3	50
CV Therapeutics Inc. (b) (l)	3	41
Cyberonics Inc. (b)	1	19
Cytyc Corp. (b)	5	153
Dade Behring Holdings Inc.	4	171
Datascope Corp.	1	26
DaVita Inc. (b)	5	287
Dentsply International Inc.	7	216
Edwards Lifesciences Corp. (b)	3	140
Eli Lilly & Co.	48	2,520
Endo Pharmaceuticals Holdings Inc. (b)	7	183
Enzo Biochem Inc. (b) (l)	1	21
Enzon Pharmaceuticals Inc. (b)	2	17
eResearch Technology Inc. (b) (l)	2	11
Express Scripts Inc. (b)	6	417
Forest Laboratories Inc. (b)	16	805
Genentech Inc. (b)	23	1,869
Gen-Probe Inc. (b)	3	134
Genzyme Corp. (b)	13	805
Gilead Sciences Inc. (b)	23	1,468
Haemonetics Corp. (b)	1	61
Health Management Associates Inc.	12	248
Health Net Inc. (b)	6	272
HealthSouth Corp (b) (l)	4	94
Healthways Inc. (b)	2	85
Henry Schein Inc. (b)	4	218
Hillenbrand Industries Inc.	3	163
Hologic Inc. (b)	3	122
Hospira Inc. (b)	8	258
Human Genome Sciences Inc. (b)	6	76
Humana Inc. (b)	8	455
ICOS Corp. (b) (l)	3	96
Idexx Laboratories Inc. (b)	2	124
Illumina Inc. (b)	2	89

ImClone Systems Inc. (b)	3	91
Immucor Inc. (b)	3	94
Incyte Corp. (b)	4	26
InterMune Inc. (b) (l)	1	34
Intuitive Surgical Inc. (b)	2	172
Invacare Corp.	1	34
Invitrogen Corp. (b) (l)	3	147
Johnson & Johnson	145	9,554
Kinetic Concepts Inc. (b)	3	99
King Pharmaceuticals Inc. (b)	12	186
Kyphon Inc. (b)	2	85
Laboratory Corp of America Holdings (b)	6	450
LifePoint Hospitals Inc. (b)	3	93
Lincare Holdings Inc. (b)	5	189
Magellan Health Services Inc. (b)	2	76
Manor Care Inc. (l)	4	172
Medarex Inc. (b)	6	86
Medco Health Solutions Inc. (b)	15	783
Medicines Co. (b)	3	82
Medics Pharmaceutical Corp. (l)	3	91
MedImmune Inc. (b)	12	380
Medtronic Inc.	58	3,094
Mentor Corp.	2	101
Merck & Co. Inc.	109	4,746
MGI Pharma Inc. (b)	4	74
Millennium Pharmaceuticals Inc. (b)	15	168
Millipore Corp. (b)	3	174
Molecular Devices Corp. (b)	1	15
Mylan Laboratories Inc.	11	211
Myriad Genetics Inc. (b) (l)	2	59
Nabi Biopharmaceuticals (b)	2	16
Nektar Therapeutics (b) (l)	5	70
Neurocrine Biosciences Inc. (b)	2	18
Noven Pharmaceuticals Inc. (b)	1	27
Odyssey HealthCare Inc. (b)	2	22
Onyx Pharmaceuticals Inc. (b)	2	19
OSI Pharmaceuticals Inc. (b)	3	102
Owens & Minor Inc.	2	66
Par Pharmaceutical Cos. Inc. (b) (l)	2	36
Parexel International Corp. (b)	1	42
Patterson Cos. Inc. (b) (l)	7	231
PDL BioPharma Inc. (b)	6	118
Pediatrix Medical Group Inc. (b)	2	116
Perrigo Co.	4	73
Pfizer Inc.	360	9,321
Pharmaceutical Product Development Inc.	5	159
PolyMedica Corp.	1	43
PSS World Medical Inc. (b)	3	67
Psychiatric Solutions Inc. (b)	2	94
Quest Diagnostics Inc.	8	398
Regeneron Pharmaceuticals Inc. (b)	3	65
Resmed Inc. (b)	4	185
Respironics Inc. (b)	4	139

Savient Pharmaceuticals Inc. (b)	2	27
Schering-Plough Corp.	74	1,745
Sepracor Inc. (b) (l)	5	335
Sierra Health Services Inc. (b)	3	92
St Jude Medical Inc. (b)	18	643
STERIS Corp.	3	82
Stryker Corp.	14	767
Sunrise Senior Living Inc. (b)	2	64
Techne Corp. (b)	2	98
Telik Inc. (b) (l)	3	12
Tenet Healthcare Corp. (b)	23	158
Theravance Inc. (b)	2	77
Thermo Electron Corp. (b)	20	911
Triad Hospitals Inc. (b)	4	185
United Surgical Partners International Inc. (b)	2	60
United Therapeutics Corp. (b)	1	66
UnitedHealth Group Inc.	67	3,621
Universal Health Services Inc.	2	138
Valeant Pharmaceutical International	5	79
Varian Inc. (b)	2	73
Varian Medical Systems Inc. (b)	7	312
Ventana Medical Systems Inc. (b)	2	68
Vertex Pharmaceuticals Inc. (b)	6	224
Viasys Healthcare Inc. (b)	2	43
Waters Corp. (b)	5	255
Watson Pharmaceuticals Inc. (b)	5	133
WellCare Health Plans Inc. (b)	2	113
WellPoint Inc. (b)	31	2,440
Wyeth	67	3,399
Zimmer Holdings Inc. (b)	12	959
		86,298
Total Common Stocks (cost $79,915)		86,373

SHORT TERM INVESTMENTS - 2.3%
Mutual Funds - 0.3%
JNL Money Market Fund, 5.11% (a) (d)	279	279
Securities Lending Collateral - 2.0%
Mellon GSL Delaware Business Trust Collateral Fund (d)	1,683	1,683

Total Short Term Investments (cost $1,962)		1,962

Total Investments - 102.0% (cost $81,877)		88,335
Other Assets and Liabilities, Net - (2.0%)		-1,695
Total Net Assets - 100%		$86,640

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable as this is an Open-End Management Investment Company.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable as this is an Open-End Management Investment Company.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable as this is an Open-End Management Investment Company.

Item 10. Submission of Matters to a Vote of Security Holders.

No material changes have been made.

Item 11. Controls and Procedures.

(a) The Principal Executive Officer and the Principal Financial Officer of the registrant have concluded, based on their evaluation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended, as of a date within ninety (90) days of the filing date of this report on Form N-CSR, that such controls and procedures are effective and that the design and operation of such procedures ensures that information required to be disclosed by the registrant in this report on Form N-CSR is recorded, processed, summarized, and reported within the time periods specified in the U.S. Securities and Exchange Commission’s rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-3(d)), that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12. Exhibits

(a)	(1) Code of Ethics
(2) Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended.
(3) Not Applicable.

(b)	Certification required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized in the City of Lansing and State of Michigan, on the 8th day of March, 2007.

JNL Variable Fund LLC (Registrant)

/s/ Mark D. Nerud
Mark D. Nerud
Principal Executive Officer

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Signature	Title	Date

/s/ Mark D. Nerud	Principal Executive Officer	March 8, 2007
Mark D. Nerud

/s/ Daniel W. Koors	Principal Financial Officer	March 8, 2007
Daniel W. Koors

EXHIBIT LIST

Exhibit 12(a)(1)	Registrant's Code of Ethics.

Exhibit 12(a)(2)	Certification of the Principal Executive Officer required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended.

Certification of the Principal Financial Officer required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended.

Exhibit 12(b)(1)	Certification required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended.